AST GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.4%
Asset-Backed Securities — 6.4%
Bermuda — 0.1%
Apex Credit CLO Ltd.,
Series 2024-01A, Class B1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.722%(c)	04/20/36	525	$526,216
Cayman Islands — 3.2%
AGL CLO Ltd.,
Series 2021-12A, Class A1, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	07/20/34	750	750,420
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	12/02/34	3,500	3,501,951
AMMC CLO Ltd.,
Series 2012-11A, Class A1R2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.589%(c)	04/30/31	354	354,508
Atlas Senior Loan Fund Ltd.,
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	07/20/32	636	636,731
Bain Capital Credit CLO Ltd.,
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.186%(c)	07/25/34	544	543,841
Series 2021-03A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.740%(c)	07/24/34	3,500	3,507,449
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	10/20/34	822	821,868
Ballyrock CLO Ltd.,
Series 2021-17A, Class A1A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	10/20/34	250	250,687
Barings CLO Ltd.,
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.630% (Cap N/A, Floor 1.630%)
6.899%(c)	01/20/37	400	404,032
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
7.369%(c)	01/20/37	1,000	1,004,718
Carlyle US CLO Ltd.,
Series 2024-02A, Class B, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
0.010%(c)	04/25/37	600	600,211
CarVal CLO Ltd.,
Series 2019-01A, Class ANR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.372%)
6.689%(c)	04/20/32	472	472,204
CIFC Funding Ltd.,
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.619%(c)	04/20/31	238	237,992
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Elmwood CLO Ltd.,
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.709%(c)	07/20/34	300	$300,192
Goldentree Loan Management US CLO Ltd.,
Series 2020-07A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.649%(c)	04/20/34	453	452,795
Halsey Point CLO Ltd.,
Series 2019-01A, Class A1A1, 144A, 3 Month SOFR + 1.612% (Cap N/A, Floor 1.350%)
6.929%(c)	01/20/33	591	592,429
Series 2020-03A, Class A1A, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)
7.029%(c)	11/30/32	1,418	1,420,000
ICG US CLO Ltd.,
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.639%(c)	04/21/31	448	447,604
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	04/25/30	183	183,165
Magnetite CLO Ltd.,
Series 2021-30A, Class B, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.186%(c)	10/25/34	378	378,331
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.622% (Cap N/A, Floor 1.360%)
6.936%(c)	04/14/33	700	699,520
Nassau Ltd.,
Series 2019-IIA, Class AN, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)
7.026%(c)	10/15/32	355	354,167
OCP CLO Ltd.,
Series 2016-11A, Class A1R2, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)
6.741%(c)	04/26/36	475	473,904
Octagon Investment Partners 40 Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	01/20/35	250	250,068
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.596%(c)	04/15/31	385	385,013
Palmer Square CLO Ltd.,
Series 2021-04A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.432%)
6.746%(c)	10/15/34	250	250,215
Palmer Square Loan Funding Ltd.,
Series 2022-03A, Class A1BR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.721%(c)	04/15/31	500	499,995
A1

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Cayman Islands (cont’d.)
Parallel Ltd.,
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.429%(c)	07/20/34	296	$297,097
Regatta XIX Funding Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.638%(c)	04/20/35	300	299,983
Regatta XXIV Funding Ltd.,
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/20/35	250	250,209
Sixth Street CLO Ltd.,
Series 2021-17A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.819%(c)	01/20/34	820	820,502
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.526%(c)	04/15/29	30	30,108
Southwick Park CLO LLC,
Series 2019-04A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.322%)
6.639%(c)	07/20/32	250	250,125
Trysail CLO Ltd.,
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
6.997%(c)	07/20/32	400	397,975
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	04/15/33	316	316,609
Voya CLO Ltd.,
Series 2013-03A, Class A2RR, 144A, 3 Month SOFR + 1.961% (Cap N/A, Floor 1.700%)
7.259%(c)	10/18/31	484	484,430
			22,921,048
United Kingdom — 0.4%
Bain Capital Credit CLO Ltd.,
Series 2023-03A, Class A, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.119%(c)	07/24/36	550	553,850
Benefit Street Partners CLO Ltd.,
Series 2023-33A, Class A1, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)
7.062%(c)	01/25/36	2,000	2,016,396
Silver Point CLO Ltd.,
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.925% (Cap N/A, Floor 1.925%)
7.323%(c)	11/29/36	250	251,945
			2,822,191
United States — 2.7%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	7	7,026
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	63	$61,106
American Express Credit Account Master Trust,
Series 2022-02, Class A
3.390%	05/15/27	600	587,604
Auxilior Term Funding LLC,
Series 2023-01A, Class A2, 144A
6.180%	12/15/28	170	170,905
Bank of America Auto Trust,
Series 2023-02A, Class A2, 144A
5.850%	08/17/26	175	175,367
Barclays Dryrock Issuance Trust,
Series 2023-01, Class A
4.720%	02/15/29	400	397,247
Series 2023-02, Class A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
6.219%(c)	08/15/28	1,000	1,006,566
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	22	21,629
Series 2022-A, Class A, 144A
1.710%	02/20/35	173	169,612
Series 2023-A, Class A, 144A
5.550%	04/17/36	75	74,217
Series 2023-B, Class A, 144A
6.920%	12/17/36	90	92,142
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	83	83,240
Capital One Multi-Asset Execution Trust,
Series 2022-A02, Class A
3.490%	05/15/27	650	636,961
Series 2022-A3, Class A
4.950%	10/15/27	200	199,221
CFMT LLC,
Series 2021-AL01, Class B, 144A
1.390%	09/22/31	101	98,575
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33	71	69,365
Citibank Credit Card Issuance Trust,
Series 2023-A01, Class A1
5.230%	12/08/27	200	200,051
Citizens Auto Receivables Trust,
Series 2024-01, Class A2A, 144A
5.430%	10/15/26	650	649,466
Countrywide Asset-Backed Certificates Trust,
Series 2007-09, Class 1A, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.644%(c)	06/25/47	66	55,625
Series 2007-BC01, Class 2A4, 1 Month SOFR + 0.574% (Cap N/A, Floor 0.460%)
5.904%(c)	05/25/37	67	62,986
Credit Acceptance Auto Loan Trust,
Series 2021-03A, Class A, 144A
1.000%	05/15/30	87	86,738

A2

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.223%(cc)	12/25/35	4	$3,551
Dell Equipment Finance Trust,
Series 2023-01, Class A2, 144A
5.650%	09/22/28	61	61,499
Discover Card Execution Note Trust,
Series 2023-A01, Class A
4.310%	03/15/28	200	197,156
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 30 Day Average SOFR + 1.314% (Cap N/A, Floor 0.000%)
6.635%(c)	12/27/66	223	223,026
Elmwood CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
6.658%(c)	04/22/35	290	290,033
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25	96	94,838
Series 2024-02A, Class A3
5.630%	10/15/26	325	325,014
Ford Credit Auto Lease Trust,
Series 2024-A, Class A2A
5.240%	07/15/26	1,350	1,347,881
Ford Credit Auto Owner Trust,
Series 2023-C, Class A2A
5.680%	09/15/26	325	325,524
Series 2024-01, Class A, 144A
4.870%	08/15/36	875	873,211
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class A2A
5.890%	11/16/26	225	225,535
Series 2024-01, Class A2A
5.120%	02/16/27	650	648,458
GM Financial Revolving Receivables Trust,
Series 2024-01, Class A, 144A
4.980%	12/11/36	500	502,113
HINNT LLC,
Series 2024-A, Class A, 144A
5.490%	03/15/43	168	168,591
Honda Auto Receivables Owner Trust,
Series 2023-04, Class A3
5.670%	06/21/28	400	404,840
HPEFS Equipment Trust,
Series 2023-01A, Class A2, 144A
5.430%	08/20/25	73	73,418
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class A2A, 144A
5.150%	06/15/26	825	823,307
Hyundai Auto Receivables Trust,
Series 2023-A, Class A2A
5.190%	12/15/25	117	116,722
Series 2023-C, Class A2A
5.800%	01/15/27	325	325,837
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
JPMorgan Mortgage Trust,
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
6.920%(c)	05/25/54	181	$182,592
Kubota Credit Owner Trust,
Series 2023-01A, Class A2, 144A
5.400%	02/17/26	74	74,280
Ladder Capital Commercial Mortgage Securities Trust,
Series 2021-FL02, Class A, 144A, 1 Month SOFR + 1.314% (Cap N/A, Floor 1.314%)
6.640%(c)	12/13/38	176	173,695
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month SOFR + 0.928% (Cap N/A, Floor 0.500%)
6.215%(c)	03/25/37	44	43,459
Marlette Funding Trust,
Series 2023-03A, Class A, 144A
6.490%	09/15/33	47	47,050
Mercedes-Benz Auto Receivables Trust,
Series 2023-02, Class A2
5.920%	11/16/26	200	200,527
Merchants Fleet Funding LLC,
Series 2023-01A, Class A, 144A
7.210%	05/20/36	100	100,642
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 30 Day Average SOFR + 1.164% (Cap N/A, Floor 0.000%)
6.485%(c)	12/27/66	78	77,975
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	169	137,211
Nissan Auto Lease Trust,
Series 2024-A, Class A2A
5.110%	10/15/26	1,100	1,096,771
Nissan Auto Receivables Owner Trust,
Series 2023-A, Class A2A
5.340%	02/17/26	148	147,967
Series 2023-B, Class A3
5.930%	03/15/28	825	837,366
Nissan Master Owner Trust Receivables,
Series 2024-B, Class A, 144A
5.050%	02/15/29	875	874,677
NMEF Funding LLC,
Series 2023-A, Class A2, 144A
6.570%	06/17/30	193	194,451
OCCU Auto Receivables Trust,
Series 2023-01A, Class A2, 144A
6.230%	04/15/27	93	93,081
Octane Receivables Trust,
Series 2023-01A, Class A, 144A
5.870%	05/21/29	86	86,350
Prosper Marketplace Issuance Trust,
Series 2023-01A, Class A, 144A
7.060%	07/16/29	69	69,460
Santander Drive Auto Receivables Trust,
Series 2023-06, Class A2
6.080%	05/17/27	245	245,810

A3

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Series 2024-01, Class A2
5.710%	02/16/27	450	$450,205
SBNA Auto Lease Trust,
Series 2023-A, Class A2, 144A
6.270%	04/20/26	167	167,738
SBNA Auto Receivables Trust,
Series 2024-A, Class A2, 144A
5.700%	03/15/27	650	649,940
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, SOFR90A + 0.372% (Cap N/A, Floor 0.000%)
5.725%(c)	12/15/32	132	126,163
SoFi Consumer Loan Program Trust,
Series 2023-01S, Class A, 144A
5.810%	05/15/31	43	43,117
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month SOFR + 0.314% (Cap N/A, Floor 0.200%)
5.644%(c)	06/25/37	101	68,493
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC02, Class A1, 1 Month SOFR + 0.269% (Cap N/A, Floor 0.155%)
5.599%(c)	09/25/36	59	35,466
Tesla Auto Lease Trust,
Series 2024-A, Class A3, 144A
5.300%	06/21/27	250	249,471
Toyota Auto Receivables Owner Trust,
Series 2023-B, Class A3
4.710%	02/15/28	800	794,095
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.723%(c)	08/20/29	132	132,152
World Omni Auto Receivables Trust,
Series 2023-B, Class A2A
5.250%	11/16/26	132	131,853
			19,468,260

Total Asset-Backed Securities (cost $45,724,661)			45,737,715
Commercial Mortgage-Backed Securities — 2.8%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.649%(cc)	02/10/36	137	101,662
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month SOFR + 1.172% (Cap N/A, Floor 1.000%)
6.498%(c)	06/15/35	49	48,542
BANK,
Series 2022-BNK40, Class A4
3.393%(cc)	03/15/64	250	223,174
Series 2022-BNK44, Class A5
5.745%(cc)	11/15/55	400	421,048
Series 2023-BNK46, Class A4
5.745%	08/15/56	200	209,575
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
BANK5,
Series 2023-05YR03, Class A3
6.724%(cc)	09/15/56	650	$689,540
Series 2023-05YR04, Class A3
6.500%	12/15/56	650	684,858
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
6.245%(c)	03/15/37	200	192,017
Series 2018-TALL, Class B, 144A, 1 Month SOFR + 1.168% (Cap N/A, Floor 1.121%)
6.494%(c)	03/15/37	150	139,524
Series 2018-TALL, Class C, 144A, 1 Month SOFR + 1.318% (Cap N/A, Floor 1.271%)
6.644%(c)	03/15/37	250	230,083
Series 2019-C03, Class C
4.178%	05/15/52	263	218,109
Series 2022-C17, Class AS
4.971%(cc)	09/15/55	250	241,627
Series 2023-C19, Class ASB
5.700%	04/15/56	150	156,805
Series 2023-C21, Class AS
6.296%(cc)	09/15/56	125	132,377
Series 2024-5C25, Class AS
6.358%(cc)	03/15/57	310	321,619
Series 2024-5C25, Class B
6.151%(cc)	03/15/57	500	503,101
Series 2024-C24, Class A5
5.419%	02/15/57	275	282,875
Series 2024-C24, Class AS
5.867%	02/15/57	250	258,739
Benchmark Mortgage Trust,
Series 2021-B26, Class A5
2.613%	06/15/54	175	144,428
Series 2021-B31, Class A5
2.669%	12/15/54	250	211,214
Series 2023-B39, Class A5
5.754%	07/15/56	675	708,430
BLP Commercial Mortgage Trust,
Series 2024-IND02, Class A, 144A, 1 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.667%(c)	03/15/41	400	400,125
BMO Mortgage Trust,
Series 2022-C02, Class A5
4.813%(cc)	07/15/54	166	164,147
Series 2022-C03, Class A5
5.313%	09/15/54	150	152,291
Series 2023-C07, Class A5
6.160%	12/15/56	400	432,345
Series 2023-C07, Class B
6.674%(cc)	12/15/56	250	265,603
Series 2024-5C3, Class C
6.859%(cc)	02/15/57	200	201,725

A4

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
BX Commercial Mortgage Trust,
Series 2024-WPT, Class A, 144A, 1 Month SOFR + 1.541% (Cap N/A, Floor 1.541%)
6.891%(c)	03/15/34	400	$398,999
Series 2024-XL04, Class A, 144A, 1 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.767%(c)	02/15/39	700	700,869
Series 2024-XL05, Class A, 144A, 1 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)
6.692%(c)	03/15/41	375	375,189
BX Trust,
Series 2022-PSB, Class A, 144A, 1 Month SOFR + 2.451% (Cap N/A, Floor 2.451%)
7.776%(c)	08/15/39	632	635,609
Series 2024-BIO, Class A, 144A, 1 Month SOFR + 1.642% (Cap N/A, Floor 0.000%)
6.967%(c)	02/15/41	900	902,249
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)
7.340%(c)	03/15/26	150	149,906
Series 2024-PAT, Class B, 144A, 1 Month SOFR + 3.039% (Cap N/A, Floor 3.039%)
8.289%(c)	03/15/26	100	99,938
DC Trust,
Series 2024-HLTN, Class A, 144A
5.727%(cc)	04/13/28	250	250,499
Deutsche Bank Commercial Mortgage Trust,
Series 2020-C09, Class A5
1.926%	08/15/53	308	255,092
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	663	556,282
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
5.648%(cc)	01/15/41	122	122,288
FHLMC Multifamily Structured Pass-Through Certificates,
Series K160, Class A2
4.500%(cc)	08/25/33	450	443,765
Series K510, Class A2
5.069%(cc)	10/25/28	50	50,655
Series K514, Class A2
4.572%	12/25/28	170	168,959
Series K753, Class A2
4.400%	10/25/30	60	58,976
Series KF108, Class AS, 30 Day Average SOFR + 0.250% (Cap N/A, Floor 0.250%)
5.570%(c)	02/25/31	111	109,934
Great Wolf Trust,
Series 2024-WOLF, Class A, 144A, 1 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.842%(c)	03/15/39	557	558,043
GS Mortgage Securities Trust,
Series 2017-GS07, Class A4
3.430%	08/10/50	150	140,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
United States (cont’d.)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class A, 144A
3.024%	01/05/39	375	$331,754
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39	475	421,816
Morgan Stanley Capital I Trust,
Series 2022-L08, Class A5
3.794%(cc)	04/15/55	425	384,590
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	225	236,390
Series 2023-02, Class A5
6.014%(cc)	12/15/56	750	802,349
NJ Trust,
Series 2023-GSP, Class A, 144A
6.481%(cc)	01/06/29	175	182,864
NRTH Mortgage Trust,
Series 2024-PARK, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
6.941%(c)	03/15/41	583	583,730
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	450	384,280
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)
6.390%(c)	01/15/36	550	536,286
SCG Mortgage Trust,
Series 2024-MSP, Class A, 144A, 1 Month SOFR + 1.741% (Cap N/A, Floor 1.741%)
7.041%(c)	04/15/41	325	324,242
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	400	330,626
TYSN Mortgage Trust,
Series 2023-CRNR, Class A, 144A
6.580%(cc)	12/10/33	400	418,016
WB Commercial Mortgage Trust,
Series 2024-HQ, Class B, 144A
6.634%(cc)	03/15/40	525	529,462
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A5
3.418%	09/15/50	375	351,586
Series 2020-C58, Class A4
2.092%	07/15/53	200	165,865
Series 2022-C62, Class A4
4.000%(cc)	04/15/55	325	300,934

Total Commercial Mortgage-Backed Securities (cost $19,913,309)			19,997,795

A5

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds — 33.7%
Australia — 0.6%
BHP Billiton Finance Ltd.,
Gtd. Notes, Series 17, EMTN
1.500%	04/29/30	EUR	569	$546,617
Commonwealth Bank of Australia,
Covered Bonds
0.125%	10/15/29	EUR	345	316,542
3.768%	08/31/27	EUR	125	137,265
Covered Bonds, EMTN
0.750%	02/28/28	EUR	423	415,785
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34		243	218,194
Glencore Capital Finance DAC,
Gtd. Notes, EMTN
1.250%	03/01/33	EUR	375	325,273
Glencore Funding LLC,
Gtd. Notes, 144A
5.371%	04/04/29		185	185,279
Macquarie Bank Ltd.,
Sub. Notes, 144A
3.052%(ff)	03/03/36		505	414,593
National Australia Bank Ltd.,
Covered Bonds
0.010%	01/06/29	EUR	345	321,070
Covered Bonds, EMTN
0.875%	02/19/27	EUR	150	151,175
Covered Bonds, GMTN
0.625%	03/16/27	EUR	400	399,760
Westpac Banking Corp.,
Covered Bonds
1.079%	04/05/27	EUR	305	308,310
Covered Bonds, EMTN
0.010%	09/22/28	EUR	539	503,984
3.106%	11/23/27	EUR	284	304,800
				4,548,647
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.700%	02/01/36		145	140,738
4.900%	02/01/46		370	351,546
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.000%	04/13/28		391	381,466
4.439%	10/06/48		50	44,445
4.600%	04/15/48		15	13,657
5.550%	01/23/49		50	52,162
KBC Group NV,
Jr. Sub. Notes
4.250%(ff)	10/24/25(oo)	EUR	400	411,055
Sub. Notes, EMTN
4.875%(ff)	04/25/33	EUR	300	329,170
				1,724,239
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Bermuda — 0.0%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		304	$295,316
Brazil — 0.3%
Acu Petroleo Luxembourg Sarl,
Sr. Sec’d. Notes
7.500%	07/13/35		242	235,395
Braskem Netherlands Finance BV,
Gtd. Notes
4.500%	01/10/28		645	576,520
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes
4.875%	01/22/30		200	174,500
OEC Finance Ltd.,
Gtd. Notes, 144A, Cash coupon 7.125%
7.125%	12/26/46		1,350	80,967
Raizen Fuels Finance SA,
Gtd. Notes, 144A
6.450%	03/05/34		328	335,031
Suzano Austria GmbH,
Gtd. Notes
3.750%	01/15/31		100	88,313
6.000%	01/15/29		315	316,165
				1,806,891
Canada — 2.7%
407 International, Inc.,
Sr. Sec’d. Notes, MTN
3.650%	09/08/44	CAD	1,098	690,024
Bank of Montreal,
Covered Bonds
3.375%	07/04/26	EUR	400	431,743
Covered Bonds, EMTN
0.125%	01/26/27	EUR	330	326,026
Bank of Nova Scotia (The),
Covered Bonds
0.010%	01/14/27	EUR	727	716,898
Bell Telephone Co. of Canada or Bell Canada,
Gtd. Notes
5.850%	11/10/32	CAD	491	385,817
Gtd. Notes, MTN
3.000%	03/17/31	CAD	223	147,756
4.550%	02/09/30	CAD	21	15,368
5.150%	02/09/53	CAD	200	143,313
CDP Financial, Inc.,
Gtd. Notes, 144A
1.125%	04/06/27	EUR	2,314	2,360,230
Constellation Software, Inc.,
Sr. Unsec’d. Notes, 144A
5.158%	02/16/29		134	133,900
CPPIB Capital, Inc.,
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	1,694	1,684,500
CU, Inc.,
Sr. Unsec’d. Notes, MTN
5.896%	11/20/34	CAD	19	15,371

A6

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
Enbridge Pipelines, Inc.,
Sr. Unsec’d. Notes, MTN
2.820%	05/12/31	CAD	54	$35,331
Enbridge, Inc.,
Gtd. Notes
5.700%	03/08/33		200	203,999
6.000%	11/15/28		302	315,222
6.200%	11/15/30		320	338,798
6.700%	11/15/53		200	225,098
Gtd. Notes, MTN
6.100%	11/09/32	CAD	52	41,136
Finning International, Inc.,
Sr. Unsec’d. Notes
4.445%	05/16/28	CAD	479	351,192
Loblaw Cos. Ltd.,
Sr. Unsec’d. Notes
5.008%	09/13/32	CAD	182	136,671
Sr. Unsec’d. Notes, 144A, MTN
6.540%	02/17/33	CAD	184	148,935
Sr. Unsec’d. Notes, MTN
6.500%	01/22/29	CAD	371	293,150
Metro, Inc.,
Sr. Unsec’d. Notes
4.657%	02/07/33	CAD	193	141,370
OMERS Finance Trust,
Gtd. Notes, 144A
3.125%	01/25/29	EUR	465	501,774
3.500%	04/19/32		301	274,931
4.000%	04/20/28		505	488,609
5.500%	11/15/33		723	751,982
Ontario Teachers’ Finance Trust,
Gtd. Notes
0.500%	05/06/25	EUR	1,056	1,101,635
Gtd. Notes, 144A
1.250%	09/27/30		1,229	995,905
2.000%	04/16/31		817	687,361
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,827	1,746,168
Rogers Communications, Inc.,
Gtd. Notes
5.000%	02/15/29		674	669,251
Royal Bank of Canada,
Covered Bonds, EMTN
0.010%	01/21/27	EUR	180	177,407
0.125%	04/26/27	EUR	550	540,178
Saputo, Inc.,
Gtd. Notes
5.250%	11/29/29	CAD	231	174,960
5.492%	11/20/30	CAD	695	531,043
TELUS Corp.,
Sr. Unsec’d. Notes
5.250%	11/15/32	CAD	239	179,695
5.750%	09/08/33	CAD	646	502,545
Toronto-Dominion Bank (The),
Covered Bonds, GMTN
0.864%	03/24/27	EUR	500	503,763
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Canada (cont’d.)
3.250%	04/27/26	EUR	215	$231,465
Sr. Unsec’d. Notes
5.103%	01/09/26		175	175,183
				19,515,703
Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd.,
Gtd. Notes, 144A
8.884%(s)	09/10/58		1,224	306
Chile — 0.3%
AES Andes SA,
Sr. Unsec’d. Notes, 144A
6.300%	03/15/29		384	387,709
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
5.950%	01/08/34		200	200,250
Sr. Unsec’d. Notes, 144A
5.125%	02/02/33		240	227,925
Empresa Nacional de Telecomunicaciones SA,
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	119,250
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes
3.750%	08/05/26		200	190,563
Falabella SA,
Sr. Unsec’d. Notes
3.375%	01/15/32		200	157,750
Inversiones CMPC SA,
Gtd. Notes, 144A
6.125%	02/26/34		517	525,530
				1,808,977
China — 0.1%
Prosus NV,
Sr. Unsec’d. Notes
3.680%	01/21/30		360	314,730
Sr. Unsec’d. Notes, EMTN
4.027%	08/03/50		200	128,125
Sr. Unsec’d. Notes, MTN
3.061%	07/13/31		200	161,500
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		400	302,988
				907,343
Colombia — 0.1%
Ecopetrol SA,
Sr. Unsec’d. Notes
8.375%	01/19/36		77	77,577
8.625%	01/19/29		375	395,871
8.875%	01/13/33		50	52,525
				525,973

A7

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Denmark — 0.3%
Danske Bank A/S,
Sr. Non-Preferred Notes, 144A
4.298%(ff)	04/01/28		650	$626,942
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	1,090	1,230,275
				1,857,217
Finland — 0.1%
Danske Mortgage Bank PLC,
Covered Bonds
3.500%	01/29/29	EUR	570	627,479
France — 3.5%
Banque Federative du Credit Mutuel SA,
Sr. Non-Preferred Notes, EMTN
4.375%	05/02/30	EUR	200	223,072
Sub. Notes
3.875%(ff)	06/16/32	EUR	800	852,455
BNP Paribas SA,
Jr. Sub. Notes
4.625%(ff)	01/12/27(oo)		200	181,149
Sr. Non-Preferred Notes, 144A
3.375%	01/09/25(a)		266	261,590
5.738%(ff)	02/20/35		675	678,706
Sr. Non-Preferred Notes, 144A, MTN
3.500%	11/16/27		493	464,276
Sr. Non-Preferred Notes, EMTN
0.500%(ff)	01/19/30	EUR	400	371,332
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		750	748,807
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	400	409,100
BPCE SA,
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26(a)		590	553,637
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/14/34	EUR	200	229,886
Sr. Preferred Notes, EMTN
1.750%	04/26/27	EUR	400	411,081
Sub. Notes, 144A
3.116%(ff)	10/19/32		753	616,241
BPCE SFH SA,
Covered Bonds
0.010%	01/21/27	EUR	100	98,908
1.125%	04/12/30	EUR	1,300	1,260,929
3.000%	10/17/29	EUR	800	863,545
3.125%	01/24/28	EUR	400	432,174
3.250%	04/12/28	EUR	400	435,248
Covered Bonds, EMTN
0.375%	01/21/32	EUR	1,000	884,765
Cie de Financement Foncier SA,
Covered Bonds
0.750%	01/11/28	EUR	200	197,919
3.125%	05/18/27	EUR	200	215,778
Covered Bonds, EMTN
0.500%	03/16/28	EUR	300	293,393
1.250%	11/15/32	EUR	1,100	1,031,522
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
3.375%	09/16/31	EUR	1,200	$1,327,736
Covered Bonds, Series DOM
0.875%	09/11/28	EUR	500	492,184
CNP Assurances SACA,
Sub. Notes, EMTN
2.500%(ff)	06/30/51	EUR	100	94,993
Credit Agricole Assurances SA,
Sub. Notes
4.750%(ff)	09/27/48	EUR	200	219,093
Credit Agricole Home Loan SFH SA,
Covered Bonds, EMTN
3.375%	09/04/29	EUR	700	766,026
Credit Agricole SA,
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	258,929
Sr. Non-Preferred Notes, EMTN
4.375%	11/27/33	EUR	300	340,462
Sr. Preferred Notes, EMTN
3.875%	04/20/31	EUR	500	555,245
3.875%	11/28/34	EUR	300	335,462
Credit Mutuel Home Loan SFH SA,
Covered Bonds, EMTN
3.125%	06/22/27	EUR	200	216,222
3.250%	04/20/29	EUR	1,000	1,092,076
Dexia SA,
Gov’t. Liquid Gtd. Notes, EMTN
0.000%	01/21/28	EUR	600	579,943
Electricite de France SA,
Sr. Unsec’d. Notes, EMTN
5.875%	07/18/31	GBP	475	621,476
Sr. Unsec’d. Notes, Series MPLE
5.993%	05/23/30	CAD	36	27,822
Engie SA,
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	200	176,422
3.625%	01/11/30	EUR	500	546,173
Paprec Holding SA,
Sr. Sec’d. Notes, 144A
7.250%	11/17/29	EUR	123	141,337
SNCF Reseau,
Sr. Unsec’d. Notes, EMTN
1.125%	05/25/30	EUR	600	578,010
5.000%	10/10/33	EUR	150	184,864
SNF Group SACA,
Sr. Unsec’d. Notes, 144A
3.125%	03/15/27		350	324,187
3.375%	03/15/30		225	194,625
Societe Generale SA,
Jr. Sub. Notes, 144A
4.750%(ff)	05/26/26(oo)		250	225,000
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26		561	521,069
6.066%(ff)	01/19/35		200	200,787
Sr. Non-Preferred Notes, 144A, MTN
6.691%(ff)	01/10/34		451	471,184

A8

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
France (cont’d.)
Sr. Non-Preferred Notes, EMTN
1.250%	12/07/27	GBP	400	$442,994
4.250%(ff)	12/06/30	EUR	400	438,237
Societe Generale SFH SA,
Covered Bonds
1.375%	05/05/28	EUR	300	303,506
Societe Nationale SNCF SACA,
Sr. Unsec’d. Notes
3.125%	11/02/27	EUR	300	322,973
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	300	300,023
Suez SACA,
Sr. Unsec’d. Notes, EMTN
4.625%	11/03/28	EUR	400	449,975
TotalEnergies SE,
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	535	520,217
				24,984,765
Germany — 1.0%
Allianz SE,
Sub. Notes
5.824%(ff)	07/25/53	EUR	300	360,573
Bayer US Finance II LLC,
Gtd. Notes, 144A
4.250%	12/15/25		243	237,011
Bayer US Finance LLC,
Gtd. Notes, 144A
6.125%	11/21/26		266	268,298
Daimler Truck Finance North America LLC,
Gtd. Notes, 144A
5.000%	01/15/27		150	149,604
5.500%	09/20/33		300	304,068
Deutsche Bank AG,
Sr. Non-Preferred Notes
2.129%(ff)	11/24/26		343	323,219
5.000%(ff)	09/05/30	EUR	400	447,339
5.375%(ff)	01/11/29	EUR	500	564,303
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	300	284,803
E.ON International Finance BV,
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	325	446,300
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	396	414,024
Gov’t. Gtd. Notes, EMTN
3.125%	10/10/28	EUR	1,190	1,305,463
Gov’t. Gtd. Notes, MTN
4.100%	02/20/26	AUD	559	364,045
Mercedes-Benz Finance North America LLC,
Gtd. Notes, 144A
5.375%	11/26/25		190	190,625
Siemens Financieringsmaatschappij NV,
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	300	266,909
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Volkswagen International Finance NV,
Gtd. Notes
3.500%(ff)	06/17/25(oo)	EUR	400	$421,874
3.748%(ff)	12/28/27(oo)	EUR	400	406,493
ZF Finance GmbH,
Gtd. Notes, EMTN
3.750%	09/21/28	EUR	200	208,121
				6,963,072
Greece — 0.0%
Piraeus Bank SA,
Sr. Preferred Notes, EMTN
7.250%(ff)	07/13/28	EUR	200	230,369
India — 0.1%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
5.000%	08/02/41		200	159,875
Adani Transmission Step-One Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26		200	188,040
Periama Holdings LLC,
Gtd. Notes
5.950%	04/19/26		236	233,124
UPL Corp. Ltd.,
Gtd. Notes
4.625%	06/16/30		200	159,562
				740,601
Indonesia — 0.0%
Freeport Indonesia PT,
Sr. Unsec’d. Notes
6.200%	04/14/52		200	198,187
Ireland — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
2.450%	10/29/26		300	278,620
3.000%	10/29/28		150	135,644
3.650%	07/21/27		425	401,761
AIB Group PLC,
Jr. Sub. Notes
6.250%(ff)	06/23/25(oo)	EUR	450	481,453
Sr. Unsec’d. Notes, EMTN
2.250%(ff)	04/04/28	EUR	195	201,338
Sub. Notes, EMTN
2.875%(ff)	05/30/31	EUR	307	318,720
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		64	63,644
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30		352	351,844
6.253%(ff)	09/16/26		287	289,064
Sr. Unsec’d. Notes, EMTN
0.375%(ff)	05/10/27	EUR	240	241,188
Sub. Notes, EMTN
6.750%(ff)	03/01/33	EUR	325	374,869

A9

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Ireland (cont’d.)
Permanent TSB Group Holdings PLC,
Sr. Unsec’d. Notes
6.625%(ff)	04/25/28	EUR	300	$343,790
6.625%(ff)	06/30/29	EUR	100	117,215
				3,599,150
Israel — 0.0%
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	06/30/25		68	66,887
Italy — 0.7%
Autostrade per l’Italia SpA,
Sr. Unsec’d. Notes
2.000%	12/04/28	EUR	270	269,414
2.000%	01/15/30	EUR	220	215,108
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	305	289,349
5.125%	06/14/33	EUR	335	384,748
BPER Banca,
Covered Bonds, EMTN
3.750%	10/22/28	EUR	525	576,927
Credit Agricole Italia SpA,
Covered Bonds
0.375%	01/20/32	EUR	100	87,138
3.500%	01/15/30	EUR	300	327,973
Covered Bonds, EMTN
3.500%	07/15/33	EUR	200	221,125
Enel Finance International NV,
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	360	294,964
Enel SpA,
Jr. Sub. Notes, Series 6.5Y
1.375%(ff)	06/08/27(oo)	EUR	162	154,814
Eni SpA,
Jr. Sub. Notes, Series NC5.
2.625%(ff)	10/13/25(oo)	EUR	125	130,538
Jr. Sub. Notes, Series NC9
3.375%(ff)	07/13/29(oo)	EUR	300	299,578
Intesa Sanpaolo SpA,
Sr. Preferred Notes, 144A
7.200%	11/28/33		534	575,929
Mediobanca Banca di Credito Finanziario SpA,
Covered Bonds, EMTN
1.250%	11/24/29	EUR	275	266,062
UniCredit SpA,
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27(a)		611	563,484
				4,657,151
Japan — 0.1%
Development Bank of Japan, Inc.,
Gov’t. Gtd. Notes, GMTN
3.125%	04/13/28	EUR	200	216,483
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
3.153%(ff)	07/16/30		400	361,647
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Japan (cont’d.)
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.000%	11/21/30	EUR	200	$210,397
				788,527
Luxembourg — 0.1%
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	242	255,025
3.250%	11/13/28	EUR	247	255,391
Vivion Investments Sarl,
Sr. Unsec’d. Notes
3.000%	08/08/24	EUR	200	207,527
				717,943
Mexico — 0.2%
Bimbo Bakeries USA, Inc.,
Gtd. Notes, 144A
6.400%	01/15/34		200	214,158
Braskem Idesa SAPI,
Sr. Sec’d. Notes, 144A
6.990%	02/20/32		200	154,320
Comision Federal de Electricidad,
Gtd. Notes
3.875%	07/26/33		406	330,002
Mexico City Airport Trust,
Sr. Sec’d. Notes
5.500%	10/31/46		280	236,512
Petroleos Mexicanos,
Gtd. Notes
6.700%	02/16/32		386	321,345
				1,256,337
Netherlands — 1.3%
ABN AMRO Bank NV,
Covered Bonds, EMTN
0.400%	09/17/41	EUR	400	271,197
Jr. Sub. Notes
4.375%(ff)	09/22/25(oo)	EUR	400	417,385
Sr. Non-Preferred Notes, 144A
1.542%(ff)	06/16/27		800	728,388
Sub. Notes, EMTN
5.125%(ff)	02/22/33	EUR	400	442,540
BNG Bank NV,
Sr. Unsec’d. Notes, MTN
3.300%	07/17/28	AUD	1,250	782,235
3.500%	07/19/27	AUD	581	368,670
Cooperatieve Rabobank UA,
Covered Bonds, EMTN
0.125%	12/01/31	EUR	1,600	1,404,680
Sub. Notes, EMTN
4.625%	05/23/29	GBP	140	169,520
ING Groep NV,
Jr. Sub. Notes
5.750%(ff)	11/16/26(oo)		225	213,188

A10

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Netherlands (cont’d.)
Sr. Unsec’d. Notes
4.500%(ff)	05/23/29	EUR	500	$554,809
5.335%(ff)	03/19/30		200	199,586
Koninklijke KPN NV,
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	400	443,334
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	2,122	2,122,996
Sandoz Finance BV,
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	1,145	1,276,183
				9,394,711
Norway — 0.2%
Aker BP ASA,
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		200	184,604
5.600%	06/13/28		765	776,008
6.000%	06/13/33		325	334,799
Equinor ASA,
Gtd. Notes
2.875%	04/06/25		210	205,056
Var Energi ASA,
Sr. Unsec’d. Notes, 144A
8.000%	11/15/32		200	224,623
				1,725,090
Panama — 0.0%
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48		323	228,422
Peru — 0.1%
Credicorp Capital Sociedad Titulizadora SA,
Local Gov’t. Gtd. Notes, 144A
10.100%	12/15/43	PEN	845	229,662
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
Sr. Unsec’d. Notes
8.550%	09/18/33		207	220,628
				450,290
Poland — 0.0%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	199,000
Portugal — 0.3%
Banco BPI SA,
Covered Bonds
3.625%	07/04/28	EUR	1,200	1,315,777
EDP - Energias de Portugal SA,
Jr. Sub. Notes, Series NC5
1.500%(ff)	03/14/82	EUR	100	98,160
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	500	548,120
				1,962,057
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Saudi Arabia — 0.0%
Greensaif Pipelines Bidco Sarl,
Sr. Sec’d. Notes, 144A
6.129%	02/23/38		200	$203,440
South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	135	152,554
South Korea — 0.1%
POSCO,
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,688
SK Hynix, Inc.,
Sr. Unsec’d. Notes
6.500%	01/17/33		200	213,187
Sr. Unsec’d. Notes, 144A
5.500%	01/16/29		200	199,500
				615,375
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes, Series 9
6.500%(ff)	03/05/25(oo)		200	198,000
Sr. Non-Preferred Notes
6.138%(ff)	09/14/28		200	204,213
Sub. Notes
7.883%(ff)	11/15/34(a)		200	218,277
Banco de Sabadell SA,
Covered Bonds
1.000%	04/26/27	EUR	100	100,836
Sr. Non-Preferred Notes, EMTN
5.250%(ff)	02/07/29	EUR	200	223,926
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	500	545,909
Banco Santander SA,
Sr. Non-Preferred Notes
3.800%	02/23/28		400	378,150
4.175%(ff)	03/24/28		200	192,466
5.552%(ff)	03/14/28		200	200,099
Sub. Notes, EMTN
5.750%(ff)	08/23/33	EUR	400	452,466
CaixaBank SA,
Covered Bonds
1.000%	09/25/25	EUR	100	103,861
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		395	397,890
6.208%(ff)	01/18/29		660	674,151
Sr. Non-Preferred Notes, EMTN
0.375%(ff)	11/18/26	EUR	100	101,951
5.125%(ff)	07/19/34	EUR	300	349,570
Sr. Preferred Notes, EMTN
0.625%(ff)	01/21/28	EUR	600	599,176
				4,940,941

A11

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Supranational Bank — 0.9%
African Export-Import Bank (The),
Sr. Unsec’d. Notes, 144A
2.634%	05/17/26		219	$204,765
European Investment Bank,
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	1,460	1,590,778
4.125%	02/13/34		1,285	1,262,961
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	252	222,349
3.000%	10/14/33	EUR	315	347,008
Sr. Unsec’d. Notes, MTN
0.750%	07/15/27	AUD	880	513,956
1.800%	01/19/27	AUD	365	223,433
Sr. Unsec’d. Notes, Series EARN
3.000%	11/15/28	EUR	1,190	1,299,863
Inter-American Development Bank,
Sr. Unsec’d. Notes, MTN
2.700%	01/29/26	AUD	80	50,813
4.250%	06/11/26	AUD	183	119,371
Unsec’d. Notes, MTN
2.500%	04/14/27	AUD	110	68,299
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN
3.000%	10/19/26	AUD	105	66,577
International Finance Corp.,
Sr. Unsec’d. Notes
4.450%	05/14/27	AUD	827	543,630
				6,513,803
Sweden — 0.4%
Assa Abloy AB,
Gtd. Notes, EMTN
3.750%	09/13/26	EUR	300	326,602
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	575	640,382
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26	EUR	124	120,199
Heimstaden Bostad Treasury BV,
Gtd. Notes, EMTN
0.625%	07/24/25	EUR	300	297,782
Skandinaviska Enskilda Banken AB,
Sr. Preferred Notes, 144A
5.125%	03/05/27		253	253,215
Svenska Handelsbanken AB,
Sub. Notes, EMTN
4.625%(ff)	08/23/32	GBP	100	121,554
Swedbank AB,
Sub. Notes, GMTN
3.625%(ff)	08/23/32	EUR	626	659,631
Verisure Holding AB,
Sr. Sec’d. Notes, 144A
3.250%	02/15/27	EUR	100	103,213
				2,522,578
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Switzerland — 0.7%
Sika Capital BV,
Gtd. Notes
1.500%	04/29/31	EUR	200	$191,237
UBS Group AG,
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		210	227,062
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	105	106,036
7.750%(ff)	03/01/29	EUR	730	897,079
Sr. Unsec’d. Notes, 144A
5.428%(ff)	02/08/30(a)		328	328,121
5.699%(ff)	02/08/35		282	283,260
6.246%(ff)	09/22/29		400	412,170
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
6.934%(c)	05/12/26		305	307,165
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	200	163,694
0.650%(ff)	01/14/28	EUR	527	520,568
1.000%(ff)	06/24/27	EUR	382	387,773
3.250%(ff)	04/02/26	EUR	107	114,412
4.625%(ff)	03/17/28	EUR	200	221,002
4.750%(ff)	03/17/32	EUR	400	453,065
				4,612,644
United Arab Emirates — 0.1%
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes
2.940%	09/30/40		495	396,522
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		162	139,483
				536,005
United Kingdom — 2.0%
Aviva PLC,
Sub. Notes, EMTN
5.125%(ff)	06/04/50	GBP	175	212,423
Barclays PLC,
Jr. Sub. Notes
6.375%(ff)	12/15/25(oo)	GBP	400	484,337
8.875%(ff)	09/15/27(oo)	GBP	200	256,699
Sr. Unsec’d. Notes
1.106%(ff)	05/12/32	EUR	195	172,319
2.279%(ff)	11/24/27		400	367,400
5.674%(ff)	03/12/28		411	412,580
5.690%(ff)	03/12/30		384	386,139
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	170	182,158
3.375%(ff)	04/02/25	EUR	298	321,465
5.262%(ff)	01/29/34	EUR	245	284,687
BAT International Finance PLC,
Gtd. Notes, EMTN
2.250%	06/26/28	GBP	308	344,892
BP Capital Markets BV,
Gtd. Notes, EMTN
3.773%	05/12/30	EUR	350	386,421

A12

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
1.104%	11/15/34	EUR	200	$169,336
3.250%(ff)	03/22/26(oo)	EUR	553	579,601
BUPA Finance PLC,
Gtd. Notes
5.000%	10/12/30	EUR	465	530,615
Cadent Finance PLC,
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	752	684,571
CK Hutchison Group Telecom Finance SA,
Gtd. Notes
1.125%	10/17/28	EUR	335	326,719
1.500%	10/17/31	EUR	351	324,829
Direct Line Insurance Group PLC,
Jr. Sub. Notes
4.750%(ff)	12/07/27(oo)	GBP	238	247,102
Gatwick Funding Ltd.,
Sr. Sec’d. Notes, EMTN
2.500%	04/15/32	GBP	150	165,057
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
4.500%	07/11/35	EUR	578	656,132
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	240	282,133
Sub. Notes
6.364%(ff)	11/16/32	EUR	300	345,162
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes, 144A
8.500%	03/15/29	EUR	100	113,512
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	09/27/25(oo)		200	199,000
Sr. Unsec’d. Notes, EMTN
4.750%(ff)	09/21/31	EUR	413	467,741
Macquarie Airfinance Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29		26	26,407
National Gas Transmission PLC,
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	200	180,707
National Grid Electricity Distribution East Midlands PLC,
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	108,099
National Grid PLC,
Sr. Unsec’d. Notes
5.809%	06/12/33		65	66,278
Sr. Unsec’d. Notes, EMTN
3.245%	03/30/34	EUR	300	306,265
Nationwide Building Society,
Covered Bonds
3.625%	03/15/28	EUR	315	346,606
Covered Bonds, EMTN
1.125%	05/31/28	EUR	185	184,550
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN, SOFR + 1.290%
6.645%(c)	02/16/28		200	$200,131
Rothesay Life PLC,
Sub. Notes, EMTN
7.734%	05/16/33	GBP	315	429,781
Santander UK Group Holdings PLC,
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26		414	390,192
6.534%(ff)	01/10/29		200	206,242
6.833%(ff)	11/21/26		200	203,198
Santander UK PLC,
Covered Bonds
1.125%	03/12/27	EUR	360	366,021
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
7.089%(c)	01/30/27(oo)		100	96,250
Sr. Unsec’d. Notes, 144A
1.456%(ff)	01/14/27		569	527,570
2.608%(ff)	01/12/28		562	518,094
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes, EMTN
4.000%	06/19/25	GBP	100	120,061
4.000%	04/18/27	EUR	203	206,341
6.750%	11/16/28	GBP	260	320,867
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes
5.000%	04/15/27	GBP	100	124,281
Virgin Money UK PLC,
Sr. Unsec’d. Notes, GMTN
3.125%(ff)	06/22/25	GBP	100	125,406
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
4.200%	12/13/27	AUD	70	44,461
				14,000,838
United States — 15.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24		263	258,231
4.050%	11/21/39		201	178,982
4.250%	11/14/28		575	565,102
4.250%	11/21/49		119	102,998
4.950%	03/15/31(a)		536	540,832
5.050%	03/15/34		197	199,437
5.400%	03/15/54		195	200,704
AdaptHealth LLC,
Gtd. Notes, 144A
5.125%	03/01/30		280	244,209
AGCO Corp.,
Gtd. Notes
5.800%	03/21/34		100	101,254
Air Lease Corp.,
Sr. Unsec’d. Notes
3.625%	12/01/27		69	65,166
5.400%	06/01/28	CAD	106	79,600

A13

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Aircastle Ltd.,
Sr. Unsec’d. Notes
4.125%	05/01/24		40	$39,937
Sr. Unsec’d. Notes, 144A
5.950%	02/15/29		111	110,556
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.125%	03/15/31		200	203,376
Alexander Funding Trust II,
Sr. Sec’d. Notes, 144A
7.467%	07/31/28		142	150,138
Ally Financial, Inc.,
Sr. Unsec’d. Notes
7.100%	11/15/27		75	78,375
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	398	400,785
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		140	141,051
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	200	216,409
3.500%	03/08/32	EUR	585	635,696
American Tower Corp.,
Sr. Unsec’d. Notes
0.400%	02/15/27	EUR	300	295,380
0.500%	01/15/28	EUR	704	675,433
4.400%	02/15/26		132	129,812
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		153	109,547
4.200%	09/01/48		50	42,524
Amgen, Inc.,
Sr. Unsec’d. Notes
2.200%	02/21/27		325	300,775
4.200%	03/01/33		87	81,332
5.150%	03/02/28		300	302,077
5.250%	03/02/30		500	507,888
5.250%	03/02/33		425	428,612
5.600%	03/02/43		85	86,402
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		345	347,687
5.750%	03/01/54		105	107,471
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	115	94,610
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29		230	190,669
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		400	338,490
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33		552	$442,549
3.500%	06/01/41		112	87,358
4.500%	05/15/35		600	559,561
5.539%	02/20/26		245	244,991
Atkore, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	06/01/31		595	528,470
AutoNation, Inc.,
Gtd. Notes
3.800%	11/15/27		56	52,785
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		20	20,979
6.550%	11/01/33(a)		440	481,707
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		245	228,650
1.950%	09/20/26		63	57,558
3.500%	11/01/27		23	21,408
4.125%	08/01/25		5	4,872
4.875%	10/01/25		14	13,743
5.500%	12/15/24		91	90,573
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29		360	322,512
Ball Corp.,
Gtd. Notes
6.875%	03/15/28		310	318,006
Bank of America Corp.,
Jr. Sub. Notes, Series U, 3 Month SOFR + 3.397%
8.738%(c)	04/29/24(oo)		49	49,042
Sr. Unsec’d. Notes
4.571%(ff)	04/27/33		319	302,944
5.202%(ff)	04/25/29		175	175,184
5.819%(ff)	09/15/29(a)		488	500,461
Sr. Unsec’d. Notes, EMTN
0.654%(ff)	10/26/31	EUR	540	484,519
1.102%(ff)	05/24/32	EUR	165	149,573
Sr. Unsec’d. Notes, MTN
2.551%(ff)	02/04/28		1,033	960,008
2.972%(ff)	02/04/33		234	198,530
4.827%(ff)	07/22/26		165	163,524
Bank of New York Mellon (The),
Sr. Unsec’d. Notes, MTN
5.224%(ff)	11/21/25		250	249,553
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24		159	158,309
3.700%	06/06/27		491	471,764
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		90	90,432

A14

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
3.200%	03/01/29		75	$67,046
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		72	59,134
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
1.800%	03/03/27	EUR	632	653,694
3.500%	03/01/29	EUR	145	157,655
4.250%	05/15/29	EUR	585	657,857
4.500%	11/15/31	EUR	897	1,032,934
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		437	386,427
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	195	190,895
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.200%	02/22/34		207	210,233
5.500%	02/22/44		70	71,622
5.550%	02/22/54		270	277,920
5.750%	02/01/31		87	91,248
5.900%	11/15/33		85	90,851
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28		297	281,171
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		55	51,712
Gtd. Notes, 144A
1.950%	02/15/28		122	108,857
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		589	476,118
3.419%	04/15/33		217	187,858
3.469%	04/15/34		115	98,603
Broadridge Financial Solutions, Inc.,
Sr. Unsec’d. Notes
2.600%	05/01/31		662	558,337
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		190	191,863
Campbell Soup Co.,
Sr. Unsec’d. Notes
5.200%	03/21/29		325	326,627
5.400%	03/21/34		326	328,359
Capital One Financial Corp.,
Sr. Unsec’d. Notes
4.166%(ff)	05/09/25		44	43,909
5.700%(ff)	02/01/30(a)		210	211,791
6.312%(ff)	06/08/29		110	113,041
6.377%(ff)	06/08/34		694	720,524
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/29		113	113,256
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Cargill, Inc.,
Sr. Unsec’d. Notes
3.875%	04/24/30	EUR	340	$377,562
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	285	314,428
5.800%	11/30/25		255	256,692
6.200%	03/15/54		90	99,116
CBRE Services, Inc.,
Gtd. Notes
5.500%	04/01/29		85	85,590
5.950%	08/15/34(a)		175	179,550
Celanese US Holdings LLC,
Gtd. Notes
6.350%	11/15/28		415	430,586
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)		285	266,566
Sr. Unsec’d. Notes, SOFR Index + 0.520%
5.874%(c)	05/13/26		159	158,816
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)		530	409,074
3.900%	06/01/52		205	130,490
4.908%	07/23/25		291	287,552
5.125%	07/01/49		76	58,891
6.150%	11/10/26		495	498,613
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		370	369,116
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		245	246,553
Cigna Group (The),
Sr. Unsec’d. Notes
2.375%	03/15/31		425	357,813
5.685%	03/15/26		245	245,010
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27		360	360,719
5.050%	02/26/34		49	49,637
5.300%	02/26/54		120	123,222
5.350%	02/26/64		170	174,190
Citigroup, Inc.,
Jr. Sub. Notes, Series AA
7.625%(ff)	11/15/28(oo)		34	35,662
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		19	18,209
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)		256	236,478
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26		584	569,357
4.075%(ff)	04/23/29		250	239,365
4.412%(ff)	03/31/31		350	333,724
4.910%(ff)	05/24/33		150	144,624

A15

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.174%(ff)	02/13/30		200	$199,070
Sr. Unsec’d. Notes, SOFR + 0.686%
6.038%(ff)	10/30/24		274	274,319
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30		160	159,751
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		320	336,620
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34(a)		220	218,585
6.042%	08/15/28		380	388,415
6.055%	08/15/26		125	126,187
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		185	189,650
6.497%	08/15/43		45	48,152
6.544%	11/15/53		105	113,562
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25		55	55,221
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		635	550,941
5.318%	12/01/34		548	548,601
Constellation Brands, Inc.,
Gtd. Notes
4.650%	11/15/28		50	49,201
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		85	83,210
Cox Communications, Inc.,
Gtd. Notes, 144A
5.700%	06/15/33		35	35,406
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28		450	439,192
4.780%	03/25/38		46	42,503
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27		201	202,453
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
5.300%	10/01/29		99	100,196
6.020%	06/15/26		209	211,749
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		352	353,988
7.950%	04/15/32		406	470,469
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33		257	274,044
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	100	85,423
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
1.250%	02/01/31	EUR	622	$555,961
1.500%	03/15/30	EUR	120	112,438
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		304	344,351
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28		125	118,413
4.125%	05/15/29		571	535,694
DISH DBS Corp.,
Sr. Sec’d. Notes, 144A
5.250%	12/01/26(a)		87	68,616
5.750%	12/01/28		134	92,138
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		282	277,328
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.500%	08/15/32		80	75,939
Duke University,
Unsec’d. Notes, Series 2020
2.832%	10/01/55		500	337,203
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/09/54		115	114,406
Energy Transfer LP,
Sr. Unsec’d. Notes
4.400%	03/15/27		250	244,662
5.500%	06/01/27		41	41,268
6.100%	12/01/28		200	207,465
6.400%	12/01/30		150	158,233
Entegris, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	04/15/29		177	169,809
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25		41	40,416
3.950%	02/15/27		100	97,645
EQT Corp.,
Sr. Unsec’d. Notes
5.750%	02/01/34		214	213,270
6.125%	02/01/25		92	92,210
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31		106	93,479
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.600%	05/01/28		93	91,828
4.900%	05/01/33		476	466,067
5.000%	02/15/29(a)		155	155,331
5.400%	05/01/53		30	30,077
Essential Properties LP,
Gtd. Notes
2.950%	07/15/31		151	122,275
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		80	79,152

A16

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
5.150%	03/15/29		225	$225,641
Expedia Group, Inc.,
Gtd. Notes
3.250%	02/15/30		100	90,061
4.625%	08/01/27		296	290,483
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)		50	51,523
Fiserv, Inc.,
Sr. Unsec’d. Notes
5.625%	08/21/33		534	545,378
Ford Credit Canada Co.,
Gtd. Notes
6.382%	11/10/28	CAD	211	162,002
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		112	93,223
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.800%	03/05/27		679	681,446
6.125%	03/08/34		393	395,024
Sr. Unsec’d. Notes, EMTN
3.250%	09/15/25	EUR	283	301,901
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	153	166,355
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39		384	365,670
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30		221	212,509
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		130	129,750
General Motors Financial Co., Inc.,
Gtd. Notes
3.850%	01/05/28		148	141,021
4.300%	07/13/25		430	423,335
Sr. Unsec’d. Notes
1.500%	06/10/26		277	254,904
2.350%	02/26/27		204	188,304
4.300%	04/06/29		7	6,687
5.000%	04/09/27		197	195,609
6.050%	10/10/25		195	196,486
6.100%	01/07/34		544	558,782
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	180	204,337
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32(a)		77	64,876
4.000%	01/15/31		33	29,464
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27		325	$317,701
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		216	200,303
Sr. Unsec’d. Notes
4.482%(ff)	08/23/28		90	88,045
Sr. Unsec’d. Notes, EMTN
0.875%	05/09/29	EUR	444	419,330
3.625%(ff)	10/29/29	GBP	144	171,472
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.050%	02/14/27		283	264,471
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26		587	559,473
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		449	405,822
3.625%	03/15/32(a)		550	486,843
4.125%	06/15/29		275	260,239
4.625%	03/15/52		85	71,043
5.250%	04/15/25		64	63,761
5.250%	06/15/26		175	174,500
5.375%	02/01/25		525	523,571
5.875%	02/01/29		673	688,023
5.900%	06/01/53		150	150,858
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33		173	195,845
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.875%	04/01/29		439	439,663
6.125%	04/01/32		78	78,294
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc,
Gtd. Notes, 144A
4.875%	07/01/31		80	71,665
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32		70	62,589
3.300%	04/15/40		45	35,821
4.950%	09/15/52(a)		145	138,236
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.250%	02/22/28	EUR	180	187,876
3.750%	05/17/32	EUR	200	220,720
3.750%	03/01/36	EUR	118	128,125
4.125%	11/02/34	EUR	526	597,069
Humana, Inc.,
Sr. Unsec’d. Notes
5.375%	04/15/31		183	183,172
5.950%	03/15/34		195	202,599

A17

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		105	$104,782
6.208%(ff)	08/21/29		510	522,278
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		752	687,092
2.100%	09/15/28		633	554,114
5.680%	06/26/28		150	152,146
5.700%	06/26/30		125	127,278
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.700%	08/14/33		25	25,652
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		15	10,857
3.050%	08/12/51		67	45,179
3.150%	05/11/27		605	574,932
4.250%	12/15/42		6	5,247
4.600%	03/25/40		40	37,581
4.800%	10/01/41		7	6,621
4.875%	02/10/26		175	174,529
5.150%	02/21/34(a)		115	115,323
5.600%	02/21/54		90	91,736
5.700%	02/10/53		85	87,973
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		68	45,962
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		70	65,554
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29(a)		540	520,425
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
5.375%	06/15/33		543	541,805
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		50	49,681
J M Smucker Co. (The),
Sr. Unsec’d. Notes
5.900%	11/15/28		572	593,464
Jabil, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/31		541	463,543
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26		170	169,461
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series Q, 3 Month SOFR + 3.512%
8.818%(c)	05/01/24(oo)		5	5,005
Jr. Sub. Notes, Series R, 3 Month SOFR + 3.562%
8.868%(c)	05/01/24(oo)		158	158,173
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	600	721,811
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
1.953%(ff)	02/04/32		310	$252,417
2.963%(ff)	01/25/33(a)		60	51,245
3.702%(ff)	05/06/30		450	421,552
4.851%(ff)	07/25/28		165	163,650
5.040%(ff)	01/23/28		400	398,594
5.299%(ff)	07/24/29		165	166,237
5.336%(ff)	01/23/35(a)		255	255,911
6.087%(ff)	10/23/29		375	389,677
Sr. Unsec’d. Notes, SOFR + 0.920%
6.277%(c)	02/24/26		97	97,307
Sr. Unsec’d. Notes, EMTN
1.090%(ff)	03/11/27	EUR	367	375,745
JPMorgan Chase Bank, NA,
Unsec’d. Notes, 144A, MTN
7.000%	05/17/27	IDR	2,772,000	177,173
Kilroy Realty LP,
Gtd. Notes
6.250%	01/15/36		75	73,353
Kodiak Gas Services LLC,
Gtd. Notes, 144A
7.250%	02/15/29		335	341,501
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
2.050%	10/15/26		211	193,317
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.400%	07/31/33		300	302,023
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30		13	11,716
Lithia Motors, Inc.,
Gtd. Notes, 144A
4.375%	01/15/31		585	524,065
LKQ Corp.,
Gtd. Notes
5.750%	06/15/28		400	407,114
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	839	916,845
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		150	149,918
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.350%	04/01/27		202	193,051
M&T Bank Corp.,
Sr. Unsec’d. Notes
5.053%(ff)	01/27/34(a)		280	260,333
7.413%(ff)	10/30/29		495	522,165
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.600%	10/01/37		270	284,764
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.875%	05/15/29		45	44,563
4.900%	04/15/29		125	124,085

A18

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.000%	10/15/27		145	$144,638
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		98	95,368
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31		53	45,686
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		220	228,532
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		135	138,299
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28(a)		295	280,709
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		192	195,081
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25	EUR	200	206,992
4.250%	03/30/28		398	390,236
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		10	6,542
5.000%	05/17/53		140	136,965
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53		265	280,163
5.750%	05/15/63		260	278,956
Metropolitan Life Global Funding I,
Sec’d. Notes, MTN
4.000%	07/13/27	AUD	100	62,742
MGM Resorts International,
Gtd. Notes
6.500%	04/15/32		395	394,000
Micron Technology, Inc.,
Sr. Unsec’d. Notes
6.750%	11/01/29		113	121,276
Morgan Stanley,
Sr. Unsec’d. Notes
0.495%(ff)	10/26/29	EUR	330	310,255
4.656%(ff)	03/02/29	EUR	130	145,194
4.813%(ff)	10/25/28	EUR	155	173,916
5.173%(ff)	01/16/30		175	175,219
5.449%(ff)	07/20/29		170	171,463
5.466%(ff)	01/18/35(a)		125	126,115
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32		50	40,127
3.622%(ff)	04/01/31		8	7,341
5.164%(ff)	04/20/29		650	649,589
5.250%(ff)	04/21/34		350	346,782
Sub. Notes
2.484%(ff)	09/16/36		100	79,045
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		399	388,919
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.692%	06/05/28	GBP	145	$135,123
4.625%	08/01/29		109	83,554
National Grid North America, Inc.,
Sr. Unsec’d. Notes, EMTN
4.668%	09/12/33	EUR	325	371,825
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		65	84,244
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28		110	102,285
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	314	357,662
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
2.759%	01/10/32		127	105,110
4.278%	12/15/28		25	23,846
5.290%	01/17/34		281	276,441
5.783%	09/16/52		160	160,103
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26		53	47,958
2.450%	09/15/28		227	195,649
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.600%	10/15/33		75	75,910
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		103	72,199
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		459	450,358
3.250%	01/15/28		200	188,989
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		113	99,086
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		725	727,670
6.375%	09/01/28(a)		275	286,211
8.500%	07/15/27		161	174,540
8.875%	07/15/30		203	236,807
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33		120	97,241
3.625%	10/01/29		22	19,621
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		30	30,695
5.800%	11/01/30		90	92,755
6.050%	09/01/33		589	614,886
6.350%	01/15/31		245	259,154
6.625%	09/01/53		140	154,352

A19

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
United States (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27(a)	701	$657,709
2.875%	03/25/31	389	338,319
3.900%	05/15/35	117	102,721
5.550%	02/06/53	75	73,266
6.250%	11/09/32	258	276,177
6.500%	04/15/38	509	553,340
6.900%	11/09/52	150	172,599
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
5.250%	08/16/28	208	210,984
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28	525	533,642
6.250%	07/15/33	341	354,338
6.500%	08/15/34	80	85,092
6.500%	02/01/38	46	47,804
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	125	121,626
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40	95	69,768
4.200%	03/01/29	595	564,644
5.550%	05/15/29	485	489,246
6.100%	01/15/29	770	793,245
6.400%	06/15/33	230	242,384
6.700%	04/01/53	170	184,333
6.750%	01/15/53	65	70,919
Sr. Sec’d. Notes
3.250%	06/01/31	85	73,766
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32	439	365,098
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	25	22,619
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.350%	01/12/27(a)	670	670,857
5.750%	05/24/26	375	377,729
6.050%	08/01/28	250	257,412
Permian Resources Operating LLC,
Gtd. Notes, 144A
7.000%	01/15/32	275	285,085
Perrigo Finance Unlimited Co.,
Gtd. Notes
4.650%(cc)	06/15/30	370	339,242
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26	155	153,298
4.450%	05/19/28	197	194,012
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.625%	11/17/29	200	206,006
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
6.650%	01/15/37		443	$474,614
Post Holdings, Inc.,
Gtd. Notes, 144A
5.625%	01/15/28		245	240,551
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	280	321,348
PTC, Inc.,
Gtd. Notes, 144A
3.625%	02/15/25		535	523,480
PulteGroup, Inc.,
Gtd. Notes
7.875%	06/15/32		569	661,110
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33		154	166,307
Realty Income Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/25		374	370,399
5.750%	12/05/31	GBP	690	898,700
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26		461	463,766
Ryder System, Inc.,
Sr. Unsec’d. Notes
6.600%	12/01/33		516	559,808
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25(a)		542	541,598
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
6.174%(ff)	01/09/30		118	119,147
7.660%(ff)	11/09/31		400	435,346
Schneider Electric SE,
Sr. Unsec’d. Notes, EMTN
1.500%	01/15/28	EUR	200	204,187
Sempra,
Sr. Unsec’d. Notes
3.300%	04/01/25		110	107,601
3.700%	04/01/29		10	9,353
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31(a)		400	333,379
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25		158	153,881
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
8.875%	11/15/31		310	331,236
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		315	268,013
5.650%	10/01/28		20	20,584
5.850%	11/01/27		70	71,830

A20

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
5.950%	11/01/32(a)		75	$78,637
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		130	130,002
5.500%	03/15/29		185	188,620
5.700%	03/15/34		80	82,564
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		170	176,200
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		540	524,803
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		170	170,855
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
7.000%	09/15/28(a)		275	281,027
Sutter Health,
Unsec’d. Notes
5.164%	08/15/33		50	50,403
Tapestry, Inc.,
Sr. Unsec’d. Notes
5.875%	11/27/31	EUR	451	517,833
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29		825	860,212
6.500%	03/30/34		150	161,333
6.500%	02/15/53		115	123,536
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31		125	119,915
6.875%	01/15/29		100	102,811
Teledyne Technologies, Inc.,
Sr. Unsec’d. Notes
0.950%	04/01/24		161	161,000
T-Mobile USA, Inc.,
Gtd. Notes
2.700%	03/15/32		50	42,048
3.000%	02/15/41		110	81,012
3.500%	04/15/25		64	62,745
3.500%	04/15/31		416	375,812
3.750%	04/15/27		388	373,620
3.875%	04/15/30		148	138,733
4.750%	02/01/28		275	271,402
5.050%	07/15/33		92	90,982
5.200%	01/15/33		50	50,055
5.500%	01/15/55		60	59,925
5.750%	01/15/34		533	555,377
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/29		185	185,565
6.875%	12/15/30		220	224,414
TriNet Group, Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	08/15/31		325	333,546
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		302	$216,576
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
6.047%(ff)	06/08/27		25	25,335
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		50	50,472
U.S. Bancorp,
Sr. Unsec’d. Notes
5.384%(ff)	01/23/30(a)		250	251,139
5.775%(ff)	06/12/29		75	76,319
Uber Technologies, Inc.,
Gtd. Notes, 144A
4.500%	08/15/29(a)		550	523,025
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50		35	23,602
3.050%	05/15/41		160	120,991
3.500%	08/15/39		55	45,328
3.700%	05/15/27		600	581,921
4.250%	01/15/29		425	416,583
4.750%	07/15/45		17	15,911
5.250%	02/15/28		130	132,355
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		140	105,925
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/01/31		75	77,422
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		690	701,224
5.450%	09/18/33		190	192,333
5.500%	09/18/26		190	190,703
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		17	11,978
2.850%	09/03/41		5	3,600
2.875%	11/20/50		10	6,535
2.987%	10/30/56		207	132,373
3.000%	11/20/60		10	6,234
4.125%	03/16/27		605	591,828
5.500%	02/23/54		180	181,830
VF Corp.,
Sr. Unsec’d. Notes
2.950%	04/23/30		149	123,158
Sr. Unsec’d. Notes, EMTN
4.250%	03/07/29	EUR	262	277,565
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		110	107,636
4.625%	12/01/29		125	118,158

A21

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		145	$142,134
3.755%	03/15/27(a)		595	567,752
4.054%	03/15/29		220	206,049
5.050%	03/15/42(a)		45	38,605
5.141%	03/15/52		95	78,887
6.412%	03/15/26		190	190,006
Wells Fargo & Co.,
Jr. Sub. Notes
7.625%(ff)	09/15/28(oo)		16	17,091
Sr. Unsec’d. Notes
5.389%(ff)	04/24/34		155	153,838
5.499%(ff)	01/23/35		155	155,302
6.303%(ff)	10/23/29		80	83,343
6.491%(ff)	10/23/34		685	735,263
Sr. Unsec’d. Notes, EMTN
0.625%	03/25/30	EUR	262	237,462
1.741%(ff)	05/04/30	EUR	297	292,093
2.000%	04/27/26	EUR	200	208,611
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		30	28,888
5.198%(ff)	01/23/30(a)		320	319,440
5.557%(ff)	07/25/34		295	296,371
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.500%	03/01/28		365	352,358
6.350%	01/15/29		85	88,099
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		382	325,305
3.750%	06/15/27		78	75,054
4.550%	06/24/24(a)		160	159,583
4.900%	03/15/29		940	933,963
Workday, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/29		221	208,414
				113,493,765
Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27(d)		1,800	163,800
6.000%	10/28/22(d)		5,170	358,100
				521,900

Total Corporate Bonds (cost $243,360,878)				239,894,493
Municipal Bonds — 0.3%
California — 0.2%
California Earthquake Authority,
Revenue Bonds, Series A
5.603%	07/01/27		75	75,510
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48		60	68,289
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited
5.750%	10/01/31	500	$531,370
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	175	158,215
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	170	143,687
			977,071
Florida — 0.0%
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.154%	07/01/30	106	90,226
Hawaii — 0.1%
State of Hawaii,
General Obligation Unlimited, Series GM
4.921%	10/01/34	60	60,843
5.221%	10/01/36	405	417,834
5.418%	10/01/42	35	36,155
			514,832
New Jersey — 0.0%
New Jersey Economic Development Authority,
Taxable, Revenue Bonds, Series A
7.425%	02/15/29	107	114,284
New Jersey Transportation Trust Fund Authority,
Taxable, Revenue Bonds, BABs, Series C
5.754%	12/15/28	60	60,383
			174,667
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	135	142,513
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	35	38,954
			181,467
Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds
4.144%	06/01/38	40	37,180

Total Municipal Bonds (cost $2,055,741)			1,975,443
Residential Mortgage-Backed Securities — 2.7%
United States
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	16	13,135
Series 2007-16CB, Class 1A2, 1 Month SOFR + 0.514% (Cap 6.000%, Floor 0.400%)
5.844%(c)	08/25/37	41	25,675

A22

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Angel Oak Mortgage Trust,
Series 2021-06, Class A1, 144A
1.458%(cc)	09/25/66	113	$91,587
Bellemeade Re Ltd.,
Series 2019-03A, Class M1C, 144A, 1 Month SOFR + 2.064% (Cap N/A, Floor 1.950%)
7.394%(c)	07/25/29	63	63,237
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
6.320%(c)	09/25/31	181	180,876
BINOM Securitization Trust,
Series 2022-INV01, Class A1, 144A
4.441%(cc)	08/25/57	273	259,715
BRAVO Residential Funding Trust,
Series 2024-NQM01, Class A1, 144A
5.943%	12/01/63	589	587,771
Chase Mortgage Finance Trust,
Series 2024-03, Class A5, 144A
6.000%(cc)	02/25/55	100	101,523
Series 2024-03, Class A5A, 144A
5.500%(cc)	02/25/55	150	148,474
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.907%(cc)	04/25/37	25	22,290
COLT Mortgage Loan Trust,
Series 2021-HX01, Class A2, 144A
1.348%(cc)	10/25/66	203	167,582
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)
7.485%(c)	01/25/40	28	28,179
Series 2020-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.114% (Cap N/A, Floor 0.000%)
7.435%(c)	01/25/40	36	36,196
Series 2022-R02, Class 2M2, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.320%(c)	01/25/42	256	263,020
Series 2022-R06, Class 1M1, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 0.000%)
8.070%(c)	05/25/42	563	578,207
Series 2022-R08, Class 1M1, 144A, 30 Day Average SOFR + 2.550% (Cap N/A, Floor 2.550%)
7.870%(c)	07/25/42	498	511,358
Series 2023-R01, Class 1M1, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.721%(c)	12/25/42	118	121,252
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
7.620%(c)	01/25/43	167	171,380
Series 2023-R03, Class 2M2, 144A, 30 Day Average SOFR + 3.900% (Cap N/A, Floor 0.000%)
9.220%(c)	04/25/43	40	42,674
Series 2023-R05, Class 1M1, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.221%(c)	06/25/43	82	83,382
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2023-R06, Class 1M1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.020%(c)	07/25/43	133	$133,850
Series 2023-R08, Class 1B1, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)
8.870%(c)	10/25/43	420	436,519
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	10/25/43	70	71,785
Series 2024-R01, Class 1B1, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
8.020%(c)	01/25/44	225	226,215
Series 2024-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.120%(c)	01/25/44	150	150,670
Series 2024-R02, Class 1M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 1.800%)
7.120%(c)	02/25/44	450	451,547
Fannie Mae Connecticut Avenue Securities,
Series 2015-C02, Class 1M2, 30 Day Average SOFR + 4.114% (Cap N/A, Floor 0.000%)
9.435%(c)	05/25/25	12	11,910
Series 2015-C03, Class 1M2, 30 Day Average SOFR + 5.114% (Cap N/A, Floor 0.000%)
10.435%(c)	07/25/25	12	12,466
Series 2015-C04, Class 2M2, 30 Day Average SOFR + 5.664% (Cap N/A, Floor 0.000%)
10.985%(c)	04/25/28	42	42,750
Series 2016-C01, Class 1M2, 30 Day Average SOFR + 6.864% (Cap N/A, Floor 0.000%)
12.185%(c)	08/25/28	18	19,122
Series 2016-C01, Class 2M2, 30 Day Average SOFR + 7.064% (Cap N/A, Floor 0.000%)
12.385%(c)	08/25/28	8	8,379
Series 2016-C02, Class 1M2, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.435%(c)	09/25/28	22	22,437
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	11/25/41	148	149,113
Fannie Mae REMIC,
Series 2016-01, Class SJ, IO, 30 Day Average SOFR x (1) + 6.036% (Cap 6.150%, Floor 0.000%)
0.715%(c)	02/25/46	37	4,385
Series 2017-66, Class BD
3.000%	09/25/47	74	65,136
Series 2020-49, Class KS, IO, 30 Day Average SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.665%(c)	07/25/50	1,576	188,737
Series 2020-62, Class GI, IO
4.000%	06/25/48	1,250	245,808
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2015-DNA01, Class M3, 30 Day Average SOFR + 3.414% (Cap N/A, Floor 0.000%)
8.735%(c)	10/25/27	17	17,125

A23

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2016-DNA04, Class M3, 30 Day Average SOFR + 3.914% (Cap N/A, Floor 0.000%)
9.235%(c)	03/25/29	164	$170,778
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)
11.435%(c)	08/25/50	181	204,623
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
10.120%(c)	10/25/50	212	238,133
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)
10.685%(c)	09/25/50	113	124,944
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.970%(c)	01/25/34	146	146,503
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.120%(c)	11/25/41	339	341,364
Series 2021-HQA04, Class M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
6.270%(c)	12/25/41	193	191,990
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
6.320%(c)	01/25/42	587	586,436
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	04/25/42	61	62,134
Series 2022-DNA03, Class M2, 144A, 30 Day Average SOFR + 4.350% (Cap N/A, Floor 0.000%)
9.670%(c)	04/25/42	164	175,740
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
7.520%(c)	05/25/42	517	525,559
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
8.270%(c)	06/25/42	528	541,871
Series 2023-DNA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	03/25/43	262	267,416
Series 2023-DNA2, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	04/25/43	252	256,376
Series 2024-HQA01, Class A1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
6.569%(c)	03/25/44	675	675,425
Series 2024-HQA01, Class M1, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
6.569%(c)	03/25/44	450	450,134
Series 2024-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.319%(c)	03/25/44	175	175,054
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Freddie Mac REMIC,
Series 3933, Class SK, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
0.517%(c)	10/15/41	143	$10,451
Series 4059, Class SP, IO, 30 Day Average SOFR x (1) + 6.436% (Cap 6.550%, Floor 0.000%)
1.117%(c)	06/15/42	48	5,629
Series 4314, Class SE, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.617%(c)	03/15/44	48	4,946
Series 4583, Class ST, IO, 30 Day Average SOFR x (1) + 5.886% (Cap 6.000%, Floor 0.000%)
0.567%(c)	05/15/46	86	8,116
Series 5020, Class IH, IO
3.000%	08/25/50	143	22,857
Government National Mortgage Assoc.,
Series 2010-09, Class XD, IO, 1 Month SOFR x (1) + 6.486% (Cap 6.600%, Floor 0.000%)
1.159%(c)	01/16/40	49	5,524
Series 2013-124, Class CS, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.607%(c)	08/20/43	90	8,336
Series 2015-111, Class IW, IO
4.000%	06/20/45	103	10,113
Series 2016-01, Class ST, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.757%(c)	01/20/46	37	3,547
Series 2016-027, Class IA, IO
4.000%	06/20/45	72	8,515
Series 2016-088, Class S, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.757%(c)	01/20/46	248	26,011
Series 2018-067, Class PS, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)
0.757%(c)	05/20/48	33	3,252
Series 2019-006, Class SA, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.607%(c)	01/20/49	36	3,370
Series 2019-078, Class SE, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)
0.657%(c)	06/20/49	46	4,484
Series 2019-151, Class NI, IO
3.500%	10/20/49	130	21,834
Series 2019-153, Class EI, IO
4.000%	12/20/49	87	17,753
Series 2020-061, Class SF, IO, 1 Month SOFR x (1) + 6.326% (Cap 6.440%, Floor 0.000%)
0.997%(c)	07/20/43	113	11,155
Series 2020-061, Class SW, IO, 1 Month SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
0.607%(c)	08/20/49	137	13,560
Series 2022-022, Class UH
3.000%	12/20/50	122	108,595

A24

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month SOFR + 0.554% (Cap 10.500%, Floor 0.440%)
5.884%(c)	06/25/45	45	$39,976
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 30 Day Average SOFR + 4.364% (Cap N/A, Floor 4.250%)
9.685%(c)	11/25/24	14	14,115
JPMorgan Mortgage Trust,
Series 2021-LTV02, Class A1, 144A
2.520%(cc)	05/25/52	206	169,513
Series 2023-10, Class A6, 144A
6.000%(cc)	05/25/54	94	92,997
Series 2023-DSC01, Class A1, 144A
4.625%(cc)	07/25/63	602	574,908
Series 2024-01, Class A2, 144A
6.000%(cc)	06/25/54	684	682,325
Series 2024-03, Class A4, 144A
3.000%(cc)	05/25/54	700	617,958
Series 2024-VIS01, Class A1, 144A
5.990%(cc)	07/25/64	450	450,505
Series 2024-VIS01, Class A2, 144A
6.192%(cc)	07/25/64	575	575,646
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
3.250%(cc)	07/25/59	23	21,811
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	39	36,888
OBX Trust,
Series 2022-NQM01, Class A2, 144A
3.001%(cc)	11/25/61	250	184,108
Series 2024-NQM01, Class A1, 144A
5.928%	11/25/63	611	609,506
Series 2024-NQM02, Class A1, 144A
5.878%	12/25/63	1,078	1,076,001
Series 2024-NQM04, Class A1, 144A
6.067%	01/25/64	746	746,352
Series 2024-NQM05, Class A1, 144A
5.988%	03/25/28	400	400,016
Onslow Bay Mortgage Loan Trust,
Series 2021-NQM04, Class A1, 144A
1.957%(cc)	10/25/61	431	355,846
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR + 3.864% (Cap N/A, Floor 2.750%)
9.197%(c)	05/30/25	83	82,772
Series 2019-03R, Class A, 144A, 30 Day Average SOFR + 3.814% (Cap N/A, Floor 2.700%)
9.136%(c)	11/27/31	30	30,192
Residential Accredit Loans Trust,
Series 2006-QO10, Class A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
5.764%(c)	01/25/37	53	45,097
Series 2007-QA05, Class 2A1
6.173%(cc)	09/25/37	62	41,595
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2007-QH08, Class A
6.009%(cc)	10/25/37		44	$36,554
STACR Trust,
Series 2018-HRP02, Class B1, 144A, 30 Day Average SOFR + 4.314% (Cap N/A, Floor 0.000%)
9.635%(c)	02/25/47		160	177,524
Starwood Mortgage Residential Trust,
Series 2022-01, Class A1, 144A
2.447%(cc)	12/25/66		454	388,816
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month SOFR + 0.434% (Cap N/A, Floor 0.320%)
5.764%(c)	10/25/35		35	31,821
Verus Securitization Trust,
Series 2020-02, Class A3, 144A
3.995%(cc)	05/25/60		300	292,494
Series 2022-02, Class A1, 144A
4.260%	02/25/67		543	508,433
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
6.589%(c)	09/25/46		57	52,449

Total Residential Mortgage-Backed Securities (cost $19,750,706)				19,524,213
Sovereign Bonds — 26.3%
Australia — 1.1%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	1,537	983,347
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	1,414	752,963
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	3,962	1,512,014
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	2,119	1,280,121
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes
2.000%	03/08/33	AUD	1,152	612,525
4.250%	02/20/36	AUD	874	541,777
Queensland Treasury Corp.,
Local Gov’t. Gtd. Notes
2.500%	03/06/29	AUD	661	401,800
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	120	76,658
Treasury Corp. of Victoria,
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	1,684	819,948
2.250%	11/20/34	AUD	807	414,953
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	1,451	660,699
				8,056,805

A25

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Austria — 1.0%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	10/20/28	EUR	820	$784,752
0.000%	10/20/40	EUR	170	112,680
0.850%	06/30/2120	EUR	61	30,268
0.900%	02/20/32	EUR	2,477	2,325,312
1.500%	02/20/47	EUR	316	256,196
2.100%	09/20/2117	EUR	59	48,749
2.900%	02/20/33	EUR	2,751	2,991,651
3.450%	10/20/30	EUR	613	690,606
				7,240,214
Belgium — 0.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A
0.800%	06/22/28	EUR	840	841,065
Sr. Unsec’d. Notes, Series 076, 144A
1.900%	06/22/38	EUR	947	883,704
Sr. Unsec’d. Notes, Series 084, 144A
1.450%	06/22/37	EUR	44	39,011
Sr. Unsec’d. Notes, Series 087, 144A
0.900%	06/22/29	EUR	623	616,525
Sr. Unsec’d. Notes, Series 094, 144A
0.350%	06/22/32	EUR	590	525,250
Sr. Unsec’d. Notes, Series 099, 144A
3.450%	06/22/43	EUR	450	500,167
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	571	614,880
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	199	219,822
				4,240,424
Brazil — 0.0%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
6.125%	03/15/34		310	306,745
Bulgaria — 0.0%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	64	73,448
Canada — 1.7%
Canada Housing Trust No. 1,
Gov’t. Gtd. Notes, 144A
3.950%	06/15/28	CAD	965	717,757
4.150%	06/15/33	CAD	300	226,321
Canadian Government Bond,
Bonds
1.750%	12/01/53	CAD	160	82,626
2.250%	12/01/29	CAD	910	632,225
2.750%	12/01/48	CAD	1,533	1,011,148
3.250%	09/01/28	CAD	266	193,827
3.500%	03/01/28	CAD	3,418	2,513,062
3.500%	12/01/45	CAD	1,119	836,229
Canadian Government Real Return Bond,
Bonds, Series CPI
4.000%	12/01/31	CAD	525	452,239
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canada (cont’d.)
City of Calgary Canada,
Sr. Unsec’d. Notes
4.200%	06/01/34	CAD	142	$104,270
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	632	444,267
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	84	64,339
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	80	44,203
Province of Ontario,
Notes
4.650%	06/02/41	CAD	281	214,386
Sr. Unsec’d. Notes
2.500%	04/27/26		243	231,957
3.750%	12/02/53	CAD	304	204,861
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	1,308	1,471,638
Unsec’d. Notes
2.150%	06/02/31	CAD	579	379,494
2.900%	12/02/46	CAD	1,245	725,534
3.450%	06/02/45	CAD	355	229,074
Province of Quebec,
Sr. Unsec’d. Notes
0.875%	05/04/27	EUR	457	462,047
2.750%	04/12/27(a)		484	458,161
4.400%	12/01/55	CAD	270	203,626
Unsec’d. Notes
2.750%	09/01/27	CAD	350	248,618
3.100%	12/01/51	CAD	374	222,014
3.500%	12/01/45	CAD	87	56,159
				12,430,082
China — 2.3%
China Government Bond,
Bonds
2.800%	03/24/29	CNH	10,230	1,445,551
Bonds, Series 1827
3.250%	11/22/28	CNH	22,780	3,287,719
Bonds, Series INBK
2.370%	01/15/29	CNH	60,910	8,451,983
2.400%	07/15/28	CNH	14,300	1,982,876
2.670%	05/25/33	CNH	6,620	932,022
				16,100,151
Colombia — 0.3%
Colombia Government International Bond,
Sr. Unsec’d. Notes
8.000%	11/14/35		400	420,000
Colombian TES,
Bonds, Series B
6.000%	04/28/28	COP	2,067,000	474,383
7.250%	10/18/34	COP	428,500	90,039
7.250%	10/26/50	COP	420,800	76,292
9.250%	05/28/42	COP	615,900	140,204

A26

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Colombia (cont’d.)
13.250%	02/09/33	COP	3,908,200	$1,189,037
				2,389,955
Croatia — 0.0%
Croatia Government International Bond,
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	150	146,960
Czech Republic — 0.1%
Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 078
2.500%	08/25/28	CZK	7,170	290,727
Sr. Unsec’d. Notes, Series 103
2.000%	10/13/33	CZK	2,650	95,386
Sr. Unsec’d. Notes, Series 138
1.750%	06/23/32	CZK	4,850	175,617
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	480	15,989
				577,719
Denmark — 0.0%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	1,177	213,978
Ecuador — 0.0%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
6.606%(s)	07/31/30		4	1,990
Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.125%	04/15/52	EUR	51	26,261
1.500%	09/15/32	EUR	220	215,395
3.000%	09/15/33	EUR	327	358,952
				600,608
France — 2.0%
Caisse Francaise de Financement Local,
Covered Bonds, EMTN
0.500%	02/19/27	EUR	100	100,193
0.750%	01/11/27	EUR	600	606,383
French Republic Government Bond OAT,
Bonds, 144A
0.750%	02/25/28	EUR	3,614	3,624,284
1.750%	05/25/66	EUR	311	228,602
2.500%	09/24/26	EUR	2,059	2,203,604
2.750%	02/25/29	EUR	1,776	1,924,583
3.000%	05/25/33	EUR	573	629,825
3.000%	06/25/49	EUR	738	767,956
3.250%	05/25/45	EUR	663	721,654
3.250%	05/25/55	EUR	373	397,139
3.500%	11/25/33	EUR	1,450	1,655,447
Bonds, Series OATe, 144A
0.600%	07/25/34	EUR	1,262	1,367,442
				14,227,112
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Germany — 0.8%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
1.000%	05/15/38	EUR	834	$745,465
2.600%	08/15/33	EUR	2,048	2,269,171
3.250%	07/04/42	EUR	2,083	2,495,859
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	248	199,593
				5,710,088
Greece — 0.0%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A
3.375%	06/15/34	EUR	257	276,719
Hungary — 0.2%
Hungary Government Bond,
Bonds, Series 25/B
5.500%	06/24/25	HUF	20,120	54,403
Bonds, Series 26/H
9.500%	10/21/26	HUF	14,210	41,331
Bonds, Series 32/A
4.750%	11/24/32	HUF	28,870	69,223
Hungary Government International Bond,
Sr. Unsec’d. Notes
6.125%	05/22/28		850	871,516
6.250%	09/22/32		200	208,062
Sr. Unsec’d. Notes, 144A
6.125%	05/22/28		235	240,948
				1,485,483
Indonesia — 0.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	236	252,779
4.150%	09/20/27		200	194,750
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	3,381,000	216,097
Bonds, Series 065
6.625%	05/15/33	IDR	6,474,000	406,692
Bonds, Series 087
6.500%	02/15/31	IDR	524,000	32,802
Bonds, Series 089
6.875%	08/15/51	IDR	2,574,000	160,458
Bonds, Series 091
6.375%	04/15/32	IDR	1,683,000	104,239
Bonds, Series 093
6.375%	07/15/37	IDR	330,000	20,189
Bonds, Series 095
6.375%	08/15/28	IDR	3,165,000	198,324
Bonds, Series 096
7.000%	02/15/33	IDR	1,492,000	96,187
Bonds, Series 100
6.625%	02/15/34	IDR	15,953,000	997,164

A27

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia (cont’d.)
Bonds, Series 101
6.875%	04/15/29	IDR	19,348,000	$1,234,801
				3,914,482
Ireland — 0.1%
Ireland Government Bond,
Unsec’d. Notes
0.200%	10/18/30	EUR	473	438,162
0.350%	10/18/32	EUR	50	44,681
1.500%	05/15/50	EUR	48	37,821
				520,664
Israel — 0.1%
Israel Government Bond,
Bonds, Series 0142
5.500%	01/31/42	ILS	200	59,578
Bonds, Series 0825
1.750%	08/31/25	ILS	317	83,513
Israel Government International Bond,
Sr. Unsec’d. Notes
5.500%	03/12/34		315	311,358
				454,449
Italy — 1.3%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes
4.100%	02/01/29	EUR	3,179	3,568,445
Sr. Unsec’d. Notes, 144A
4.150%	10/01/39	EUR	819	898,640
Sr. Unsec’d. Notes, Series 03Y
3.850%	09/15/26	EUR	1,361	1,491,557
Sr. Unsec’d. Notes, Series 05Y
0.000%	04/01/26	EUR	330	334,109
Sr. Unsec’d. Notes, Series 15Y, 144A
2.450%	09/01/33	EUR	345	339,965
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	690	692,894
Sr. Unsec’d. Notes, Series 21Y, 144A
3.100%	03/01/40	EUR	219	212,207
Sr. Unsec’d. Notes, Series 30Y, 144A
2.150%	09/01/52	EUR	500	367,340
4.500%	10/01/53	EUR	1,009	1,146,890
Sr. Unsec’d. Notes, Series 50YR, 144A
2.800%	03/01/67	EUR	24	19,582
				9,071,629
Japan — 4.9%
Japan Finance Organization for Municipalities,
Sr. Unsec’d. Notes, GMTN
0.010%	02/02/28	EUR	600	576,003
0.050%	02/12/27	EUR	460	453,850
2.375%	09/08/27	EUR	265	278,767
Japan Government Five Year Bond,
Bonds, Series 161
0.300%	06/20/28	JPY	468,100	3,093,161
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan (cont’d.)
Japan Government Forty Year Bond,
Bonds, Series 15
1.000%	03/20/62	JPY	362,300	$1,840,717
Bonds, Series 16
1.300%	03/20/63	JPY	176,850	981,573
Japan Government Ten Year Bond,
Bonds, Series 359
0.100%	06/20/30	JPY	144,000	933,188
Bonds, Series 364
0.100%	09/20/31	JPY	784,850	5,028,675
Japan Government Thirty Year Bond,
Bonds, Series 32
2.300%	03/20/40	JPY	504,150	3,856,319
Bonds, Series 65
0.400%	12/20/49	JPY	820,850	4,009,608
Bonds, Series 68
0.600%	09/20/50	JPY	91,650	466,347
Bonds, Series 76
1.400%	09/20/52	JPY	124,300	762,259
Bonds, Series 81
1.600%	12/20/53	JPY	96,300	614,594
Japan Government Twenty Year Bond,
Bonds, Series 171
0.300%	12/20/39	JPY	29,550	170,296
Bonds, Series 181
0.900%	06/20/42	JPY	44,100	269,829
Bonds, Series 182
1.100%	09/20/42	JPY	575,000	3,629,201
Bonds, Series 183
1.400%	12/20/42	JPY	496,050	3,282,535
Japan Government Two Year Bond,
Bonds, Series 444
0.005%	01/01/25	JPY	494,150	3,263,365
Bonds, Series 454
0.100%	11/01/25	JPY	205,150	1,354,820
				34,865,107
Malaysia — 0.1%
Malaysia Government Bond,
Bonds, Series 0123
4.457%	03/31/53	MYR	333	73,608
Bonds, Series 0222
4.696%	10/15/42	MYR	619	141,299
Bonds, Series 0223
3.519%	04/20/28	MYR	580	122,198
Bonds, Series 0307
3.502%	05/31/27	MYR	1,254	264,776
Bonds, Series 0318
4.642%	11/07/33	MYR	1,091	244,787
Bonds, Series 0413
3.844%	04/15/33	MYR	409	86,221
				932,889

A28

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexico — 0.7%
Mexican Bonos,
Bonds, Series M
5.500%	03/04/27	MXN	3,837	$207,605
5.750%	03/05/26	MXN	9,798	545,265
7.500%	05/26/33	MXN	10,252	550,083
7.750%	05/29/31	MXN	1,704	94,401
8.000%	11/07/47	MXN	3,044	157,833
8.000%	07/31/53	MXN	938	48,296
Bonds, Series M20
7.500%	06/03/27	MXN	12,944	736,882
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	2,011	108,375
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	16,530	963,865
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		200	178,100
3.750%	04/19/71		1,370	874,659
6.000%	05/07/36		430	430,860
6.350%	02/09/35		200	206,625
				5,102,849
Netherlands — 0.3%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/38	EUR	1,304	973,084
0.000%	01/15/52	EUR	337	179,258
2.500%	01/15/30	EUR	165	177,903
2.500%	07/15/33	EUR	200	214,742
3.750%	01/15/42	EUR	220	272,257
				1,817,244
New Zealand — 0.5%
New Zealand Government Bond,
Unsec’d. Notes, Series 0534
4.250%	05/15/34	NZD	258	149,701
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	8,410	3,420,567
				3,570,268
Norway — 0.0%
Norway Government Bond,
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,505	196,613
Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
6.875%	01/31/36		428	416,899
Peru — 0.1%
Peru Government Bond,
Bonds
5.940%	02/12/29	PEN	852	227,776
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	937	217,057
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Peru (cont’d.)
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31		150	$128,860
				573,693
Poland — 0.2%
Republic of Poland Government Bond,
Bonds, Series 0428
2.750%	04/25/28	PLN	438	99,796
Bonds, Series 0429
5.750%	04/25/29	PLN	108	27,437
Bonds, Series 0432
1.750%	04/25/32	PLN	1,200	229,809
Bonds, Series 0527
3.750%	05/25/27	PLN	96	23,018
Bonds, Series 1033
6.000%	10/25/33	PLN	447	116,239
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes
4.875%	10/04/33		111	109,230
5.125%	09/18/34		250	249,192
5.500%	03/18/54		260	258,063
				1,112,784
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	364	380,507
2.875%	10/20/34	EUR	285	303,828
				684,335
Romania — 0.3%
Romania Government Bond,
Bonds
4.750%	10/11/34	RON	485	91,139
Bonds, Series 10Y
7.200%	10/30/33	RON	615	138,801
Bonds, Series 10YR
6.700%	02/25/32	RON	175	38,347
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	45	44,889
Sr. Unsec’d. Notes
3.000%	02/14/31		68	57,162
Sr. Unsec’d. Notes, 144A
3.000%	02/27/27		20	18,675
4.000%	02/14/51		132	93,605
5.875%	01/30/29		306	306,191
6.625%	02/17/28		50	51,475
7.625%	01/17/53		36	39,960
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	8	6,870
5.375%	03/22/31	EUR	203	220,444
6.625%	09/27/29	EUR	320	373,576
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	14	13,929

A29

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romania (cont’d.)
3.375%	01/28/50	EUR	47	$35,779
Sr. Unsec’d. Notes, MTN
5.500%	09/18/28	EUR	200	222,571
6.625%	09/27/29	EUR	120	140,091
				1,893,504
Saudi Arabia — 0.1%
Saudi Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.000%	01/18/53		200	179,000
Sr. Unsec’d. Notes, MTN
4.500%	04/22/60		280	230,650
				409,650
Singapore — 0.1%
Singapore Government Bond,
Bonds
3.375%	09/01/33	SGD	220	166,610
3.500%	03/01/27	SGD	513	383,250
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	58	33,892
				583,752
Slovenia — 0.0%
Slovenia Government Bond,
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	48	49,778
South Africa — 0.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.850%	09/30/29		233	208,826
South Korea — 0.8%
Korea Housing Finance Corp.,
Covered Bonds
3.714%	04/11/27	EUR	200	218,058
Covered Bonds, 144A
3.714%	04/11/27	EUR	179	195,115
Korea Treasury Bond,
Bonds, Series 2612
1.500%	12/10/26	KRW	135,280	95,657
Bonds, Series 2806
2.625%	06/10/28	KRW	321,060	231,511
Bonds, Series 2912
1.375%	12/10/29	KRW	985,120	655,531
Bonds, Series 3312
4.125%	12/10/33	KRW	3,767,220	2,965,810
Bonds, Series 4412
2.750%	12/10/44	KRW	447,020	301,166
Bonds, Series 5203
2.500%	03/10/52	KRW	1,024,260	647,240
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	631,710	426,474
				5,736,562
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Spain — 1.5%
Spain Government Bond,
Sr. Unsec’d. Notes
2.800%	05/31/26	EUR	1,092	$1,172,712
3.500%	05/31/29	EUR	1,302	1,448,709
Sr. Unsec’d. Notes, 144A
0.100%	04/30/31	EUR	1,184	1,051,225
1.500%	04/30/27	EUR	2,199	2,277,541
1.900%	10/31/52	EUR	325	240,607
2.900%	10/31/46	EUR	560	538,144
3.250%	04/30/34	EUR	1,192	1,296,306
3.450%	07/30/43	EUR	469	494,168
3.450%	07/30/66	EUR	92	92,153
3.900%	07/30/39	EUR	1,891	2,137,872
4.200%	01/31/37	EUR	1	1,178
				10,750,615
Supranational Bank — 0.4%
European Financial Stability Facility,
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	205	210,896
0.400%	01/26/26	EUR	190	195,539
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	503	432,718
European Stability Mechanism,
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	130	136,808
0.000%	12/15/26	EUR	665	664,212
European Union,
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	340	319,887
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	1,490	890,277
				2,850,337
Sweden — 0.2%
Sweden Government Bond,
Bonds, Series 1065
1.750%	11/11/33	SEK	4,150	367,253
Sweden Inflation Linked Bond,
Bonds, Series 3104
3.500%	12/01/28	SEK	1,653	170,320
Bonds, Series 3112
0.125%	06/01/26	SEK	4,354	392,915
Bonds, Series 3113
0.125%	12/01/27	SEK	4,690	419,064
				1,349,552
Switzerland — 0.3%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	212	269,228
3.250%	06/27/27	CHF	467	557,397
3.500%	04/08/33	CHF	404	559,207
4.000%	04/08/28	CHF	673	840,905
				2,226,737

A30

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Thailand — 0.1%
Thailand Government Bond,
Bonds
0.950%	06/17/25	THB	4,990	$134,393
2.750%	06/17/52	THB	1,469	36,899
2.875%	12/17/28	THB	850	23,887
Sr. Unsec’d. Notes
2.650%	06/17/28	THB	1,160	32,300
3.350%	06/17/33	THB	3,078	89,942
4.000%	06/17/55	THB	5,578	174,965
4.875%	06/22/29	THB	3,525	108,733
				601,119
United Kingdom — 3.3%
United Kingdom Gilt,
Bonds
0.500%	01/31/29	GBP	498	537,524
0.875%	07/31/33	GBP	2,250	2,178,097
0.875%	01/31/46	GBP	1,351	872,305
1.500%	07/31/53	GBP	507	338,037
1.750%	09/07/37	GBP	490	468,386
1.750%	07/22/57	GBP	305	211,841
3.500%	07/22/68	GBP	421	449,976
3.750%	01/29/38	GBP	1,298	1,566,366
3.750%	10/22/53	GBP	2,268	2,554,832
4.125%	01/29/27	GBP	486	613,693
4.250%	12/07/46	GBP	840	1,036,998
4.500%	06/07/28	GBP	1,661	2,142,364
4.500%	12/07/42	GBP	798	1,028,577
4.625%	01/31/34	GBP	6,206	8,275,476
United Kingdom Inflation-Linked Gilt,
Bonds, Series 3MO
0.750%	11/22/33	GBP	1,106	1,457,367
				23,731,839

Total Sovereign Bonds (cost $192,647,735)				187,704,657
U.S. Government Agency Obligations — 13.2%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		91	68,974
2.000%	12/01/35		253	225,160
2.000%	06/01/36		31	27,403
2.000%	01/01/51		956	762,276
2.000%	03/01/51		16	12,842
2.000%	08/01/51		197	157,701
2.000%	03/01/52		957	759,143
2.000%	04/01/52		1,889	1,496,046
2.500%	06/01/30		19	18,004
2.500%	07/01/30		8	7,851
2.500%	11/01/35		25	22,938
2.500%	07/01/50		40	33,311
2.500%	11/01/50		73	60,965
2.500%	02/01/51		22	18,816
2.500%	03/01/51		56	46,670
2.500%	07/01/51		17	13,903
2.500%	07/01/51		988	820,104
2.500%	09/01/51		956	798,462
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/01/30	5	$5,073
3.000%	07/01/30	29	27,761
3.000%	07/01/30	32	30,603
3.000%	07/01/35	34	31,862
3.000%	09/01/35	21	19,112
3.000%	01/01/37	14	12,695
3.000%	02/01/37	22	20,051
3.000%	05/01/45	26	22,645
3.000%	08/01/46	65	57,539
3.000%	09/01/46	110	96,990
3.000%	02/01/47	44	38,706
3.000%	12/01/50	570	500,113
3.500%	05/01/30	32	31,066
3.500%	06/01/30	4	4,212
3.500%	10/01/30	5	4,644
3.500%	07/01/35	42	39,787
3.500%	08/01/42	27	25,147
3.500%	01/01/44	28	26,122
3.500%	07/01/45	29	26,688
3.500%	09/01/47	97	88,294
3.500%	11/01/47	56	51,112
3.500%	03/01/48	147	134,232
3.500%	07/01/49	46	42,203
4.000%	01/01/33	42	41,092
4.000%	06/01/40	5	5,205
4.000%	02/01/41	8	7,911
4.000%	02/01/41	12	11,596
4.000%	11/01/41	3	2,882
4.000%	06/01/42	12	11,793
4.000%	09/01/44	24	23,151
4.000%	04/01/45	7	6,248
4.000%	05/01/45	18	17,117
4.000%	02/01/46	73	68,880
4.000%	05/01/46	22	20,752
4.000%	01/01/47	30	28,130
4.000%	09/01/48	31	29,181
4.000%	05/01/52	645	599,499
4.500%	12/01/34	7	6,753
4.500%	09/01/40	43	41,933
4.500%	03/01/41	35	33,874
4.500%	07/01/41	9	9,258
4.500%	03/01/44	12	11,624
4.500%	07/01/45	27	26,633
4.500%	12/01/45	24	23,884
4.500%	08/01/48	5	4,422
4.500%	11/01/48	40	39,030
4.500%	05/01/49	44	42,414
4.500%	02/01/50	5	4,525
4.500%	09/01/50	165	159,576
4.500%	05/01/53	961	924,216
5.000%	02/01/42	33	32,709
5.000%	07/01/48	—(r)	30
5.000%	03/01/50	1	1,446
5.000%	08/01/52	92	89,695
5.000%	01/01/53	74	72,724
5.000%	04/01/53	45	44,686
5.500%	08/01/40	7	6,698

A31

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	02/01/54	530	$527,101
6.000%	11/01/37	4	3,993
6.000%	12/01/52	43	44,286
6.000%	03/01/53	23	23,722
6.500%	11/01/53	45	45,911
Federal National Mortgage Assoc.
1.500%	TBA	55	41,399
1.500%	02/01/51	22	16,980
2.000%	TBA	245	217,081
2.000%	TBA(tt)	4,912	3,885,039
2.000%	04/01/30	6	5,940
2.000%	07/01/30	12	10,607
2.000%	08/01/30	21	19,629
2.000%	04/01/31	9	8,457
2.000%	05/01/36	67	59,631
2.000%	08/01/36	16	14,323
2.000%	09/01/36	51	45,335
2.000%	12/01/36	35	31,554
2.000%	12/01/40	67	56,908
2.000%	11/01/41	89	74,657
2.000%	07/01/50	53	42,335
2.000%	12/01/50	219	174,907
2.000%	02/01/51	179	142,904
2.000%	03/01/51	53	42,815
2.000%	03/01/51	55	44,701
2.000%	05/01/51	985	791,042
2.000%	07/01/51	164	130,166
2.000%	07/01/51	331	264,545
2.000%	07/01/51	953	759,734
2.000%	10/01/51	501	399,845
2.500%	TBA(tt)	5,495	4,541,399
2.500%	05/01/30	7	6,139
2.500%	05/01/30	13	12,487
2.500%	06/01/30	5	4,805
2.500%	07/01/30	11	10,604
2.500%	07/01/30	13	11,952
2.500%	07/01/30	14	12,705
2.500%	04/01/37	125	112,127
2.500%	06/01/40	80	69,636
2.500%	04/01/43	20	16,837
2.500%	09/01/43	43	36,840
2.500%	04/01/45	10	8,288
2.500%	09/01/46	9	7,601
2.500%	07/01/50	7	5,924
2.500%	09/01/50	65	54,547
2.500%	09/01/50	954	795,659
2.500%	11/01/50	147	123,996
2.500%	11/01/50	961	807,800
2.500%	03/01/51	74	62,489
2.500%	04/01/51	165	136,962
2.500%	05/01/51	168	139,746
2.500%	05/01/51	503	423,055
2.500%	07/01/51	55	45,569
2.500%	09/01/51	92	77,293
2.500%	09/01/51	281	235,980
2.500%	10/01/51	364	306,080
2.500%	11/01/51	80	66,264
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/51	167	$140,370
2.500%	11/01/51	208	174,555
2.500%	11/01/51	215	180,673
2.500%	03/01/52	49	40,356
2.500%	04/01/52	154	128,100
3.000%	06/01/30	17	16,453
3.000%	07/01/30	6	5,713
3.000%	07/01/30	12	11,427
3.000%	07/01/30	24	22,801
3.000%	09/01/30	12	11,232
3.000%	11/01/30	6	5,479
3.000%	06/01/32	31	29,429
3.000%	03/01/35	6	5,919
3.000%	09/01/35	10	9,337
3.000%	03/01/36	45	41,849
3.000%	02/01/37	11	10,243
3.000%	06/01/37	225	211,281
3.000%	05/01/45	89	79,261
3.000%	06/01/45	61	53,835
3.000%	07/01/45	19	16,684
3.000%	08/01/45	61	53,929
3.000%	01/01/46	10	9,177
3.000%	04/01/46	93	83,217
3.000%	10/01/46	22	19,599
3.000%	10/01/46	32	28,183
3.000%	11/01/46	84	74,013
3.000%	12/01/46	35	30,843
3.000%	12/01/46	146	128,163
3.000%	08/01/50	25	21,890
3.000%	08/01/50	56	49,051
3.000%	10/01/50	44	37,987
3.000%	12/01/50	60	51,911
3.000%	02/01/51	162	140,906
3.000%	04/01/51	294	254,927
3.000%	05/01/51	149	129,778
3.000%	08/01/51	39	33,919
3.000%	08/01/51	62	54,198
3.500%	TBA	70	66,532
3.500%	TBA(tt)	1,769	1,582,913
3.500%	09/01/29	21	20,213
3.500%	12/01/29	8	8,042
3.500%	04/01/30	30	29,454
3.500%	05/01/30	7	6,527
3.500%	10/01/30	11	10,697
3.500%	01/01/35	7	6,865
3.500%	08/01/35	15	13,857
3.500%	02/01/37	10	9,074
3.500%	06/01/43	62	56,634
3.500%	09/01/47	67	61,433
3.500%	09/01/47	94	85,377
3.500%	01/01/48	206	187,756
3.500%	02/01/48	150	137,368
3.500%	11/01/48	71	65,023
3.500%	07/01/49	449	409,702
3.500%	08/01/49	320	291,786
3.500%	01/01/50	126	114,791
3.500%	02/01/52	89	79,986

A32

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/01/57	154	$136,405
3.500%	05/01/58	59	52,664
4.000%	TBA	215	199,090
4.000%	04/01/26	6	5,435
4.000%	05/01/27	4	4,082
4.000%	05/01/32	7	6,842
4.000%	04/01/35	11	10,157
4.000%	03/01/41	23	21,855
4.000%	11/01/42	33	31,387
4.000%	06/01/44	13	12,289
4.000%	12/01/44	261	247,534
4.000%	03/01/45	8	7,735
4.000%	08/01/45	530	502,503
4.000%	01/01/46	27	25,578
4.000%	03/01/46	54	51,526
4.000%	06/01/46	35	33,331
4.000%	04/01/47	26	24,795
4.000%	06/01/48	147	137,978
4.000%	02/01/49	32	30,450
4.000%	04/01/52	84	77,935
4.000%	06/01/53	640	593,561
4.260%	03/01/29	165	161,911
4.480%	02/01/29	142	140,475
4.500%	TBA	200	196,897
4.500%	TBA(tt)	1,814	1,727,331
4.500%	04/01/25	2	2,034
4.500%	01/01/34	6	5,807
4.500%	11/01/39	32	31,413
4.500%	03/01/40	7	6,450
4.500%	08/01/40	13	12,205
4.500%	02/01/41	11	10,823
4.500%	06/01/41	33	31,893
4.500%	09/01/41	6	6,003
4.500%	01/01/42	18	17,285
4.500%	01/01/42	25	24,639
4.500%	01/01/43	17	16,225
4.500%	03/01/44	7	7,294
4.500%	06/01/44	6	5,844
4.500%	06/01/45	24	23,012
4.500%	07/01/47	5	4,641
4.500%	09/01/48	30	28,885
4.500%	09/01/48	75	72,242
4.500%	09/01/48	132	128,196
4.500%	01/01/49	29	27,753
4.500%	02/01/49	29	27,573
4.500%	03/01/49	29	27,918
4.500%	06/01/49	275	266,553
4.500%	07/01/49	34	32,550
4.500%	11/01/49	5	5,153
4.500%	01/01/51	71	68,993
4.570%	01/01/29	150	148,740
4.910%	01/01/29	150	150,899
4.920%	12/01/28	150	150,862
5.000%	TBA	576	561,982
5.000%	05/01/38	17	17,182
5.000%	08/01/44	24	23,269
5.000%	08/01/52	281	275,153
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.280%	01/01/29	150	$152,556
5.500%	TBA	1,000	995,036
5.500%	07/01/38	10	9,846
5.500%	05/01/39	12	12,032
5.500%	05/01/40	6	6,265
5.500%	10/01/52	65	64,707
5.500%	11/01/52	183	182,534
5.500%	11/01/52	911	917,857
5.500%	09/01/53	498	495,795
5.500%	10/01/53	767	763,322
5.500%	02/01/54	2,429	2,416,325
5.500%	03/01/54	345	343,449
6.000%	TBA	940	948,374
6.000%	TBA(tt)	4,283	4,321,542
6.000%	02/01/36	7	7,208
6.000%	11/01/38	6	6,507
6.000%	09/01/39	15	15,918
6.000%	06/01/40	9	9,011
6.000%	05/01/41	36	37,333
6.000%	12/01/52	886	906,557
6.000%	05/01/53	46	47,212
6.500%	TBA(tt)	320	326,583
6.500%	11/01/53	78	79,874
7.000%	TBA	720	741,437
7.000%	09/01/53	281	289,797
Government National Mortgage Assoc.
2.000%	TBA	860	704,437
2.000%	11/20/50	123	100,339
2.000%	12/20/50	220	180,248
2.000%	01/20/51	370	303,727
2.000%	08/20/51	63	51,871
2.000%	09/20/51	106	86,486
2.000%	11/20/51	195	159,546
2.500%	TBA(tt)	7,728	6,581,198
2.500%	01/20/47	14	12,334
2.500%	11/20/49	55	47,399
2.500%	03/20/51	49	41,575
2.500%	08/20/51	506	431,594
2.500%	12/20/51	163	138,725
3.000%	TBA(tt)	3,680	3,244,625
3.000%	11/20/43	62	56,142
3.000%	01/15/45	8	7,001
3.000%	01/15/45	38	34,096
3.000%	07/15/45	9	8,031
3.000%	01/20/47	80	71,192
3.000%	06/20/47	121	107,987
3.000%	08/20/47	50	44,541
3.000%	10/20/49	627	557,864
3.000%	03/20/50	402	355,083
3.000%	04/20/51	193	170,474
3.000%	07/20/51	398	351,132
3.000%	08/20/51	189	166,952
3.000%	12/20/51	20	18,072
3.500%	TBA(tt)	466	423,741
3.500%	07/15/42	28	26,111
3.500%	04/15/45	8	7,708
3.500%	09/20/45	61	56,082

A33

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/20/47	135	$124,926
3.500%	08/20/47	63	58,063
3.500%	06/20/49	127	116,576
3.500%	03/20/50	75	69,173
3.500%	03/20/52	321	292,080
4.000%	TBA(tt)	562	526,098
4.000%	01/15/41	32	30,417
4.000%	03/15/44	17	16,591
4.000%	05/15/45	30	28,298
4.000%	05/20/45	15	14,466
4.000%	07/20/45	114	108,671
4.000%	10/20/45	12	11,408
4.000%	01/20/46	25	23,420
4.000%	02/20/46	8	8,016
4.000%	03/20/46	38	36,574
4.000%	07/20/47	40	38,188
4.500%	TBA(tt)	3,575	3,435,304
4.500%	04/15/40	33	32,278
4.500%	10/15/41	10	9,649
4.500%	07/20/44	16	16,202
4.500%	04/20/45	42	41,014
4.500%	11/20/47	16	15,912
4.500%	12/20/48	492	478,956
4.500%	02/20/49	35	34,441
4.500%	10/20/49	47	46,007
4.500%	12/20/49	30	28,984
4.500%	04/20/50	21	20,147
4.500%	03/20/52	41	39,308
4.500%	09/20/52	23	22,170
4.500%	10/20/52	1,044	1,003,494
4.500%	05/20/53	144	138,060
4.500%	06/20/53	264	253,427
5.000%	TBA(tt)	4,081	4,010,190
5.000%	06/15/38	5	4,922
5.000%	01/15/39	42	42,088
5.000%	12/15/39	7	7,450
5.000%	10/20/42	7	7,094
5.000%	03/15/44	30	30,602
5.000%	09/20/48	24	23,874
5.000%	10/20/48	58	57,564
5.000%	11/20/48	52	51,787
5.000%	12/20/48	6	5,516
5.000%	01/20/49	147	146,408
5.000%	03/20/49	82	81,196
5.000%	06/20/49	22	21,461
5.000%	01/20/50	28	27,950
5.000%	03/20/50	12	11,624
5.000%	11/20/52	1,034	1,017,146
5.500%	TBA(tt)	9,588	9,579,399
5.500%	03/15/37	10	10,718
6.000%	TBA(tt)	4,468	4,506,642
6.500%	TBA(tt)	1,000	1,016,673

Total U.S. Government Agency Obligations (cost $96,096,465)			93,917,071
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 9.0%
U.S. Treasury Bonds
1.125%	08/15/40	7,682	$4,754,190
1.250%	05/15/50	3,355	1,717,341
1.750%	08/15/41(k)	7,647	5,161,725
1.875%	02/15/51	748	451,088
2.000%	08/15/51(k)	7,367	4,566,203
2.375%	02/15/42	1,648	1,225,917
3.125%	11/15/41	2,139	1,797,428
3.875%	02/15/43	191	176,645
U.S. Treasury Inflation Indexed Bonds, TIPS
1.375%	07/15/33	2,279	2,189,003
1.500%	02/15/53	1,276	1,115,843
1.750%	01/15/34	1,547	1,529,431
U.S. Treasury Notes
0.250%	09/30/25	6,000	5,606,953
0.500%	04/30/27	3,703	3,289,884
0.625%	07/31/26	3,429	3,133,974
1.375%	10/31/28	4,683	4,126,969
1.500%	11/30/28	6,499	5,748,900
3.625%	03/31/28	6,557	6,393,075
3.875%	08/15/33	1,301	1,267,255
4.000%	01/31/29	3,744	3,706,362
4.250%	02/28/29	4,988	4,996,184
4.875%	10/31/28	1,278	1,310,349

Total U.S. Treasury Obligations (cost $64,965,964)			64,264,719

Shares
Common Stock — 0.0%
Bermuda
Mt. Logan Re, Ltd., Special Investment Series 4*^	474	141,969
(cost $0)

Unaffiliated Exchange-Traded Funds — 3.0%
iShares Core U.S. Aggregate Bond ETF	107,042	10,483,693
Vanguard Total International Bond ETF	214,851	10,568,521

Total Unaffiliated Exchange-Traded Funds (cost $22,161,581)		21,052,214

Total Long-Term Investments (cost $706,677,040)		694,210,289

A34

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Short-Term Investments — 9.0%
Affiliated Mutual Funds — 2.2%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	4,098,784	$4,098,784
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $11,322,378; includes $11,276,032 of cash collateral for securities on loan)(b)(wb)	11,327,032	11,321,369

Total Affiliated Mutual Funds (cost $15,421,163)		15,420,153

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 3.0%
Avangrid, Inc.
5.473%	04/02/24		1,091	1,090,178
Bayer Corp.
5.551%	07/15/24		1,400	1,375,919
Bell Canada
5.788%	04/08/24		1,300	1,297,842
5.448%	07/05/24		1,110	1,093,422
Canadian National Railway Co.
5.488%	07/02/24		1,108	1,092,240
Crown Castle International Corp.
5.838%	04/18/24		2,500	2,491,563
Duke Energy Corp.
5.558%	04/18/24		1,300	1,295,822
5.541%	06/21/24		400	394,713
First Abu Dhabi Bank PJSC
5.376%	06/03/24		1,104	1,092,994
HSBC USA, Inc.
5.551%	07/03/24		1,110	1,093,661
Intesa Funding LLC
5.690%	06/03/24		1,105	1,093,180
Keurig Dr. Pepper, Inc.
5.541%	04/22/24		1,098	1,093,806
Nutrien Ltd.
5.630%	06/05/24		1,105	1,093,250
Podium Corp, Inc.
5.401%	06/03/24		1,090	1,079,152
Rogers Communications, Inc.
5.741%	05/02/24		2,475	2,461,609
The Sherwin-Williams Co.
5.447%	05/02/24		1,099	1,093,198
VW Credit, Inc.
5.686%	04/11/24		1,223	1,220,399

Total Commercial Paper (cost $21,467,638)					21,452,948
Foreign Treasury Obligations(n) — 2.7%
Japan
Japan Treasury Discount Bills
Series 1203
(0.239)%	04/04/24	JPY	341,600	2,256,574
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Foreign Treasury Obligations(n) (continued)
Japan (cont’d.)
Series 1206
(0.210)%	04/15/24	JPY	404,950	$2,675,065
Series 1208
(0.187)%	04/22/24	JPY	624,450	4,125,074
Series 1209
(0.142)%	05/07/24	JPY	818,150	5,404,626
Series 1221
(0.010)%	07/01/24	JPY	742,800	4,907,517

Total Foreign Treasury Obligations (cost $19,832,119)				19,368,856
U.S. Treasury Obligations(n) — 0.7%
U.S. Treasury Bills
5.290%	04/11/24		1,450	1,447,896
5.283%	04/16/24		225	224,506
5.305%	05/02/24		500	497,727
5.291%	07/23/24		2,795	2,749,296

Total U.S. Treasury Obligations (cost $4,919,450)				4,919,425

Shares
Unaffiliated Fund — 0.4%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.221%), (Institutional Shares)	2,781,127	2,781,127
(cost $2,781,127)

Options Purchased*~ — 0.0%
(cost $95,869)	113,294

Total Short-Term Investments (cost $64,517,366)	64,055,803

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.4% (cost $771,194,406)	758,266,092

Options Written*~ — (0.0)%
(premiums received $479,280)	(363,186)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—106.4% (cost $770,715,126)	757,902,906

Liabilities in excess of other assets(z) — (6.4)%	(45,386,030)

Net Assets — 100.0%	$712,516,876

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

A35

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CWMC	CIBC World Markets Corp
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
ING	ING Financial Markets LLC
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MPLE	Maple Bonds
MSC	Morgan Stanley & Co. LLC
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NWM	NatWest Markets PLC
OAT	Obligations Assimilables du Tresor
OBX	Oslo Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SCS	Standard Chartered Securities
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $141,969 and 0.0% of net assets.

A36

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,065,523; cash collateral of $11,276,032 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $50,089,136 is 7.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	04/16/24	$(65)		$(59,135)
Federal National Mortgage Assoc.	3.000%	TBA	04/11/24	(270)		(232,257)
Federal National Mortgage Assoc.	3.000%	TBA	04/16/24	(110)		(102,371)
Federal National Mortgage Assoc.	4.000%	TBA	04/16/24	(35)		(33,897)
Federal National Mortgage Assoc.	4.500%	TBA(tt)	04/11/24	(1,000)		(952,222)
Federal National Mortgage Assoc.	5.500%	TBA	04/11/24	(2,453)		(2,440,824)
Federal National Mortgage Assoc.	6.500%	TBA(tt)	04/11/24	(690)		(704,917)
Federal National Mortgage Assoc.	7.000%	TBA	04/11/24	(275)		(283,446)
Government National Mortgage Assoc.	2.500%	TBA(tt)	04/18/24	(610)		(519,486)
Government National Mortgage Assoc.	3.000%	TBA(tt)	04/18/24	(1,075)		(947,907)
Government National Mortgage Assoc.	4.000%	TBA(tt)	04/18/24	(200)		(187,138)
Government National Mortgage Assoc.	4.500%	TBA(tt)	04/18/24	(75)		(72,062)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $6,547,514)						$(6,535,662)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 04/22/25	Put	BARC	04/22/24	4.55%	1 Day SONIA(A)/ 5.191%	4.55%(A)	GBP	23,920	$74,307
1-Year Interest Rate Swap, 04/30/25	Put	UAG	04/30/24	4.52%	1 Day SONIA(A)/ 5.191%	4.52%(A)	GBP	12,030	38,987
Total Options Purchased (cost $95,869)									$113,294
A37

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 04/10/34	Call	CITI	04/08/24	2.60%	6 Month EURIBOR(S)/ 3.851%	2.60%(A)	EUR	2,760	$(12,279)
10-Year Interest Rate Swap, 04/10/34	Call	MSI	04/08/24	3.72%	1 Day SOFR(A)/ 5.340%	3.72%(A)		2,940	(3,383)
10-Year Interest Rate Swap, 04/17/34	Call	BOA	04/15/24	2.68%	6 Month EURIBOR(S)/ 3.851%	2.68%(A)	EUR	2,740	(28,367)
10-Year Interest Rate Swap, 04/17/34	Call	MSI	04/15/24	3.90%	1 Day SOFR(A)/ 5.340%	3.90%(A)		2,910	(25,215)
10-Year Interest Rate Swap, 04/24/34	Call	BOA	04/22/24	2.65%	6 Month EURIBOR(S)/ 3.851%	2.65%(A)	EUR	2,750	(25,837)
10-Year Interest Rate Swap, 04/24/34	Call	CITI	04/22/24	3.90%	1 Day SOFR(A)/ 5.340%	3.90%(A)		2,930	(28,312)
10-Year Interest Rate Swap, 05/01/34	Call	DB	04/29/24	3.81%	1 Day SOFR(A)/ 5.340%	3.81%(A)		2,980	(20,508)
10-Year Interest Rate Swap, 05/02/34	Call	CITI	04/29/24	2.58%	6 Month EURIBOR(S)/ 3.851%	2.58%(A)	EUR	2,750	(18,094)
1-Year Interest Rate Swap, 04/22/25	Put	BARC	04/22/24	4.72%	4.72%(A)	1 Day SONIA(A)/ 5.191%	GBP	23,920	(33,735)
1-Year Interest Rate Swap, 04/22/25	Put	BARC	04/22/24	4.90%	4.90%(A)	1 Day SONIA(A)/ 5.191%	GBP	23,920	(9,065)
1-Year Interest Rate Swap, 04/30/25	Put	UAG	04/30/24	4.69%	4.69%(A)	1 Day SONIA(A)/ 5.191%	GBP	12,030	(19,345)
1-Year Interest Rate Swap, 04/30/25	Put	UAG	04/30/24	4.86%	4.86%(A)	1 Day SONIA(A)/ 5.191%	GBP	12,030	(6,513)
10-Year Interest Rate Swap, 04/10/34	Put	CITI	04/08/24	2.60%	2.60%(A)	6 Month EURIBOR(S)/ 3.851%	EUR	2,760	(8,682)
10-Year Interest Rate Swap, 04/10/34	Put	MSI	04/08/24	3.72%	3.72%(A)	1 Day SOFR(A)/ 5.340%		2,940	(36,027)
10-Year Interest Rate Swap, 04/17/34	Put	BOA	04/15/24	2.68%	2.68%(A)	6 Month EURIBOR(S)/ 3.851%	EUR	2,740	(4,808)
10-Year Interest Rate Swap, 04/17/34	Put	MSI	04/15/24	3.90%	3.90%(A)	1 Day SOFR(A)/ 5.340%		2,910	(12,262)
10-Year Interest Rate Swap, 04/24/34	Put	BOA	04/22/24	2.65%	2.65%(A)	6 Month EURIBOR(S)/ 3.851%	EUR	2,750	(8,715)
10-Year Interest Rate Swap, 04/24/34	Put	CITI	04/22/24	3.90%	3.90%(A)	1 Day SOFR(A)/ 5.340%		2,930	(15,674)
10-Year Interest Rate Swap, 05/01/34	Put	DB	04/29/24	3.81%	3.81%(A)	1 Day SOFR(A)/ 5.340%		2,980	(28,934)
10-Year Interest Rate Swap, 05/02/34	Put	CITI	04/29/24	2.58%	2.58%(A)	6 Month EURIBOR(S)/ 3.851%	EUR	2,750	(17,431)
Total Options Written (premiums received $479,280)									$(363,186)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
250	2 Year U.S. Treasury Notes	Jun. 2024	$51,121,094	$(28,624)
40	3 Year Australian Treasury Bonds	Jun. 2024	2,786,824	(1,156)
68	5 Year Canadian Government Bonds	Jun. 2024	5,595,925	18,647
30	5 Year Euro-Bobl	Jun. 2024	3,827,220	15,179
586	5 Year U.S. Treasury Notes	Jun. 2024	62,711,159	42,360
30	10 Year Australian Treasury Bonds	Jun. 2024	2,278,999	(44)
66	10 Year Canadian Government Bonds	Jun. 2024	5,863,527	18,489
110	10 Year Euro-Bund	Jun. 2024	15,828,671	68,051
A38

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
16	10 Year U.K. Gilt	Jun. 2024	$2,018,228	$49,046
194	10 Year U.S. Treasury Notes	Jun. 2024	21,494,595	86,521
50	20 Year U.S. Treasury Bonds	Jun. 2024	6,021,875	63,404
17	30 Year Euro Buxl	Jun. 2024	2,490,633	43,710
5	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	645,000	1,055
10	Euro Schatz Index	Jun. 2024	1,140,344	305
19	Euro-BTP Italian Government Bond	Jun. 2024	2,439,485	38,457
13	Euro-OAT	Jun. 2024	1,797,591	10,920
				426,320
Short Positions:
32	2 Year U.S. Treasury Notes	Jun. 2024	6,543,500	(2,056)
165	5 Year Euro-Bobl	Jun. 2024	21,049,712	(79,461)
54	10 Year Australian Treasury Bonds	Jun. 2024	4,102,198	(34,690)
6	10 Year Canadian Government Bonds	Jun. 2024	533,048	(3,465)
18	10 Year Euro-Bund	Jun. 2024	2,590,146	(10,427)
21	10 Year Japanese Bonds	Jun. 2024	20,237,019	(30,158)
52	10 Year Mini Japanese Government Bonds	Jun. 2024	5,005,232	(5,251)
82	10 Year U.K. Gilt	Jun. 2024	10,343,420	(51,489)
36	10 Year U.S. Treasury Notes	Jun. 2024	3,988,688	(3,426)
159	10 Year U.S. Ultra Treasury Notes	Jun. 2024	18,222,891	(82,726)
25	30 Year Euro Buxl	Jun. 2024	3,662,696	(35,811)
102	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	13,158,000	(139,102)
55	Euro Schatz Index	Jun. 2024	6,271,894	(916)
23	Euro-OAT	Jun. 2024	3,180,353	(4,395)
				(483,373)
				$(57,053)
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/24	BARC	AUD	10,223	$6,664,514	$6,662,913	$—	$(1,601)
Expiring 04/03/24	BARC	AUD	7,991	5,198,849	5,208,192	9,343	—
Expiring 04/03/24	BARC	AUD	1,135	751,914	739,745	—	(12,169)
Expiring 04/03/24	BARC	AUD	1,125	741,074	733,227	—	(7,847)
Expiring 04/03/24	BARC	AUD	123	80,185	80,166	—	(19)
Expiring 04/03/24	BNP	AUD	3,410	2,213,571	2,222,491	8,920	—
Expiring 04/03/24	BNP	AUD	2,255	1,494,010	1,469,712	—	(24,298)
Expiring 04/03/24	BNP	AUD	1,145	745,912	746,262	350	—
Expiring 04/03/24	CITI	AUD	570	378,277	371,502	—	(6,775)
Expiring 04/03/24	GSI	AUD	750	496,259	488,818	—	(7,441)
Expiring 04/03/24	HSBC	AUD	420	273,206	273,738	532	—
Expiring 04/03/24	JPM	AUD	1,145	745,315	746,262	947	—
Expiring 04/03/24	JPM	AUD	95	61,797	61,917	120	—
Expiring 04/03/24	JPM	AUD	95	61,978	61,917	—	(61)
Expiring 04/03/24	MSI	AUD	750	495,905	488,818	—	(7,087)
Expiring 04/03/24	MSI	AUD	570	375,845	371,501	—	(4,344)
Expiring 04/03/24	RBC	AUD	350	231,866	228,115	—	(3,751)
Expiring 04/03/24	SG	AUD	750	497,153	488,818	—	(8,335)
Expiring 04/03/24	SSB	AUD	95	61,891	61,916	25	—
Expiring 04/03/24	SSB	AUD	95	62,095	61,917	—	(178)
A39

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 04/03/24	TD	AUD	1,145	$750,502	$746,262	$—	$(4,240)
Expiring 04/03/24	WBC	AUD	755	500,739	492,076	—	(8,663)
Expiring 04/03/24	WBC	AUD	190	123,568	123,834	266	—
Expiring 04/18/24	BNYM	AUD	249	163,954	162,672	—	(1,282)
Expiring 04/18/24	JPM	AUD	1,873	1,228,064	1,221,268	—	(6,796)
Expiring 05/08/24	BARC	AUD	6,358	4,149,032	4,147,990	—	(1,042)
Expiring 05/08/24	DB	AUD	1,140	740,311	743,741	3,430	—
Expiring 05/08/24	GSI	AUD	190	124,090	123,957	—	(133)
Expiring 06/20/24	JPM	AUD	3,432	2,252,679	2,241,907	—	(10,772)
Expiring 06/20/24	JPM	AUD	694	460,999	453,096	—	(7,903)
Expiring 06/20/24	JPM	AUD	401	262,000	261,817	—	(183)
Expiring 06/20/24	JPM	AUD	397	264,000	259,610	—	(4,390)
Expiring 06/20/24	JPM	AUD	333	218,926	217,752	—	(1,174)
Expiring 06/20/24	JPM	AUD	167	109,998	109,364	—	(634)
Brazilian Real,
Expiring 04/02/24	BARC	BRL	690	138,105	137,503	—	(602)
Expiring 04/02/24	BOA	BRL	4,543	916,373	905,327	—	(11,046)
Expiring 04/02/24	CITI	BRL	3,508	702,134	699,073	—	(3,061)
Expiring 04/02/24	CITI	BRL	1,450	291,200	288,955	—	(2,245)
Expiring 04/02/24	GSI	BRL	650	130,099	129,532	—	(567)
Expiring 04/02/24	JPM	BRL	1,364	272,976	271,786	—	(1,190)
Expiring 04/02/24	JPM	BRL	1,305	262,378	260,120	—	(2,258)
Expiring 04/02/24	JPM	BRL	1,300	260,853	259,107	—	(1,746)
Expiring 04/02/24	JPM	BRL	630	126,118	125,568	—	(550)
Expiring 04/02/24	JPM	BRL	612	122,408	121,874	—	(534)
Expiring 04/02/24	MSI	BRL	305	61,137	60,780	—	(357)
Expiring 05/03/24	CITI	BRL	4,958	991,104	985,132	—	(5,972)
British Pound,
Expiring 04/03/24	BARC	GBP	584	743,032	737,120	—	(5,912)
Expiring 04/03/24	BARC	GBP	219	279,463	276,420	—	(3,043)
Expiring 04/03/24	BNP	GBP	1,175	1,480,672	1,483,074	2,402	—
Expiring 04/03/24	BNP	GBP	1,169	1,490,731	1,475,501	—	(15,230)
Expiring 04/03/24	BNP	GBP	1,168	1,496,273	1,474,239	—	(22,034)
Expiring 04/03/24	BNP	GBP	584	744,330	737,120	—	(7,210)
Expiring 04/03/24	BNP	GBP	388	493,855	489,730	—	(4,125)
Expiring 04/03/24	BNP	GBP	146	185,308	184,280	—	(1,028)
Expiring 04/03/24	BNP	GBP	131	168,783	165,347	—	(3,436)
Expiring 04/03/24	GSI	GBP	389	500,196	490,993	—	(9,203)
Expiring 04/03/24	HSBC	GBP	8,149	10,277,519	10,285,596	8,077	—
Expiring 04/03/24	HSBC	GBP	3,591	4,528,969	4,532,528	3,559	—
Expiring 04/03/24	HSBC	GBP	901	1,136,341	1,137,234	893	—
Expiring 04/03/24	JPM	GBP	1,168	1,486,758	1,474,239	—	(12,519)
Expiring 04/03/24	JPM	GBP	1,165	1,493,671	1,470,453	—	(23,218)
Expiring 04/03/24	JPM	GBP	291	370,717	367,298	—	(3,419)
Expiring 04/03/24	JPM	GBP	98	124,386	123,695	—	(691)
Expiring 04/03/24	JPM	GBP	98	124,394	123,695	—	(699)
Expiring 04/03/24	JPM	GBP	49	62,174	61,848	—	(326)
Expiring 04/03/24	MSI	GBP	387	495,753	488,468	—	(7,285)
Expiring 04/03/24	MSI	GBP	178	225,728	224,670	—	(1,058)
Expiring 04/03/24	MSI	GBP	49	61,901	61,847	—	(54)
Expiring 04/03/24	RBC	GBP	387	495,795	488,468	—	(7,327)
Expiring 04/03/24	SCS	GBP	583	743,024	735,858	—	(7,166)
Expiring 04/03/24	UAG	GBP	775	994,134	978,199	—	(15,935)
Expiring 04/03/24	UAG	GBP	49	62,148	61,847	—	(301)
Expiring 04/10/24	JPM	GBP	512	644,039	646,158	2,119	—
A40

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/19/24	BNYM	GBP	268	$339,321	$337,719	$—	$(1,602)
Expiring 04/19/24	BNYM	GBP	136	172,358	171,789	—	(569)
Expiring 05/08/24	BARC	GBP	98	123,758	123,718	—	(40)
Expiring 05/08/24	BNP	GBP	1,179	1,489,500	1,488,405	—	(1,095)
Expiring 05/08/24	HSBC	GBP	458	578,587	578,193	—	(394)
Expiring 05/08/24	MSI	GBP	590	743,065	744,833	1,768	—
Expiring 05/08/24	MSI	GBP	197	248,903	248,699	—	(204)
Expiring 06/20/24	JPM	GBP	1,067	1,359,070	1,347,923	—	(11,147)
Expiring 06/20/24	JPM	GBP	209	263,000	263,757	757	—
Expiring 06/20/24	JPM	GBP	206	263,000	259,756	—	(3,244)
Canadian Dollar,
Expiring 04/03/24	BNP	CAD	2,010	1,479,675	1,484,017	4,342	—
Expiring 04/03/24	BNP	CAD	1,239	920,500	914,944	—	(5,556)
Expiring 04/03/24	BNP	CAD	776	576,148	572,765	—	(3,383)
Expiring 04/03/24	CWMC	CAD	4,145	3,054,723	3,060,324	5,601	—
Expiring 04/03/24	CWMC	CAD	205	151,022	151,355	333	—
Expiring 04/03/24	JPM	CAD	1,005	740,757	742,008	1,251	—
Expiring 04/03/24	RBC	CAD	4,601	3,385,652	3,396,996	11,344	—
Expiring 04/03/24	RBC	CAD	170	126,009	125,514	—	(495)
Expiring 04/03/24	RBC	CAD	35	25,755	25,841	86	—
Expiring 04/03/24	SSB	CAD	170	125,904	125,513	—	(391)
Expiring 04/03/24	SSB	CAD	85	62,687	62,757	70	—
Expiring 04/03/24	TD	CAD	85	62,636	62,757	121	—
Expiring 05/08/24	JPM	CAD	170	125,259	125,577	318	—
Expiring 05/08/24	RBC	CAD	2,460	1,811,118	1,817,166	6,048	—
Expiring 06/13/24	MSC	CAD	3,087	2,274,882	2,281,468	6,586	—
Expiring 06/20/24	JPM	CAD	707	524,000	522,686	—	(1,314)
Expiring 06/20/24	JPM	CAD	354	264,000	261,841	—	(2,159)
Expiring 06/20/24	JPM	CAD	354	262,000	261,736	—	(264)
Expiring 06/20/24	JPM	CAD	354	262,000	261,907	—	(93)
Chilean Peso,
Expiring 04/03/24	BARC	CLP	67,600	68,598	68,985	387	—
Expiring 04/03/24	GSI	CLP	48,900	49,751	49,902	151	—
Expiring 04/03/24	JPM	CLP	48,850	50,388	49,851	—	(537)
Expiring 04/03/24	MSI	CLP	852,102	870,380	869,559	—	(821)
Expiring 04/03/24	MSI	CLP	202,217	206,555	206,360	—	(195)
Expiring 04/03/24	MSI	CLP	67,600	69,280	68,985	—	(295)
Expiring 04/03/24	MSI	CLP	24,000	24,482	24,492	10	—
Expiring 05/08/24	JPM	CLP	77,400	78,944	78,903	—	(41)
Expiring 05/08/24	MSI	CLP	122,800	124,787	125,185	398	—
Expiring 05/16/24	BOA	CLP	1,078,739	1,101,838	1,099,475	—	(2,363)
Expiring 05/16/24	MSC	CLP	965,173	1,003,058	983,726	—	(19,332)
Expiring 06/21/24	JPM	CLP	247,656	262,000	252,235	—	(9,765)
Expiring 06/21/24	JPM	CLP	127,087	128,390	129,437	1,047	—
Expiring 06/21/24	JPM	CLP	126,034	132,118	128,364	—	(3,754)
Chinese Renminbi,
Expiring 04/03/24	BMO	CNH	1,446	200,892	199,116	—	(1,776)
Expiring 04/03/24	JPM	CNH	16,857	2,325,745	2,321,238	—	(4,507)
Expiring 04/03/24	JPM	CNH	2,608	362,280	359,127	—	(3,153)
Expiring 04/03/24	JPM	CNH	1,746	242,800	240,427	—	(2,373)
Expiring 04/03/24	JPM	CNH	1,614	224,659	222,250	—	(2,409)
Expiring 04/03/24	JPM	CNH	1,546	213,300	212,887	—	(413)
Expiring 04/03/24	JPM	CNH	890	123,690	122,554	—	(1,136)
Expiring 04/03/24	SSB	CNH	4,240	591,262	583,855	—	(7,407)
Expiring 04/03/24	SSB	CNH	940	130,897	129,439	—	(1,458)
A41

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/10/24	CA	CNH	1,109	$157,053	$152,751	$—	$(4,302)
Expiring 05/23/24	HSBC	CNH	6,742	943,650	930,574	—	(13,076)
Expiring 06/20/24	JPM	CNH	3,754	524,000	518,968	—	(5,032)
Expiring 06/20/24	JPM	CNH	3,752	524,000	518,624	—	(5,376)
Colombian Peso,
Expiring 04/03/24	BNP	COP	2,495,378	630,656	644,795	14,139	—
Expiring 04/03/24	CITI	COP	1,783,965	463,608	460,969	—	(2,639)
Expiring 04/03/24	CITI	COP	341,500	87,040	88,243	1,203	—
Expiring 04/03/24	JPM	COP	846,500	216,330	218,732	2,402	—
Expiring 04/03/24	MSI	COP	195,100	49,861	50,413	552	—
Expiring 04/03/24	SCS	COP	195,100	49,847	50,413	566	—
Expiring 05/08/24	CITI	COP	2,742,378	708,790	704,620	—	(4,170)
Expiring 05/16/24	BNP	COP	4,264,128	1,080,916	1,094,095	13,179	—
Expiring 05/16/24	CITI	COP	4,213,335	1,078,774	1,081,063	2,289	—
Expiring 06/20/24	JPM	COP	524,760	132,447	133,913	1,466	—
Expiring 06/20/24	JPM	COP	524,172	132,000	133,763	1,763	—
Expiring 06/20/24	JPM	COP	516,285	129,833	131,751	1,918	—
Czech Koruna,
Expiring 04/03/24	BOA	CZK	5,750	247,461	245,146	—	(2,315)
Expiring 04/03/24	JPM	CZK	3,220	139,488	137,282	—	(2,206)
Expiring 04/03/24	MSI	CZK	7,210	307,749	307,392	—	(357)
Expiring 04/03/24	RBC	CZK	5,760	248,147	245,573	—	(2,574)
Expiring 04/03/24	UAG	CZK	7,720	330,706	329,136	—	(1,570)
Expiring 05/09/24	UAG	CZK	10,430	446,702	444,626	—	(2,076)
Expiring 06/20/24	JPM	CZK	6,168	264,000	263,008	—	(992)
Expiring 06/20/24	JPM	CZK	6,086	264,000	259,536	—	(4,464)
Expiring 06/20/24	JPM	CZK	3,055	132,000	130,283	—	(1,717)
Expiring 06/20/24	JPM	CZK	2,916	125,365	124,338	—	(1,027)
Expiring 06/20/24	JPM	CZK	1,361	59,090	58,037	—	(1,053)
Danish Krone,
Expiring 04/03/24	BARC	DKK	835	121,258	120,807	—	(451)
Euro,
Expiring 04/03/24	BARC	EUR	1,370	1,483,232	1,478,370	—	(4,862)
Expiring 04/03/24	BARC	EUR	914	1,001,224	986,299	—	(14,925)
Expiring 04/03/24	BARC	EUR	910	991,430	981,983	—	(9,447)
Expiring 04/03/24	BARC	EUR	910	992,638	981,983	—	(10,655)
Expiring 04/03/24	BARC	EUR	455	498,277	490,991	—	(7,286)
Expiring 04/03/24	BARC	EUR	329	359,072	355,025	—	(4,047)
Expiring 04/03/24	BARC	EUR	329	359,485	355,024	—	(4,461)
Expiring 04/03/24	BNP	EUR	1,368	1,486,192	1,476,211	—	(9,981)
Expiring 04/03/24	BNP	EUR	688	745,437	742,422	—	(3,015)
Expiring 04/03/24	BNP	EUR	460	497,614	496,387	—	(1,227)
Expiring 04/03/24	BNP	EUR	455	497,673	490,992	—	(6,681)
Expiring 04/03/24	BNP	EUR	455	497,889	490,992	—	(6,897)
Expiring 04/03/24	BNP	EUR	343	371,110	370,132	—	(978)
Expiring 04/03/24	BNP	EUR	343	371,042	370,132	—	(910)
Expiring 04/03/24	BNP	EUR	233	251,969	251,431	—	(538)
Expiring 04/03/24	BNP	EUR	191	208,301	206,108	—	(2,193)
Expiring 04/03/24	BOA	EUR	248	268,970	267,617	—	(1,353)
Expiring 04/03/24	CITI	EUR	455	497,325	490,991	—	(6,334)
Expiring 04/03/24	CITI	EUR	57	62,413	61,509	—	(904)
Expiring 04/03/24	DB	EUR	46,768	50,602,976	50,467,442	—	(135,534)
Expiring 04/03/24	DB	EUR	15,101	16,339,282	16,295,519	—	(43,763)
Expiring 04/03/24	GSI	EUR	500	544,206	539,551	—	(4,655)
Expiring 04/03/24	JPM	EUR	2,729	2,963,910	2,944,870	—	(19,040)
A42

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/24	JPM	EUR	687	$744,382	$741,343	$—	$(3,039)
Expiring 04/03/24	JPM	EUR	686	743,298	740,264	—	(3,034)
Expiring 04/03/24	JPM	EUR	684	743,416	738,106	—	(5,310)
Expiring 04/03/24	JPM	EUR	316	343,447	340,997	—	(2,450)
Expiring 04/03/24	JPM	EUR	129	140,058	139,204	—	(854)
Expiring 04/03/24	MSI	EUR	4,941	5,351,177	5,331,843	—	(19,334)
Expiring 04/03/24	MSI	EUR	910	992,789	981,983	—	(10,806)
Expiring 04/03/24	SSB	EUR	457	494,770	493,149	—	(1,621)
Expiring 04/03/24	SSB	EUR	456	493,828	492,070	—	(1,758)
Expiring 04/03/24	SSB	EUR	455	498,017	490,991	—	(7,026)
Expiring 04/03/24	UAG	EUR	455	499,582	490,992	—	(8,590)
Expiring 04/03/24	UAG	EUR	455	494,957	490,992	—	(3,965)
Expiring 04/03/24	WBC	EUR	913	998,817	985,221	—	(13,596)
Expiring 05/08/24	BARC	EUR	918	992,290	991,977	—	(313)
Expiring 05/08/24	BARC	EUR	918	995,520	991,977	—	(3,543)
Expiring 05/08/24	BNP	EUR	688	743,449	743,443	—	(6)
Expiring 05/08/24	BNP	EUR	688	743,343	743,442	99	—
Expiring 05/08/24	DB	EUR	2,990	3,239,734	3,230,949	—	(8,785)
Expiring 05/08/24	GSI	EUR	918	991,917	991,977	60	—
Expiring 05/08/24	JPM	EUR	820	885,392	885,599	207	—
Expiring 05/08/24	JPM	EUR	348	374,638	375,773	1,135	—
Expiring 05/08/24	JPM	EUR	282	307,595	304,260	—	(3,335)
Expiring 05/08/24	JPM	EUR	152	165,363	164,366	—	(997)
Expiring 06/12/24	BNYM	EUR	472	514,764	510,574	—	(4,190)
Expiring 06/12/24	JPM	EUR	348	381,692	376,852	—	(4,840)
Expiring 06/12/24	JPM	EUR	130	141,592	140,250	—	(1,342)
Expiring 06/12/24	JPM	EUR	115	125,125	123,952	—	(1,173)
Expiring 06/20/24	JPM	EUR	570	616,651	617,435	784	—
Expiring 06/20/24	JPM	EUR	480	524,000	519,918	—	(4,082)
Expiring 06/20/24	JPM	EUR	242	263,000	261,879	—	(1,121)
Expiring 06/20/24	JPM	EUR	240	264,000	259,711	—	(4,289)
Expiring 06/20/24	JPM	EUR	172	187,980	185,829	—	(2,151)
Hong Kong Dollar,
Expiring 04/03/24	SSB	HKD	1,670	213,465	213,412	—	(53)
Hungarian Forint,
Expiring 04/03/24	BARC	HUF	15,912	43,714	43,572	—	(142)
Expiring 04/03/24	DB	HUF	116,633	321,633	319,380	—	(2,253)
Expiring 04/03/24	DB	HUF	900	2,487	2,465	—	(22)
Expiring 04/19/24	BNP	HUF	394,966	1,083,750	1,080,418	—	(3,332)
Expiring 04/19/24	BNYM	HUF	9,097	25,249	24,884	—	(365)
Expiring 04/19/24	BOA	HUF	396,580	1,099,453	1,084,834	—	(14,619)
Expiring 04/19/24	HSBC	HUF	396,617	1,088,342	1,084,932	—	(3,410)
Expiring 05/08/24	BARC	HUF	42,233	115,751	115,398	—	(353)
Indian Rupee,
Expiring 04/03/24	CITI	INR	54,727	656,404	656,229	—	(175)
Expiring 04/03/24	DB	INR	202,347	2,434,771	2,426,337	—	(8,434)
Expiring 04/03/24	JPM	INR	107,410	1,288,293	1,287,950	—	(343)
Expiring 05/08/24	DB	INR	34,057	408,352	407,957	—	(395)
Expiring 06/14/24	CITI	INR	96,096	1,157,022	1,149,694	—	(7,328)
Expiring 06/14/24	GSI	INR	86,464	1,043,049	1,034,447	—	(8,602)
Expiring 06/20/24	JPM	INR	40,523	488,135	484,715	—	(3,420)
Expiring 06/20/24	JPM	INR	34,671	417,282	414,718	—	(2,564)
Expiring 06/20/24	JPM	INR	34,669	417,282	414,698	—	(2,584)
Expiring 06/20/24	JPM	INR	21,830	263,000	261,119	—	(1,881)
A43

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 04/03/24	BOA	IDR	19,208,068	$1,214,164	$1,210,045	$—	$(4,119)
Expiring 04/25/24	BARC	IDR	16,579,597	1,058,274	1,043,735	—	(14,539)
Israeli Shekel,
Expiring 04/03/24	BARC	ILS	1,195	326,458	325,073	—	(1,385)
Expiring 04/03/24	BARC	ILS	515	140,691	140,094	—	(597)
Expiring 04/03/24	BARC	ILS	475	133,357	129,214	—	(4,143)
Japanese Yen,
Expiring 04/03/24	BARC	JPY	111,200	748,915	735,248	—	(13,667)
Expiring 04/03/24	BARC	JPY	75,300	497,478	497,879	401	—
Expiring 04/03/24	BARC	JPY	75,300	498,349	497,879	—	(470)
Expiring 04/03/24	BARC	JPY	75,100	498,807	496,558	—	(2,249)
Expiring 04/03/24	BARC	JPY	74,500	493,187	492,590	—	(597)
Expiring 04/03/24	BARC	JPY	74,500	493,767	492,590	—	(1,177)
Expiring 04/03/24	BARC	JPY	74,100	496,549	489,945	—	(6,604)
Expiring 04/03/24	BARC	JPY	74,000	494,910	489,283	—	(5,627)
Expiring 04/03/24	BARC	JPY	73,800	493,883	487,961	—	(5,922)
Expiring 04/03/24	BARC	JPY	73,800	493,791	487,962	—	(5,829)
Expiring 04/03/24	BARC	JPY	73,800	496,138	487,961	—	(8,177)
Expiring 04/03/24	BARC	JPY	73,600	499,095	486,639	—	(12,456)
Expiring 04/03/24	BARC	JPY	41,300	279,544	273,073	—	(6,471)
Expiring 04/03/24	BNP	JPY	1,526,565	10,093,584	10,093,560	—	(24)
Expiring 04/03/24	BNP	JPY	223,100	1,488,830	1,475,125	—	(13,705)
Expiring 04/03/24	BNP	JPY	112,600	745,662	744,505	—	(1,157)
Expiring 04/03/24	BNP	JPY	55,400	368,633	366,301	—	(2,332)
Expiring 04/03/24	BNP	JPY	39,400	262,767	260,511	—	(2,256)
Expiring 04/03/24	BNP	JPY	24,000	158,665	158,687	22	—
Expiring 04/03/24	BNP	JPY	19,500	130,240	128,933	—	(1,307)
Expiring 04/03/24	GSI	JPY	74,400	498,081	491,929	—	(6,152)
Expiring 04/03/24	GSI	JPY	73,700	501,049	487,300	—	(13,749)
Expiring 04/03/24	GSI	JPY	73,600	497,746	486,639	—	(11,107)
Expiring 04/03/24	JPM	JPY	28,500	191,540	188,440	—	(3,100)
Expiring 04/03/24	MSI	JPY	1,066,404	7,115,024	7,051,002	—	(64,022)
Expiring 04/03/24	MSI	JPY	146,700	1,002,320	969,972	—	(32,348)
Expiring 04/03/24	MSI	JPY	111,800	739,586	739,215	—	(371)
Expiring 04/03/24	MSI	JPY	111,300	742,997	735,909	—	(7,088)
Expiring 04/03/24	MSI	JPY	74,100	501,728	489,945	—	(11,783)
Expiring 04/03/24	MSI	JPY	73,700	500,275	487,300	—	(12,975)
Expiring 04/03/24	SSB	JPY	55,100	370,979	364,318	—	(6,661)
Expiring 04/03/24	SSB	JPY	55,100	371,367	364,318	—	(7,049)
Expiring 04/03/24	UAG	JPY	146,600	1,001,985	969,311	—	(32,674)
Expiring 04/03/24	WBC	JPY	146,600	1,001,610	969,310	—	(32,300)
Expiring 05/07/24	JPM	JPY	33,923	229,147	225,457	—	(3,690)
Expiring 05/08/24	BARC	JPY	112,700	748,049	749,150	1,101	—
Expiring 05/08/24	BNP	JPY	1,019,154	6,774,594	6,774,614	20	—
Expiring 05/08/24	BNP	JPY	150,400	999,350	999,753	403	—
Expiring 05/08/24	CA	JPY	18,800	125,139	124,969	—	(170)
Expiring 05/08/24	GSI	JPY	150,700	1,002,396	1,001,747	—	(649)
Expiring 05/08/24	MSI	JPY	226,000	1,503,899	1,502,288	—	(1,611)
Expiring 05/08/24	MSI	JPY	18,800	125,255	124,969	—	(286)
Expiring 05/08/24	SSB	JPY	112,800	749,004	749,815	811	—
Expiring 05/16/24	BNYM	JPY	61,742	421,092	410,968	—	(10,124)
Expiring 05/16/24	BNYM	JPY	8,987	60,851	59,818	—	(1,033)
Expiring 06/20/24	JPM	JPY	97,699	663,662	653,660	—	(10,002)
Expiring 06/20/24	JPM	JPY	89,430	614,232	598,331	—	(15,901)
Expiring 06/20/24	JPM	JPY	79,769	542,471	533,696	—	(8,775)
A44

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/20/24	JPM	JPY	73,832	$507,437	$493,973	$—	$(13,464)
Expiring 06/20/24	JPM	JPY	44,910	308,622	300,471	—	(8,151)
Expiring 06/20/24	JPM	JPY	19,222	132,000	128,603	—	(3,397)
Malaysian Ringgit,
Expiring 04/03/24	DB	MYR	4,119	871,193	864,713	—	(6,480)
Mexican Peso,
Expiring 04/03/24	BNP	MXN	6,578	389,844	395,314	5,470	—
Expiring 04/03/24	CITI	MXN	2,510	148,741	150,842	2,101	—
Expiring 04/03/24	CITI	MXN	1,770	105,610	106,370	760	—
Expiring 04/03/24	CITI	MXN	1,680	100,491	100,961	470	—
Expiring 04/03/24	JPM	MXN	10,880	645,483	653,849	8,366	—
Expiring 04/03/24	JPM	MXN	10,880	644,761	653,849	9,088	—
Expiring 04/03/24	JPM	MXN	3,120	186,550	187,501	951	—
Expiring 04/03/24	JPM	MXN	2,090	123,421	125,601	2,180	—
Expiring 04/03/24	MSI	MXN	8,380	496,654	503,608	6,954	—
Expiring 04/03/24	MSI	MXN	8,330	497,002	500,603	3,601	—
Expiring 04/03/24	MSI	MXN	8,260	489,244	496,397	7,153	—
Expiring 04/03/24	RBC	MXN	8,330	497,329	500,603	3,274	—
Expiring 04/03/24	RBC	MXN	8,260	489,814	496,397	6,583	—
Expiring 04/03/24	SSB	MXN	16,710	985,214	1,004,211	18,997	—
Expiring 04/03/24	SSB	MXN	15,130	896,049	909,259	13,210	—
Expiring 04/03/24	SSB	MXN	15,100	888,734	907,456	18,722	—
Expiring 04/03/24	SSB	MXN	8,372	496,184	503,127	6,943	—
Expiring 04/03/24	SSB	MXN	8,360	492,759	502,406	9,647	—
Expiring 04/03/24	SSB	MXN	4,520	270,198	271,636	1,438	—
Expiring 04/03/24	UAG	MXN	45,013	2,701,536	2,705,119	3,583	—
Expiring 04/03/24	UAG	MXN	36,892	2,214,140	2,217,077	2,937	—
Expiring 05/23/24	BNP	MXN	18,178	1,071,808	1,083,713	11,905	—
Expiring 06/20/24	JPM	MXN	7,176	418,543	426,029	7,486	—
Expiring 06/20/24	JPM	MXN	6,161	363,574	365,760	2,186	—
Expiring 06/20/24	JPM	MXN	4,483	264,000	266,121	2,121	—
Expiring 06/20/24	JPM	MXN	4,438	262,000	263,452	1,452	—
New Taiwanese Dollar,
Expiring 04/03/24	BARC	TWD	4,895	155,288	152,925	—	(2,363)
Expiring 04/03/24	CITI	TWD	16,435	522,487	513,448	—	(9,039)
Expiring 04/03/24	GSI	TWD	5,580	177,070	174,326	—	(2,744)
Expiring 04/03/24	JPM	TWD	6,475	206,704	202,286	—	(4,418)
Expiring 05/08/24	BOA	TWD	6,230	195,543	194,870	—	(673)
Expiring 05/24/24	BOA	TWD	33,458	1,069,767	1,047,600	—	(22,167)
New Zealand Dollar,
Expiring 04/03/24	BARC	NZD	603	367,679	360,263	—	(7,416)
Expiring 04/03/24	BARC	NZD	68	41,221	40,387	—	(834)
Expiring 04/03/24	BNP	NZD	5,032	3,018,346	3,006,373	—	(11,973)
Expiring 04/03/24	BNP	NZD	2,440	1,476,927	1,457,780	—	(19,147)
Expiring 04/03/24	BNP	NZD	1,215	738,723	725,903	—	(12,820)
Expiring 04/03/24	GSI	NZD	820	493,087	489,910	—	(3,177)
Expiring 04/03/24	GSI	NZD	610	371,752	364,445	—	(7,307)
Expiring 04/03/24	GSI	NZD	608	370,881	363,250	—	(7,631)
Expiring 04/03/24	JPM	NZD	1,220	742,693	728,890	—	(13,803)
Expiring 04/03/24	JPM	NZD	205	125,727	122,477	—	(3,250)
Expiring 04/03/24	MSI	NZD	1,630	994,148	973,844	—	(20,304)
Expiring 04/03/24	MSI	NZD	1,205	734,464	719,928	—	(14,536)
Expiring 04/03/24	MSI	NZD	1,200	729,412	716,941	—	(12,471)
Expiring 04/03/24	MSI	NZD	805	490,215	480,948	—	(9,267)
Expiring 04/03/24	MSI	NZD	207	126,601	123,912	—	(2,689)
A45

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/03/24	NWM	NZD	810	$494,246	$483,935	$—	$(10,311)
Expiring 04/03/24	SSB	NZD	805	490,511	480,948	—	(9,563)
Expiring 04/03/24	SSB	NZD	607	370,281	362,653	—	(7,628)
Expiring 04/03/24	SSB	NZD	600	364,750	358,471	—	(6,279)
Expiring 04/03/24	SSB	NZD	100	61,266	59,745	—	(1,521)
Expiring 05/08/24	BNP	NZD	5,617	3,369,387	3,356,047	—	(13,340)
Expiring 05/08/24	BNP	NZD	205	123,082	122,484	—	(598)
Expiring 05/08/24	MSI	NZD	205	122,380	122,483	103	—
Expiring 05/08/24	MSI	NZD	205	122,669	122,483	—	(186)
Expiring 06/20/24	JPM	NZD	395	241,858	235,907	—	(5,951)
Norwegian Krone,
Expiring 04/03/24	BNP	NOK	15,640	1,477,170	1,440,843	—	(36,327)
Expiring 04/03/24	BNP	NOK	660	62,568	60,802	—	(1,766)
Expiring 04/03/24	DB	NOK	5,220	494,182	480,895	—	(13,287)
Expiring 04/03/24	DB	NOK	5,220	498,637	480,895	—	(17,742)
Expiring 04/03/24	DB	NOK	1,860	175,689	171,353	—	(4,336)
Expiring 04/03/24	DB	NOK	660	62,694	60,803	—	(1,891)
Expiring 04/03/24	GSI	NOK	5,220	495,914	480,895	—	(15,019)
Expiring 04/03/24	GSI	NOK	5,200	495,831	479,053	—	(16,778)
Expiring 04/03/24	GSI	NOK	296	28,038	27,269	—	(769)
Expiring 04/03/24	JPM	NOK	7,870	743,575	725,027	—	(18,548)
Expiring 04/03/24	JPM	NOK	5,240	494,923	482,737	—	(12,186)
Expiring 04/03/24	JPM	NOK	5,200	494,501	479,053	—	(15,448)
Expiring 04/03/24	JPM	NOK	5,180	496,415	477,210	—	(19,205)
Expiring 04/03/24	JPM	NOK	2,620	247,749	241,369	—	(6,380)
Expiring 04/03/24	JPM	NOK	2,590	247,749	238,605	—	(9,144)
Expiring 04/03/24	JPM	NOK	2,590	247,595	238,605	—	(8,990)
Expiring 04/03/24	JPM	NOK	1,380	129,983	127,133	—	(2,850)
Expiring 04/03/24	JPM	NOK	985	93,093	90,743	—	(2,350)
Expiring 04/03/24	MSI	NOK	5,800	546,340	534,328	—	(12,012)
Expiring 04/03/24	MSI	NOK	296	28,052	27,269	—	(783)
Expiring 04/03/24	SCS	NOK	393	37,262	36,205	—	(1,057)
Expiring 04/03/24	SSB	NOK	7,100	671,114	654,091	—	(17,023)
Expiring 04/03/24	TD	NOK	13,006	1,228,560	1,198,184	—	(30,376)
Expiring 04/03/24	TD	NOK	8,234	764,176	758,561	—	(5,615)
Expiring 05/08/24	JPM	NOK	10,680	992,426	984,740	—	(7,686)
Expiring 05/08/24	TD	NOK	37,156	3,451,417	3,425,934	—	(25,483)
Expiring 06/20/24	JPM	NOK	9,553	923,184	881,633	—	(41,551)
Peruvian Nuevo Sol,
Expiring 04/03/24	CITI	PEN	1,246	334,515	334,920	405	—
Expiring 04/03/24	CITI	PEN	230	60,573	61,823	1,250	—
Expiring 05/08/24	CITI	PEN	230	61,709	61,781	72	—
Expiring 05/16/24	CITI	PEN	3,978	1,067,994	1,068,387	393	—
Philippine Peso,
Expiring 04/03/24	BOA	PHP	1,800	31,994	32,033	39	—
Polish Zloty,
Expiring 04/03/24	BARC	PLN	1,180	295,618	295,409	—	(209)
Expiring 04/03/24	BARC	PLN	505	128,511	126,425	—	(2,086)
Expiring 04/03/24	BARC	PLN	210	52,698	52,573	—	(125)
Expiring 04/03/24	BNP	PLN	1,225	308,171	306,675	—	(1,496)
Expiring 04/03/24	JPM	PLN	675	169,804	168,984	—	(820)
Expiring 04/03/24	RBC	PLN	480	121,398	120,166	—	(1,232)
Expiring 04/03/24	SSB	PLN	985	249,240	246,592	—	(2,648)
Expiring 04/19/24	BOA	PLN	4,245	1,062,873	1,062,503	—	(370)
Expiring 05/08/24	BARC	PLN	276	69,235	69,073	—	(162)
A46

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 05/08/24	JPM	PLN	505	$126,634	$126,383	$—	$(251)
Expiring 06/20/24	JPM	PLN	1,802	456,502	450,640	—	(5,862)
Expiring 06/20/24	JPM	PLN	1,067	272,834	266,939	—	(5,895)
Expiring 06/20/24	JPM	PLN	1,067	272,834	266,875	—	(5,959)
Romanian Leu,
Expiring 04/03/24	BARC	RON	177	38,590	38,421	—	(169)
Expiring 04/03/24	BNP	RON	343	74,770	74,453	—	(317)
Expiring 04/03/24	MSI	RON	469	102,213	101,804	—	(409)
Expiring 04/03/24	SSB	RON	236	51,436	51,227	—	(209)
Expiring 04/03/24	UAG	RON	230	50,040	49,925	—	(115)
Expiring 05/08/24	UAG	RON	230	50,106	49,893	—	(213)
Singapore Dollar,
Expiring 04/03/24	JPM	SGD	1,065	791,586	788,961	—	(2,625)
Expiring 04/03/24	JPM	SGD	617	458,600	457,079	—	(1,521)
Expiring 04/03/24	JPM	SGD	200	150,541	148,162	—	(2,379)
Expiring 05/17/24	HSBC	SGD	1,479	1,101,619	1,097,825	—	(3,794)
Expiring 05/17/24	JPM	SGD	1,428	1,069,656	1,060,047	—	(9,609)
South African Rand,
Expiring 04/03/24	BNP	ZAR	8,310	442,518	438,553	—	(3,965)
Expiring 04/03/24	BOA	ZAR	11,640	627,696	614,290	—	(13,406)
Expiring 04/03/24	BOA	ZAR	4,670	246,198	246,455	257	—
Expiring 04/03/24	GSI	ZAR	8,420	444,177	444,358	181	—
Expiring 04/03/24	MSI	ZAR	11,727	620,312	618,881	—	(1,431)
Expiring 04/03/24	MSI	ZAR	11,373	588,677	600,200	11,523	—
Expiring 04/03/24	MSI	ZAR	1,180	60,950	62,273	1,323	—
Expiring 04/19/24	GSI	ZAR	19,673	1,031,845	1,036,954	5,109	—
Expiring 04/19/24	HSBC	ZAR	21,886	1,139,418	1,153,569	14,151	—
South Korean Won,
Expiring 04/03/24	BARC	KRW	665,650	497,526	493,505	—	(4,021)
Expiring 04/03/24	BARC	KRW	188,150	142,769	139,492	—	(3,277)
Expiring 04/03/24	BARC	KRW	165,060	123,649	122,374	—	(1,275)
Expiring 04/03/24	BARC	KRW	164,590	123,490	122,025	—	(1,465)
Expiring 04/03/24	BARC	KRW	82,440	61,778	61,120	—	(658)
Expiring 04/03/24	BOA	KRW	662,430	497,806	491,118	—	(6,688)
Expiring 04/03/24	BOA	KRW	660,750	496,170	489,872	—	(6,298)
Expiring 04/03/24	BOA	KRW	659,350	495,417	488,835	—	(6,582)
Expiring 04/03/24	BOA	KRW	658,410	500,654	488,137	—	(12,517)
Expiring 04/03/24	BOA	KRW	653,950	497,603	484,831	—	(12,772)
Expiring 04/03/24	CITI	KRW	3,167,648	2,345,537	2,348,456	2,919	—
Expiring 04/03/24	CITI	KRW	1,175,340	896,453	871,383	—	(25,070)
Expiring 04/03/24	CITI	KRW	660,490	497,020	489,679	—	(7,341)
Expiring 04/03/24	CITI	KRW	653,950	497,792	484,830	—	(12,962)
Expiring 04/03/24	CITI	KRW	493,740	369,041	366,053	—	(2,988)
Expiring 04/03/24	CITI	KRW	382,329	287,548	283,455	—	(4,093)
Expiring 04/03/24	JPM	KRW	661,450	499,509	490,391	—	(9,118)
Expiring 04/03/24	JPM	KRW	659,350	494,840	488,834	—	(6,006)
Expiring 04/03/24	JPM	KRW	327,780	246,833	243,012	—	(3,821)
Expiring 04/03/24	MSI	KRW	327,210	247,766	242,590	—	(5,176)
Expiring 04/18/24	BARC	KRW	1,398,988	1,054,853	1,037,626	—	(17,227)
Expiring 04/18/24	BOA	KRW	8,189,334	6,157,857	6,074,010	—	(83,847)
Expiring 04/18/24	HSBC	KRW	4,993,480	3,723,143	3,703,652	—	(19,491)
Expiring 04/18/24	HSBC	KRW	1,464,957	1,102,193	1,086,556	—	(15,637)
Expiring 05/08/24	BNP	KRW	499,130	370,577	370,659	82	—
Expiring 05/08/24	BOA	KRW	1,200,110	894,937	891,213	—	(3,724)
Expiring 05/08/24	BOA	KRW	665,520	494,076	494,222	146	—
A47

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/08/24	CITI	KRW	2,464,919	$1,828,412	$1,830,471	$2,059	$—
Expiring 06/20/24	JPM	KRW	533,146	408,000	396,785	—	(11,215)
Expiring 06/20/24	JPM	KRW	360,402	271,387	268,223	—	(3,164)
Expiring 06/20/24	JPM	KRW	352,923	264,000	262,657	—	(1,343)
Expiring 06/20/24	JPM	KRW	323,486	244,441	240,749	—	(3,692)
Expiring 06/20/24	JPM	KRW	178,498	134,855	132,844	—	(2,011)
Expiring 06/20/24	JPM	KRW	172,346	132,000	128,266	—	(3,734)
Swedish Krona,
Expiring 04/03/24	BNP	SEK	15,570	1,491,216	1,454,944	—	(36,272)
Expiring 04/03/24	BNP	SEK	11,543	1,106,305	1,078,640	—	(27,665)
Expiring 04/03/24	BNP	SEK	3,847	368,715	359,484	—	(9,231)
Expiring 04/03/24	BNP	SEK	640	61,911	59,805	—	(2,106)
Expiring 04/03/24	CITI	SEK	15,320	1,500,807	1,431,583	—	(69,224)
Expiring 04/03/24	DB	SEK	1,300	124,822	121,479	—	(3,343)
Expiring 04/03/24	GSI	SEK	7,675	741,544	717,193	—	(24,351)
Expiring 04/03/24	GSI	SEK	7,675	741,850	717,193	—	(24,657)
Expiring 04/03/24	JPM	SEK	7,870	745,109	735,415	—	(9,694)
Expiring 04/03/24	JPM	SEK	5,250	497,414	490,588	—	(6,826)
Expiring 04/03/24	JPM	SEK	5,160	496,867	482,178	—	(14,689)
Expiring 04/03/24	JPM	SEK	5,130	495,390	479,374	—	(16,016)
Expiring 04/03/24	JPM	SEK	2,891	276,750	270,150	—	(6,600)
Expiring 04/03/24	JPM	SEK	1,490	143,803	139,233	—	(4,570)
Expiring 04/03/24	JPM	SEK	1,310	123,774	122,414	—	(1,360)
Expiring 04/03/24	JPM	SEK	1,290	124,203	120,545	—	(3,658)
Expiring 04/03/24	JPM	SEK	29	2,776	2,710	—	(66)
Expiring 04/03/24	MSI	SEK	5,080	496,484	474,702	—	(21,782)
Expiring 04/03/24	SG	SEK	1,290	123,757	120,545	—	(3,212)
Expiring 04/03/24	SG	SEK	1,290	123,976	120,545	—	(3,431)
Expiring 04/03/24	SSB	SEK	5,120	493,384	478,441	—	(14,943)
Expiring 04/03/24	TD	SEK	3,774	356,172	352,663	—	(3,509)
Expiring 04/03/24	TD	SEK	2,523	238,109	235,763	—	(2,346)
Expiring 05/08/24	DB	SEK	5,260	497,136	492,210	—	(4,926)
Expiring 06/20/24	JPM	SEK	9,436	926,233	884,559	—	(41,674)
Expiring 06/20/24	JPM	SEK	362	35,332	33,957	—	(1,375)
Swiss Franc,
Expiring 04/03/24	BARC	CHF	1,542	1,701,815	1,710,945	9,130	—
Expiring 04/03/24	BARC	CHF	1,085	1,197,451	1,203,875	6,424	—
Expiring 04/03/24	BARC	CHF	55	62,507	61,027	—	(1,480)
Expiring 04/03/24	BNP	CHF	1,315	1,502,685	1,459,074	—	(43,611)
Expiring 04/03/24	BNP	CHF	655	730,236	726,763	—	(3,473)
Expiring 04/03/24	BNP	CHF	55	62,460	61,026	—	(1,434)
Expiring 04/03/24	GSI	CHF	110	123,321	122,052	—	(1,269)
Expiring 04/03/24	GSI	CHF	55	62,543	61,026	—	(1,517)
Expiring 04/03/24	HSBC	CHF	185	211,063	205,269	—	(5,794)
Expiring 04/03/24	JPM	CHF	1,325	1,478,041	1,470,171	—	(7,870)
Expiring 04/03/24	JPM	CHF	1,315	1,480,794	1,459,075	—	(21,719)
Expiring 04/03/24	JPM	CHF	655	741,453	726,763	—	(14,690)
Expiring 04/03/24	JPM	CHF	655	747,405	726,764	—	(20,641)
Expiring 04/03/24	JPM	CHF	330	374,090	366,155	—	(7,935)
Expiring 04/03/24	JPM	CHF	110	123,322	122,052	—	(1,270)
Expiring 04/03/24	MSI	CHF	435	496,543	482,660	—	(13,883)
Expiring 04/03/24	SG	CHF	110	122,497	122,052	—	(445)
Expiring 04/03/24	SSB	CHF	875	999,575	970,867	—	(28,708)
Expiring 04/03/24	SSB	CHF	440	499,463	488,208	—	(11,255)
Expiring 04/03/24	SSB	CHF	330	373,971	366,156	—	(7,815)
A48

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/03/24	SSB	CHF	110	$122,530	$122,052	$—	$(478)
Expiring 04/03/24	SSB	CHF	55	62,675	61,026	—	(1,649)
Expiring 04/03/24	UAG	CHF	655	744,711	726,764	—	(17,947)
Expiring 04/03/24	UAG	CHF	55	62,810	61,026	—	(1,784)
Expiring 05/08/24	BNP	CHF	110	121,957	122,518	561	—
Expiring 05/08/24	DB	CHF	445	494,749	495,639	890	—
Expiring 05/08/24	JPM	CHF	110	122,307	122,518	211	—
Expiring 05/08/24	MSI	CHF	110	122,431	122,517	86	—
Expiring 05/08/24	SSB	CHF	445	494,884	495,639	755	—
Expiring 06/20/24	JPM	CHF	230	264,000	257,328	—	(6,672)
Thai Baht,
Expiring 04/03/24	BARC	THB	21,061	580,177	577,517	—	(2,660)
Expiring 04/03/24	BARC	THB	19,138	527,203	524,786	—	(2,417)
Expiring 04/03/24	BARC	THB	5,300	149,887	145,332	—	(4,555)
Expiring 04/03/24	BARC	THB	4,440	124,632	121,750	—	(2,882)
Expiring 04/03/24	JPM	THB	5,650	159,200	154,930	—	(4,270)
Expiring 04/03/24	SCS	THB	5,330	149,896	146,155	—	(3,741)
Expiring 04/03/24	UAG	THB	5,810	161,398	159,317	—	(2,081)
				$403,389,936	$400,792,755	341,768	(2,938,949)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/24	BARC	AUD	9,173	$5,967,844	$5,978,569	$—	$(10,725)
Expiring 04/03/24	BARC	AUD	6,358	4,144,867	4,143,872	995	—
Expiring 04/03/24	BARC	AUD	568	369,450	370,198	—	(748)
Expiring 04/03/24	BARC	AUD	123	80,022	80,166	—	(144)
Expiring 04/03/24	BNP	AUD	2,280	1,497,799	1,486,006	11,793	—
Expiring 04/03/24	BNP	AUD	2,275	1,480,144	1,482,748	—	(2,604)
Expiring 04/03/24	BNP	AUD	2,255	1,499,782	1,469,713	30,069	—
Expiring 04/03/24	BNP	AUD	1,515	986,875	987,412	—	(537)
Expiring 04/03/24	BNP	AUD	1,135	750,218	739,744	10,474	—
Expiring 04/03/24	BNP	AUD	750	498,477	488,818	9,659	—
Expiring 04/03/24	BNP	AUD	27	17,490	17,505	—	(15)
Expiring 04/03/24	DB	AUD	190	123,985	123,834	151	—
Expiring 04/03/24	GSI	AUD	1,135	751,771	739,745	12,026	—
Expiring 04/03/24	JPM	AUD	1,470	971,265	958,083	13,182	—
Expiring 04/03/24	JPM	AUD	570	370,808	371,502	—	(694)
Expiring 04/03/24	JPM	AUD	152	98,988	99,067	—	(79)
Expiring 04/03/24	MSI	AUD	1,135	737,512	739,745	—	(2,233)
Expiring 04/03/24	MSI	AUD	1,135	737,798	739,745	—	(1,947)
Expiring 04/03/24	MSI	AUD	95	61,881	61,917	—	(36)
Expiring 04/03/24	RBC	AUD	76	49,482	49,534	—	(52)
Expiring 04/03/24	RBC	AUD	47	30,708	30,725	—	(17)
Expiring 04/03/24	SSB	AUD	565	367,063	368,243	—	(1,180)
Expiring 04/03/24	SSB	AUD	455	296,288	296,549	—	(261)
Expiring 04/03/24	SSB	AUD	95	62,052	61,917	135	—
Expiring 04/03/24	SSB	AUD	95	61,954	61,917	37	—
Expiring 04/03/24	WBC	AUD	758	493,611	494,032	—	(421)
Expiring 04/03/24	WBC	AUD	750	498,509	488,818	9,691	—
Expiring 04/18/24	BNYM	AUD	155	101,226	100,779	447	—
Expiring 04/18/24	CITI	AUD	8,672	5,720,381	5,654,180	66,201	—
A49

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/08/24	BARC	AUD	10,223	$6,671,210	$6,669,535	$1,675	$—
Expiring 05/08/24	BARC	AUD	123	80,266	80,246	20	—
Expiring 05/08/24	MSI	AUD	760	496,518	495,827	691	—
Brazilian Real,
Expiring 04/02/24	BARC	BRL	690	138,371	137,503	868	—
Expiring 04/02/24	BOA	BRL	4,543	909,291	905,327	3,964	—
Expiring 04/02/24	CITI	BRL	4,958	994,185	988,028	6,157	—
Expiring 04/02/24	GSI	BRL	650	131,463	129,532	1,931	—
Expiring 04/02/24	JPM	BRL	1,364	273,178	271,786	1,392	—
Expiring 04/02/24	JPM	BRL	1,305	261,260	260,121	1,139	—
Expiring 04/02/24	JPM	BRL	1,300	260,242	259,107	1,135	—
Expiring 04/02/24	JPM	BRL	630	126,607	125,568	1,039	—
Expiring 04/02/24	JPM	BRL	612	121,680	121,875	—	(195)
Expiring 04/02/24	MSI	BRL	305	61,046	60,780	266	—
Expiring 04/15/24	JPM	BRL	663	132,897	132,014	883	—
Expiring 04/15/24	JPM	BRL	651	130,370	129,529	841	—
Expiring 05/03/24	JPM	BRL	1,300	260,019	258,349	1,670	—
British Pound,
Expiring 04/03/24	BARC	GBP	98	123,663	123,695	—	(32)
Expiring 04/03/24	BMO	GBP	389	500,828	490,992	9,836	—
Expiring 04/03/24	BNP	GBP	2,918	3,700,537	3,683,074	17,463	—
Expiring 04/03/24	BNP	GBP	1,168	1,501,348	1,474,238	27,110	—
Expiring 04/03/24	BNP	GBP	390	494,865	492,255	2,610	—
Expiring 04/03/24	BNP	GBP	373	473,795	470,798	2,997	—
Expiring 04/03/24	BNP	GBP	343	438,039	432,931	5,108	—
Expiring 04/03/24	BNP	GBP	258	327,264	325,646	1,618	—
Expiring 04/03/24	BNP	GBP	139	176,504	175,445	1,059	—
Expiring 04/03/24	BNP	GBP	117	148,951	147,677	1,274	—
Expiring 04/03/24	BNP	GBP	49	61,979	61,848	131	—
Expiring 04/03/24	BOA	GBP	5,563	7,035,159	7,021,569	13,590	—
Expiring 04/03/24	BOA	GBP	3,591	4,541,301	4,532,529	8,772	—
Expiring 04/03/24	BOA	GBP	2,317	2,930,157	2,924,497	5,660	—
Expiring 04/03/24	DB	GBP	97	123,551	122,432	1,119	—
Expiring 04/03/24	GSI	GBP	1,150	1,458,097	1,451,520	6,577	—
Expiring 04/03/24	GSI	GBP	293	372,173	369,822	2,351	—
Expiring 04/03/24	JPM	GBP	586	742,017	739,644	2,373	—
Expiring 04/03/24	JPM	GBP	586	743,634	739,644	3,990	—
Expiring 04/03/24	JPM	GBP	49	61,992	61,848	144	—
Expiring 04/03/24	MSI	GBP	1,178	1,505,890	1,486,861	19,029	—
Expiring 04/03/24	MSI	GBP	97	123,533	122,432	1,101	—
Expiring 04/03/24	SSB	GBP	389	501,244	490,992	10,252	—
Expiring 04/03/24	SSB	GBP	389	500,746	490,992	9,754	—
Expiring 04/03/24	SSB	GBP	389	500,616	490,993	9,623	—
Expiring 04/03/24	SSB	GBP	389	496,807	490,992	5,815	—
Expiring 04/03/24	SSB	GBP	293	372,058	369,822	2,236	—
Expiring 04/03/24	SSB	GBP	175	223,058	220,883	2,175	—
Expiring 04/03/24	SSB	GBP	49	61,962	61,848	114	—
Expiring 04/03/24	SSB	GBP	49	61,900	61,847	53	—
Expiring 04/10/24	JPM	GBP	3,457	4,396,107	4,363,075	33,032	—
Expiring 04/10/24	JPM	GBP	388	493,850	489,436	4,414	—
Expiring 04/10/24	JPM	GBP	297	375,504	375,008	496	—
Expiring 04/19/24	BNYM	GBP	277	350,865	349,286	1,579	—
Expiring 04/19/24	BNYM	GBP	161	202,931	203,060	—	(129)
Expiring 04/19/24	JPM	GBP	3,528	4,485,136	4,453,938	31,198	—
Expiring 04/19/24	MSC	GBP	8,194	10,396,942	10,343,476	53,466	—
A50

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/08/24	GSI	GBP	190	$240,068	$239,862	$206	$—
Expiring 05/08/24	HSBC	GBP	8,149	10,279,267	10,287,540	—	(8,273)
Expiring 05/08/24	HSBC	GBP	3,591	4,529,739	4,533,384	—	(3,645)
Expiring 05/08/24	HSBC	GBP	901	1,136,534	1,137,449	—	(915)
Expiring 06/20/24	JPM	GBP	418	526,000	527,387	—	(1,387)
Expiring 06/20/24	JPM	GBP	327	419,427	413,391	6,036	—
Expiring 06/20/24	JPM	GBP	209	266,892	264,055	2,837	—
Expiring 06/20/24	JPM	GBP	206	262,000	259,606	2,394	—
Canadian Dollar,
Expiring 04/03/24	BARC	CAD	2,020	1,495,333	1,491,401	3,932	—
Expiring 04/03/24	BARC	CAD	670	493,475	494,672	—	(1,197)
Expiring 04/03/24	BARC	CAD	200	148,266	147,663	603	—
Expiring 04/03/24	BNP	CAD	2,010	1,485,171	1,484,018	1,153	—
Expiring 04/03/24	BNP	CAD	350	259,099	258,411	688	—
Expiring 04/03/24	BOA	CAD	335	246,610	247,336	—	(726)
Expiring 04/03/24	CITI	CAD	220	162,131	162,430	—	(299)
Expiring 04/03/24	CWMC	CAD	4,601	3,390,780	3,396,997	—	(6,217)
Expiring 04/03/24	CWMC	CAD	35	25,794	25,841	—	(47)
Expiring 04/03/24	GSI	CAD	275	202,598	203,037	—	(439)
Expiring 04/03/24	JPM	CAD	1,010	744,091	745,700	—	(1,609)
Expiring 04/03/24	JPM	CAD	170	125,316	125,514	—	(198)
Expiring 04/03/24	JPM	CAD	170	125,370	125,513	—	(143)
Expiring 04/03/24	RBC	CAD	2,460	1,810,194	1,816,259	—	(6,065)
Expiring 05/02/24	JPM	CAD	1,636	1,214,516	1,208,259	6,257	—
Expiring 05/08/24	BNP	CAD	2,030	1,499,541	1,499,531	10	—
Expiring 05/08/24	BNP	CAD	1,350	997,420	997,225	195	—
Expiring 05/08/24	RBC	CAD	4,601	3,387,380	3,398,691	—	(11,311)
Expiring 05/08/24	RBC	CAD	35	25,768	25,854	—	(86)
Expiring 06/13/24	CITI	CAD	15,864	11,791,235	11,724,524	66,711	—
Expiring 06/20/24	JPM	CAD	1,841	1,359,654	1,360,946	—	(1,292)
Expiring 06/20/24	JPM	CAD	1,035	765,660	765,042	618	—
Expiring 06/20/24	JPM	CAD	714	527,000	528,083	—	(1,083)
Expiring 06/20/24	JPM	CAD	706	524,000	521,819	2,181	—
Expiring 06/20/24	JPM	CAD	430	318,974	318,103	871	—
Chilean Peso,
Expiring 04/03/24	BOA	CLP	65,900	68,114	67,250	864	—
Expiring 04/03/24	DB	CLP	196,000	202,584	200,015	2,569	—
Expiring 04/03/24	MSI	CLP	524,302	535,341	535,044	297	—
Expiring 04/03/24	MSI	CLP	140,900	144,673	143,787	886	—
Expiring 04/03/24	MSI	CLP	117,200	123,590	119,601	3,989	—
Expiring 04/03/24	MSI	CLP	83,967	85,735	85,687	48	—
Expiring 04/03/24	MSI	CLP	65,900	68,326	67,251	1,075	—
Expiring 04/03/24	MSI	CLP	58,550	60,175	59,750	425	—
Expiring 04/03/24	MSI	CLP	58,550	59,836	59,749	87	—
Expiring 05/08/24	MSI	CLP	852,102	869,146	868,647	499	—
Expiring 05/08/24	MSI	CLP	202,217	206,262	206,144	118	—
Expiring 05/16/24	HSBC	CLP	963,098	998,671	981,612	17,059	—
Expiring 06/21/24	JPM	CLP	252,175	262,000	256,838	5,162	—
Expiring 06/21/24	JPM	CLP	154,195	156,758	157,046	—	(288)
Chinese Renminbi,
Expiring 04/03/24	JPM	CNH	7,281	1,010,815	1,002,607	8,208	—
Expiring 04/03/24	JPM	CNH	6,586	906,321	906,904	—	(583)
Expiring 04/03/24	JPM	CNH	5,425	748,741	747,032	1,709	—
Expiring 04/03/24	JPM	CNH	5,365	743,487	738,770	4,717	—
Expiring 04/03/24	JPM	CNH	4,010	557,035	552,184	4,851	—
A51

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/03/24	JPM	CNH	1,674	$232,267	$230,513	$1,754	$—
Expiring 04/03/24	JPM	CNH	1,546	214,630	212,887	1,743	—
Expiring 04/10/24	BOA	CNH	1,109	164,851	152,751	12,100	—
Expiring 05/08/24	JPM	CNH	16,857	2,329,924	2,324,810	5,114	—
Expiring 05/08/24	JPM	CNH	1,546	213,683	213,214	469	—
Expiring 05/08/24	JPM	CNH	1,283	177,292	176,943	349	—
Expiring 05/23/24	HSBC	CNH	16,740	2,311,814	2,310,464	1,350	—
Expiring 05/23/24	UAG	CNH	116,412	16,227,428	16,067,085	160,343	—
Expiring 06/20/24	JPM	CNH	7,621	1,056,000	1,053,435	2,565	—
Expiring 06/20/24	JPM	CNH	5,858	820,164	809,713	10,451	—
Expiring 06/20/24	JPM	CNH	5,459	762,480	754,642	7,838	—
Colombian Peso,
Expiring 04/03/24	BARC	COP	511,300	131,466	132,118	—	(652)
Expiring 04/03/24	BNP	COP	1,705,465	431,021	440,685	—	(9,664)
Expiring 04/03/24	BNP	COP	599,500	151,122	154,909	—	(3,787)
Expiring 04/03/24	CITI	COP	2,742,378	712,676	708,619	4,057	—
Expiring 04/03/24	GSI	COP	298,900	76,205	77,234	—	(1,029)
Expiring 05/06/24	JPM	COP	201,244	50,881	51,725	—	(844)
Expiring 05/08/24	BOA	COP	602,200	156,219	154,727	1,492	—
Expiring 05/08/24	CITI	COP	1,783,965	461,080	458,367	2,713	—
Expiring 05/16/24	CITI	COP	4,134,015	1,047,990	1,060,711	—	(12,721)
Expiring 05/16/24	MSC	COP	4,227,279	1,070,231	1,084,641	—	(14,410)
Expiring 05/16/24	MSC	COP	410,158	104,077	105,239	—	(1,162)
Expiring 06/20/24	JPM	COP	1,036,420	262,000	264,482	—	(2,482)
Expiring 06/20/24	JPM	COP	524,489	132,000	133,843	—	(1,843)
Czech Koruna,
Expiring 04/03/24	BARC	CZK	5,750	245,965	245,146	819	—
Expiring 04/03/24	DB	CZK	2,890	124,795	123,213	1,582	—
Expiring 04/03/24	MSI	CZK	4,690	200,187	199,955	232	—
Expiring 04/03/24	SG	CZK	2,880	123,632	122,787	845	—
Expiring 04/03/24	UAG	CZK	10,430	446,796	444,674	2,122	—
Expiring 04/03/24	UAG	CZK	3,020	130,257	128,755	1,502	—
Expiring 04/19/24	BNP	CZK	24,846	1,058,702	1,059,157	—	(455)
Expiring 05/03/24	JPM	CZK	5,994	257,518	255,497	2,021	—
Expiring 05/09/24	UAG	CZK	7,720	330,637	329,100	1,537	—
Danish Krone,
Expiring 04/03/24	BARC	DKK	835	121,361	120,808	553	—
Expiring 05/08/24	BARC	DKK	835	121,469	121,017	452	—
Euro,
Expiring 04/03/24	BARC	EUR	1,370	1,498,470	1,478,369	20,101	—
Expiring 04/03/24	BARC	EUR	911	995,286	983,062	12,224	—
Expiring 04/03/24	BARC	EUR	685	742,625	739,185	3,440	—
Expiring 04/03/24	BARC	EUR	458	497,750	494,229	3,521	—
Expiring 04/03/24	BARC	EUR	343	376,175	370,132	6,043	—
Expiring 04/03/24	BNP	EUR	1,410	1,531,215	1,521,534	9,681	—
Expiring 04/03/24	BNP	EUR	1,369	1,498,292	1,477,291	21,001	—
Expiring 04/03/24	BNP	EUR	1,240	1,350,957	1,338,086	12,871	—
Expiring 04/03/24	BNP	EUR	500	546,622	539,551	7,071	—
Expiring 04/03/24	BNP	EUR	460	498,590	496,387	2,203	—
Expiring 04/03/24	BNP	EUR	460	498,871	496,387	2,484	—
Expiring 04/03/24	BNP	EUR	439	476,835	473,725	3,110	—
Expiring 04/03/24	BNP	EUR	291	318,746	314,018	4,728	—
Expiring 04/03/24	CITI	EUR	1,380	1,495,663	1,489,160	6,503	—
Expiring 04/03/24	DB	EUR	2,990	3,235,180	3,226,515	8,665	—
Expiring 04/03/24	GSI	EUR	1,819	1,995,592	1,962,886	32,706	—
A52

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/24	GSI	EUR	913	$998,632	$985,220	$13,412	$—
Expiring 04/03/24	GSI	EUR	910	997,435	981,983	15,452	—
Expiring 04/03/24	GSI	EUR	457	495,895	493,149	2,746	—
Expiring 04/03/24	GSI	EUR	386	418,924	416,533	2,391	—
Expiring 04/03/24	JPM	EUR	1,370	1,492,451	1,478,370	14,081	—
Expiring 04/03/24	JPM	EUR	1,365	1,493,455	1,472,974	20,481	—
Expiring 04/03/24	JPM	EUR	1,363	1,481,003	1,470,816	10,187	—
Expiring 04/03/24	JPM	EUR	684	742,401	738,106	4,295	—
Expiring 04/03/24	JPM	EUR	455	497,102	490,991	6,111	—
Expiring 04/03/24	JPM	EUR	265	289,754	285,962	3,792	—
Expiring 04/03/24	MSI	EUR	42,346	45,861,353	45,695,653	165,700	—
Expiring 04/03/24	MSI	EUR	15,101	16,354,610	16,295,520	59,090	—
Expiring 04/03/24	MSI	EUR	57	61,915	61,509	406	—
Expiring 04/03/24	MSI	EUR	57	62,397	61,509	888	—
Expiring 04/03/24	RBC	EUR	1,768	1,912,628	1,907,853	4,775	—
Expiring 04/03/24	RBC	EUR	455	494,090	490,991	3,099	—
Expiring 04/03/24	SSB	EUR	460	498,721	496,387	2,334	—
Expiring 04/03/24	SSB	EUR	460	498,877	496,387	2,490	—
Expiring 04/03/24	SSB	EUR	455	498,606	490,992	7,614	—
Expiring 04/03/24	TD	EUR	343	372,125	370,132	1,993	—
Expiring 04/03/24	TD	EUR	342	373,009	369,053	3,956	—
Expiring 04/03/24	UAG	EUR	682	746,275	735,947	10,328	—
Expiring 04/03/24	UAG	EUR	336	364,139	362,578	1,561	—
Expiring 04/11/24	JPM	EUR	20,908	22,728,959	22,568,546	160,413	—
Expiring 04/25/24	JPM	EUR	4,266	4,634,593	4,606,846	27,747	—
Expiring 05/08/24	DB	EUR	46,768	50,674,204	50,536,799	137,405	—
Expiring 05/08/24	DB	EUR	15,101	16,362,281	16,317,914	44,367	—
Expiring 05/08/24	GSI	EUR	918	994,890	991,977	2,913	—
Expiring 05/08/24	GSI	EUR	627	678,097	677,527	570	—
Expiring 05/08/24	JPM	EUR	28,465	30,768,077	30,759,024	9,053	—
Expiring 05/08/24	JPM	EUR	713	773,943	770,833	3,110	—
Expiring 05/08/24	JPM	EUR	323	352,053	348,594	3,459	—
Expiring 05/08/24	JPM	EUR	297	322,300	321,405	895	—
Expiring 05/08/24	JPM	EUR	292	313,653	315,113	—	(1,460)
Expiring 05/08/24	JPM	EUR	255	275,715	275,574	141	—
Expiring 05/08/24	JPM	EUR	115	124,277	124,267	10	—
Expiring 05/08/24	MSI	EUR	302	326,436	326,337	99	—
Expiring 05/08/24	RBC	EUR	918	994,993	991,977	3,016	—
Expiring 05/08/24	SSB	EUR	459	498,901	495,989	2,912	—
Expiring 05/09/24	JPM	EUR	12,152	13,302,592	13,131,709	170,883	—
Expiring 05/23/24	JPM	EUR	12,152	13,310,114	13,139,168	170,946	—
Expiring 06/12/24	JPM	EUR	575	629,801	621,811	7,990	—
Expiring 06/12/24	JPM	EUR	464	502,212	501,798	414	—
Expiring 06/12/24	JPM	EUR	450	493,922	487,236	6,686	—
Expiring 06/20/24	JPM	EUR	384	421,252	416,155	5,097	—
Expiring 06/20/24	JPM	EUR	280	307,728	303,356	4,372	—
Expiring 06/20/24	JPM	EUR	255	280,930	276,305	4,625	—
Expiring 06/20/24	JPM	EUR	242	265,000	261,822	3,178	—
Hong Kong Dollar,
Expiring 04/03/24	SSB	HKD	1,670	213,562	213,412	150	—
Expiring 04/12/24	SCS	HKD	2,045	263,266	261,408	1,858	—
Expiring 05/08/24	SSB	HKD	1,670	213,696	213,642	54	—
Expiring 05/09/24	SCS	HKD	2,020	259,750	258,425	1,325	—
Hungarian Forint,
Expiring 04/03/24	BARC	HUF	42,233	116,025	115,648	377	—
A53

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 04/03/24	DB	HUF	37,200	$101,431	$101,866	$—	$(435)
Expiring 04/03/24	DB	HUF	16,812	46,362	46,037	325	—
Expiring 04/03/24	UAG	HUF	37,200	101,405	101,866	—	(461)
Expiring 04/19/24	CITI	HUF	404,102	1,108,240	1,105,408	2,832	—
Expiring 04/19/24	CITI	HUF	396,977	1,094,003	1,085,919	8,084	—
Expiring 05/08/24	BARC	HUF	15,912	43,611	43,478	133	—
Expiring 06/20/24	JPM	HUF	96,981	263,000	264,454	—	(1,454)
Expiring 06/20/24	JPM	HUF	50,703	139,507	138,260	1,247	—
Expiring 06/20/24	JPM	HUF	45,878	125,906	125,104	802	—
Indian Rupee,
Expiring 04/03/24	CITI	INR	23,960	288,770	287,303	1,467	—
Expiring 04/03/24	CITI	INR	18,457	222,222	221,318	904	—
Expiring 04/03/24	CITI	INR	12,310	148,465	147,609	856	—
Expiring 04/03/24	DB	INR	162,137	1,944,697	1,944,180	517	—
Expiring 04/03/24	DB	INR	34,057	408,700	408,376	324	—
Expiring 04/03/24	DB	INR	6,153	74,079	73,780	299	—
Expiring 04/03/24	JPM	INR	27,750	333,373	332,749	624	—
Expiring 04/03/24	JPM	INR	25,375	303,726	304,271	—	(545)
Expiring 04/03/24	JPM	INR	17,770	213,505	213,080	425	—
Expiring 04/03/24	JPM	INR	14,911	178,457	178,797	—	(340)
Expiring 04/03/24	JPM	INR	11,140	133,365	133,579	—	(214)
Expiring 04/03/24	JPM	INR	10,464	125,235	125,474	—	(239)
Expiring 06/14/24	HSBC	INR	90,851	1,089,730	1,086,935	2,795	—
Expiring 06/20/24	JPM	INR	44,175	528,000	528,399	—	(399)
Expiring 06/20/24	JPM	INR	43,882	528,000	524,897	3,103	—
Expiring 06/20/24	JPM	INR	43,558	524,000	521,012	2,988	—
Expiring 06/20/24	JPM	INR	43,550	524,000	520,926	3,074	—
Indonesian Rupiah,
Expiring 04/03/24	JPM	IDR	19,208,068	1,225,473	1,210,044	15,429	—
Expiring 04/25/24	SCB	IDR	20,089,800	1,286,818	1,264,713	22,105	—
Expiring 05/08/24	BOA	IDR	19,208,068	1,212,860	1,208,764	4,096	—
Expiring 06/12/24	JPM	IDR	11,857,841	749,547	745,503	4,044	—
Expiring 06/12/24	JPM	IDR	10,054,935	647,027	632,155	14,872	—
Israeli Shekel,
Expiring 04/03/24	BARC	ILS	1,195	330,430	325,073	5,357	—
Expiring 04/03/24	BARC	ILS	480	132,725	130,573	2,152	—
Expiring 04/03/24	BNP	ILS	285	79,216	77,528	1,688	—
Expiring 04/03/24	GSI	ILS	225	61,825	61,206	619	—
Expiring 05/08/24	BARC	ILS	1,195	326,909	325,535	1,374	—
Expiring 05/08/24	BARC	ILS	515	140,886	140,294	592	—
Japanese Yen,
Expiring 04/03/24	BARC	JPY	148,200	996,182	979,890	16,292	—
Expiring 04/03/24	BARC	JPY	110,400	748,789	729,959	18,830	—
Expiring 04/03/24	BARC	JPY	74,100	502,593	489,944	12,649	—
Expiring 04/03/24	BARC	JPY	73,400	501,395	485,317	16,078	—
Expiring 04/03/24	BARC	JPY	30,700	205,344	202,987	2,357	—
Expiring 04/03/24	BARC	JPY	9,300	62,193	61,491	702	—
Expiring 04/03/24	BNP	JPY	1,019,154	6,738,603	6,738,587	16	—
Expiring 04/03/24	BNP	JPY	110,050	727,668	727,644	24	—
Expiring 04/03/24	BOA	JPY	110,400	754,001	729,959	24,042	—
Expiring 04/03/24	CITI	JPY	223,100	1,493,518	1,475,125	18,393	—
Expiring 04/03/24	DB	JPY	75,100	497,526	496,557	969	—
Expiring 04/03/24	GSI	JPY	184,100	1,257,313	1,217,259	40,054	—
Expiring 04/03/24	GSI	JPY	75,100	497,484	496,557	927	—
Expiring 04/03/24	GSI	JPY	74,100	498,218	489,945	8,273	—
A54

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/24	GSI	JPY	57,800	$388,880	$382,170	$6,710	$—
Expiring 04/03/24	JPM	JPY	111,800	752,648	739,215	13,433	—
Expiring 04/03/24	JPM	JPY	110,400	753,470	729,958	23,512	—
Expiring 04/03/24	JPM	JPY	74,100	503,176	489,945	13,231	—
Expiring 04/03/24	JPM	JPY	35,800	239,120	236,708	2,412	—
Expiring 04/03/24	MSI	JPY	1,565,965	10,448,083	10,354,070	94,013	—
Expiring 04/03/24	MSI	JPY	293,100	1,994,434	1,937,961	56,473	—
Expiring 04/03/24	MSI	JPY	149,700	998,353	989,807	8,546	—
Expiring 04/03/24	MSI	JPY	112,600	749,176	744,505	4,671	—
Expiring 04/03/24	MSI	JPY	46,700	316,753	308,778	7,975	—
Expiring 04/03/24	RBC	JPY	110,700	734,287	731,943	2,344	—
Expiring 04/03/24	SSB	JPY	222,600	1,508,700	1,471,818	36,882	—
Expiring 04/04/24	TD	JPY	341,600	2,436,192	2,258,985	177,207	—
Expiring 04/15/24	CA	JPY	404,950	2,832,286	2,682,220	150,066	—
Expiring 04/22/24	CBA	JPY	624,450	4,268,912	4,140,333	128,579	—
Expiring 05/07/24	BNP	JPY	712,800	4,902,537	4,737,397	165,140	—
Expiring 05/07/24	JPM	JPY	2,243,806	15,238,342	14,912,741	325,601	—
Expiring 05/08/24	BARC	JPY	18,800	124,936	124,969	—	(33)
Expiring 05/08/24	BNP	JPY	1,526,565	10,147,493	10,147,523	—	(30)
Expiring 05/08/24	BNP	JPY	43,800	291,266	291,151	115	—
Expiring 05/08/24	GSI	JPY	18,800	124,930	124,969	—	(39)
Expiring 05/08/24	MSI	JPY	150,400	999,006	999,753	—	(747)
Expiring 05/16/24	BOA	JPY	1,807,816	12,230,822	12,033,179	197,643	—
Expiring 05/16/24	DB	JPY	105,358	700,432	701,284	—	(852)
Expiring 05/16/24	UAG	JPY	317,863	2,117,040	2,115,757	1,283	—
Expiring 06/20/24	JPM	JPY	38,535	262,000	257,818	4,182	—
Expiring 06/20/24	JPM	JPY	38,526	262,000	257,763	4,237	—
Expiring 06/20/24	JPM	JPY	38,517	262,000	257,698	4,302	—
Expiring 06/20/24	JPM	JPY	38,457	264,000	257,299	6,701	—
Expiring 06/20/24	JPM	JPY	19,116	132,000	127,897	4,103	—
Malaysian Ringgit,
Expiring 04/03/24	BNP	MYR	4,119	866,848	864,714	2,134	—
Expiring 05/08/24	DB	MYR	4,119	873,169	864,489	8,680	—
Mexican Peso,
Expiring 04/03/24	BARC	MXN	3,880	228,564	233,174	—	(4,610)
Expiring 04/03/24	BNP	MXN	14,990	895,337	900,845	—	(5,508)
Expiring 04/03/24	BNP	MXN	8,390	497,327	504,209	—	(6,882)
Expiring 04/03/24	BNP	MXN	8,390	498,195	504,209	—	(6,014)
Expiring 04/03/24	BNP	MXN	8,320	496,480	500,002	—	(3,522)
Expiring 04/03/24	BNP	MXN	7,630	444,867	458,536	—	(13,669)
Expiring 04/03/24	BNP	MXN	2,100	124,505	126,203	—	(1,698)
Expiring 04/03/24	BOA	MXN	8,390	492,738	504,209	—	(11,471)
Expiring 04/03/24	GSI	MXN	8,390	498,278	504,209	—	(5,931)
Expiring 04/03/24	GSI	MXN	8,320	497,132	500,002	—	(2,870)
Expiring 04/03/24	GSI	MXN	6,740	398,104	405,049	—	(6,945)
Expiring 04/03/24	GSI	MXN	2,100	125,619	126,202	—	(583)
Expiring 04/03/24	GSI	MXN	2,100	125,619	126,202	—	(583)
Expiring 04/03/24	GSI	MXN	2,100	125,649	126,202	—	(553)
Expiring 04/03/24	JPM	MXN	15,100	885,792	907,456	—	(21,664)
Expiring 04/03/24	JPM	MXN	14,950	892,086	898,441	—	(6,355)
Expiring 04/03/24	JPM	MXN	12,450	742,367	748,200	—	(5,833)
Expiring 04/03/24	JPM	MXN	8,470	493,988	509,016	—	(15,028)
Expiring 04/03/24	JPM	MXN	1,700	100,618	102,164	—	(1,546)
Expiring 04/03/24	JPM	MXN	1,050	62,042	63,101	—	(1,059)
Expiring 04/03/24	MSI	MXN	8,390	496,875	504,209	—	(7,334)
A55

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/03/24	MSI	MXN	4,190	$248,657	$251,804	$—	$(3,147)
Expiring 04/03/24	MSI	MXN	4,000	238,009	240,386	—	(2,377)
Expiring 04/03/24	RBC	MXN	8,360	493,877	502,406	—	(8,529)
Expiring 04/03/24	UAG	MXN	34,133	1,987,915	2,051,271	—	(63,356)
Expiring 04/03/24	UAG	MXN	26,532	1,545,231	1,594,478	—	(49,247)
Expiring 05/08/24	BNP	MXN	6,230	373,500	372,368	1,132	—
Expiring 05/08/24	BNP	MXN	6,230	373,306	372,367	939	—
Expiring 05/08/24	DB	MXN	1,790	107,162	106,988	174	—
Expiring 05/08/24	JPM	MXN	16,630	991,166	993,977	—	(2,811)
Expiring 05/08/24	UAG	MXN	45,013	2,686,662	2,690,433	—	(3,771)
Expiring 05/08/24	UAG	MXN	36,892	2,201,949	2,205,040	—	(3,091)
Expiring 05/23/24	JPM	MXN	37,681	2,225,272	2,246,433	—	(21,161)
Expiring 06/20/24	JPM	MXN	9,350	549,991	555,071	—	(5,080)
New Taiwanese Dollar,
Expiring 04/03/24	BOA	TWD	6,230	195,237	194,633	604	—
Expiring 04/03/24	JPM	TWD	27,155	860,234	848,353	11,881	—
Expiring 05/24/24	HSBC	TWD	33,173	1,067,639	1,038,682	28,957	—
New Zealand Dollar,
Expiring 04/03/24	BNP	NZD	5,617	3,369,246	3,355,881	13,365	—
Expiring 04/03/24	BNP	NZD	495	301,529	295,739	5,790	—
Expiring 04/03/24	CITI	NZD	610	376,624	364,445	12,179	—
Expiring 04/03/24	JPM	NZD	810	493,176	483,935	9,241	—
Expiring 04/03/24	JPM	NZD	205	124,735	122,478	2,257	—
Expiring 04/03/24	MSI	NZD	5,032	3,069,017	3,006,373	62,644	—
Expiring 04/03/24	MSI	NZD	4,451	2,714,665	2,659,254	55,411	—
Expiring 04/03/24	MSI	NZD	2,455	1,495,363	1,466,742	28,621	—
Expiring 04/03/24	MSI	NZD	610	375,178	364,445	10,733	—
Expiring 04/03/24	MSI	NZD	205	123,146	122,477	669	—
Expiring 04/03/24	MSI	NZD	100	60,929	59,745	1,184	—
Expiring 04/03/24	SSB	NZD	100	60,873	59,745	1,128	—
Expiring 04/03/24	SSB	NZD	100	60,908	59,745	1,163	—
Expiring 05/08/24	BNP	NZD	5,032	3,018,471	3,006,521	11,950	—
Expiring 05/08/24	BNP	NZD	1,660	997,552	991,817	5,735	—
Expiring 05/08/24	JPM	NZD	205	123,207	122,483	724	—
Expiring 05/08/24	MSI	NZD	1,000	600,308	597,480	2,828	—
Expiring 06/20/24	JPM	NZD	643	396,203	384,322	11,881	—
Expiring 06/20/24	JPM	NZD	438	263,000	261,707	1,293	—
Expiring 06/20/24	JPM	NZD	431	264,481	257,254	7,227	—
Expiring 06/20/24	JPM	NZD	430	262,000	256,891	5,109	—
Expiring 06/20/24	JPM	NZD	214	132,000	127,956	4,044	—
Norwegian Krone,
Expiring 04/03/24	BARC	NOK	5,260	498,155	484,580	13,575	—
Expiring 04/03/24	GSI	NOK	7,820	742,739	720,422	22,317	—
Expiring 04/03/24	GSI	NOK	7,820	742,922	720,421	22,501	—
Expiring 04/03/24	GSI	NOK	7,780	752,035	716,737	35,298	—
Expiring 04/03/24	GSI	NOK	5,180	498,130	477,211	20,919	—
Expiring 04/03/24	GSI	NOK	5,180	499,793	477,211	22,582	—
Expiring 04/03/24	JPM	NOK	2,630	250,096	242,290	7,806	—
Expiring 04/03/24	JPM	NOK	2,600	249,539	239,526	10,013	—
Expiring 04/03/24	JPM	NOK	650	61,422	59,882	1,540	—
Expiring 04/03/24	SSB	NOK	5,250	500,038	483,659	16,379	—
Expiring 04/03/24	TD	NOK	37,156	3,448,353	3,423,015	25,338	—
Expiring 04/03/24	TD	NOK	21,134	1,996,340	1,946,981	49,359	—
Expiring 05/08/24	GSI	NOK	10,720	990,333	988,427	1,906	—
Expiring 05/08/24	JPM	NOK	10,660	992,974	982,896	10,078	—
A56

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 05/08/24	TD	NOK	8,234	$764,855	$759,208	$5,647	$—
Expiring 06/20/24	JPM	NOK	10,408	991,522	960,587	30,935	—
Expiring 06/20/24	JPM	NOK	9,732	935,213	898,179	37,034	—
Expiring 06/20/24	JPM	NOK	2,840	272,050	262,109	9,941	—
Expiring 06/20/24	JPM	NOK	2,799	267,214	258,332	8,882	—
Peruvian Nuevo Sol,
Expiring 04/03/24	BOA	PEN	565	153,050	151,869	1,181	—
Expiring 04/03/24	CITI	PEN	681	179,347	183,049	—	(3,702)
Expiring 04/03/24	CITI	PEN	230	61,748	61,823	—	(75)
Expiring 05/08/24	CITI	PEN	1,246	334,299	334,687	—	(388)
Expiring 05/15/24	JPM	PEN	201	52,368	53,945	—	(1,577)
Expiring 05/16/24	BOA	PEN	4,986	1,351,965	1,339,064	12,901	—
Expiring 05/16/24	CITI	PEN	3,982	1,080,894	1,069,448	11,446	—
Philippine Peso,
Expiring 04/03/24	JPM	PHP	1,800	32,081	32,033	48	—
Expiring 05/08/24	BOA	PHP	1,800	31,977	32,021	—	(44)
Polish Zloty,
Expiring 04/03/24	BARC	PLN	2,875	720,998	719,747	1,251	—
Expiring 04/03/24	BARC	PLN	1,624	407,270	406,563	707	—
Expiring 04/03/24	BARC	PLN	276	69,260	69,096	164	—
Expiring 04/03/24	MSI	PLN	485	123,676	121,418	2,258	—
Expiring 04/19/24	BNP	PLN	4,242	1,064,195	1,061,815	2,380	—
Expiring 04/19/24	JPM	PLN	4,335	1,097,095	1,085,177	11,918	—
Expiring 05/08/24	BARC	PLN	210	52,679	52,556	123	—
Expiring 05/08/24	MSI	PLN	495	124,037	123,881	156	—
Expiring 06/03/24	JPM	PLN	1,364	344,044	341,152	2,892	—
Expiring 06/20/24	JPM	PLN	1,036	264,000	259,039	4,961	—
Romanian Leu,
Expiring 04/03/24	BARC	RON	177	38,517	38,421	96	—
Expiring 04/03/24	BNP	RON	343	74,635	74,453	182	—
Expiring 04/03/24	MSI	RON	469	102,076	101,803	273	—
Expiring 04/03/24	SSB	RON	236	51,341	51,227	114	—
Expiring 04/03/24	UAG	RON	230	50,126	49,925	201	—
Expiring 05/08/24	BARC	RON	177	38,572	38,396	176	—
Expiring 05/08/24	BNP	RON	343	74,733	74,405	328	—
Expiring 05/08/24	MSI	RON	469	102,176	101,738	438	—
Expiring 05/08/24	SSB	RON	236	51,399	51,195	204	—
Singapore Dollar,
Expiring 04/03/24	JPM	SGD	590	438,841	437,077	1,764	—
Expiring 04/03/24	JPM	SGD	367	272,974	271,877	1,097	—
Expiring 04/03/24	JPM	SGD	275	204,313	203,722	591	—
Expiring 04/03/24	MSI	SGD	175	131,405	129,642	1,763	—
Expiring 04/03/24	MSI	SGD	115	85,594	85,193	401	—
Expiring 04/03/24	MSI	SGD	100	74,468	74,081	387	—
Expiring 04/03/24	MSI	SGD	85	63,590	62,969	621	—
Expiring 04/03/24	SCS	SGD	175	130,397	129,642	755	—
Expiring 04/08/24	JPM	SGD	232	172,712	171,848	864	—
Expiring 05/08/24	JPM	SGD	1,065	792,809	790,218	2,591	—
Expiring 05/08/24	JPM	SGD	617	459,308	457,807	1,501	—
Expiring 05/08/24	SCS	SGD	85	63,342	63,069	273	—
Expiring 05/17/24	HSBC	SGD	1,480	1,100,095	1,098,272	1,823	—
Expiring 05/17/24	UAG	SGD	1,424	1,071,026	1,056,882	14,144	—
Expiring 06/20/24	JPM	SGD	608	458,782	452,301	6,481	—
Expiring 06/20/24	JPM	SGD	500	375,236	371,470	3,766	—
Expiring 06/20/24	JPM	SGD	350	263,000	260,053	2,947	—
A57

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 04/03/24	BARC	ZAR	2,380	$124,303	$125,602	$—	$(1,299)
Expiring 04/03/24	BNP	ZAR	8,450	441,800	445,940	—	(4,140)
Expiring 04/03/24	BOA	ZAR	1,580	83,193	83,383	—	(190)
Expiring 04/03/24	DB	ZAR	6,000	320,790	316,645	4,145	—
Expiring 04/03/24	DB	ZAR	2,330	124,632	122,963	1,669	—
Expiring 04/03/24	GSI	ZAR	16,910	891,525	892,410	—	(885)
Expiring 04/03/24	GSI	ZAR	8,500	445,458	448,580	—	(3,122)
Expiring 04/03/24	GSI	ZAR	5,390	283,976	284,453	—	(477)
Expiring 04/03/24	GSI	ZAR	4,200	224,754	221,651	3,103	—
Expiring 04/03/24	GSI	ZAR	1,580	83,195	83,383	—	(188)
Expiring 04/19/24	BOA	ZAR	21,668	1,121,682	1,142,092	—	(20,410)
Expiring 04/19/24	BOA	ZAR	19,794	1,041,332	1,043,340	—	(2,008)
Expiring 05/08/24	BARC	ZAR	4,670	244,187	245,771	—	(1,584)
Expiring 05/08/24	MSI	ZAR	11,727	618,545	617,163	1,382	—
Expiring 06/20/24	JPM	ZAR	5,527	295,787	289,806	5,981	—
Expiring 06/20/24	JPM	ZAR	4,380	231,125	229,670	1,455	—
South Korean Won,
Expiring 04/03/24	BARC	KRW	662,050	500,113	490,836	9,277	—
Expiring 04/03/24	BNP	KRW	1,176,290	899,069	872,087	26,982	—
Expiring 04/03/24	BOA	KRW	992,170	752,785	735,583	17,202	—
Expiring 04/03/24	CITI	KRW	3,167,648	2,382,371	2,348,456	33,915	—
Expiring 04/03/24	CITI	KRW	2,464,919	1,825,190	1,827,461	—	(2,271)
Expiring 04/03/24	CITI	KRW	992,170	755,479	735,583	19,896	—
Expiring 04/03/24	CITI	KRW	662,510	504,002	491,177	12,825	—
Expiring 04/03/24	CITI	KRW	661,450	503,463	490,391	13,072	—
Expiring 04/03/24	CITI	KRW	653,880	499,031	484,779	14,252	—
Expiring 04/03/24	CITI	KRW	274,580	204,727	203,570	1,157	—
Expiring 04/03/24	CITI	KRW	267,040	200,776	197,980	2,796	—
Expiring 04/03/24	JPM	KRW	661,450	503,770	490,391	13,379	—
Expiring 04/03/24	JPM	KRW	201,100	152,677	149,093	3,584	—
Expiring 04/03/24	MSI	KRW	232,810	177,575	172,603	4,972	—
Expiring 04/18/24	BOA	KRW	14,768,666	11,317,044	10,953,885	363,159	—
Expiring 04/18/24	BOA	KRW	1,562,486	1,189,405	1,158,892	30,513	—
Expiring 04/18/24	BOA	KRW	1,515,655	1,140,725	1,124,158	16,567	—
Expiring 04/18/24	BOA	KRW	891,695	668,437	661,368	7,069	—
Expiring 04/18/24	CITI	KRW	1,471,916	1,102,294	1,091,716	10,578	—
Expiring 05/08/24	CITI	KRW	3,167,648	2,349,678	2,352,324	—	(2,646)
Expiring 06/12/24	JPM	KRW	149,928	113,083	111,552	1,531	—
Expiring 06/20/24	JPM	KRW	352,052	263,000	262,009	991	—
Expiring 06/20/24	JPM	KRW	345,856	264,000	257,398	6,602	—
Expiring 06/20/24	JPM	KRW	173,263	132,000	128,948	3,052	—
Swedish Krona,
Expiring 04/03/24	BARC	SEK	38,648	3,738,679	3,611,475	127,204	—
Expiring 04/03/24	BARC	SEK	3,774	365,084	352,662	12,422	—
Expiring 04/03/24	BARC	SEK	2,590	245,482	242,024	3,458	—
Expiring 04/03/24	BNP	SEK	7,785	744,675	727,472	17,203	—
Expiring 04/03/24	DB	SEK	3,850	372,781	359,765	13,016	—
Expiring 04/03/24	GSI	SEK	5,090	500,408	475,637	24,771	—
Expiring 04/03/24	GSI	SEK	1,910	186,840	178,480	8,360	—
Expiring 04/03/24	JPM	SEK	23,020	2,217,845	2,151,112	66,733	—
Expiring 04/03/24	JPM	SEK	7,700	746,767	719,530	27,237	—
Expiring 04/03/24	JPM	SEK	5,110	500,208	477,505	22,703	—
Expiring 04/03/24	JPM	SEK	5,110	500,953	477,506	23,447	—
Expiring 04/03/24	JPM	SEK	1,430	140,563	133,627	6,936	—
Expiring 04/03/24	JPM	SEK	640	61,804	59,805	1,999	—
A58

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/03/24	MSI	SEK	1,300	$123,509	$121,479	$2,030	$—
Expiring 04/03/24	SG	SEK	5,110	499,315	477,506	21,809	—
Expiring 04/30/24	DB	SEK	10,486	996,558	980,871	15,687	—
Expiring 05/08/24	BNP	SEK	1,310	123,649	122,585	1,064	—
Expiring 05/08/24	BNP	SEK	1,310	123,741	122,585	1,156	—
Expiring 05/08/24	CITI	SEK	2,870	268,798	268,563	235	—
Expiring 05/08/24	JPM	SEK	5,260	499,055	492,211	6,844	—
Expiring 05/08/24	TD	SEK	3,774	356,676	353,156	3,520	—
Expiring 05/08/24	TD	SEK	2,523	238,445	236,092	2,353	—
Expiring 06/20/24	JPM	SEK	5,691	555,168	533,502	21,666	—
Expiring 06/20/24	JPM	SEK	3,151	307,116	295,366	11,750	—
Expiring 06/20/24	JPM	SEK	3,148	308,622	295,067	13,555	—
Swiss Franc,
Expiring 04/03/24	BNP	CHF	1,340	1,489,235	1,486,814	2,421	—
Expiring 04/03/24	BNP	CHF	875	1,001,056	970,867	30,189	—
Expiring 04/03/24	BNP	CHF	645	732,185	716,142	16,043	—
Expiring 04/03/24	BNP	CHF	55	62,146	61,026	1,120	—
Expiring 04/03/24	BNP	CHF	15	16,512	16,169	343	—
Expiring 04/03/24	GSI	CHF	1,315	1,503,663	1,459,075	44,588	—
Expiring 04/03/24	GSI	CHF	55	62,497	61,026	1,471	—
Expiring 04/03/24	JPM	CHF	1,315	1,507,639	1,459,075	48,564	—
Expiring 04/03/24	JPM	CHF	875	1,002,704	970,867	31,837	—
Expiring 04/03/24	JPM	CHF	440	502,451	488,208	14,243	—
Expiring 04/03/24	JPM	CHF	110	125,050	122,052	2,998	—
Expiring 04/03/24	MSI	CHF	110	124,262	122,052	2,210	—
Expiring 04/03/24	SSB	CHF	55	62,183	61,026	1,157	—
Expiring 04/03/24	TD	CHF	55	62,191	61,026	1,165	—
Expiring 04/03/24	UAG	CHF	3,502	3,992,917	3,885,688	107,229	—
Expiring 04/03/24	UAG	CHF	1,085	1,237,097	1,203,875	33,222	—
Expiring 04/03/24	UAG	CHF	665	743,204	737,859	5,345	—
Expiring 05/08/24	BARC	CHF	1,542	1,708,405	1,717,473	—	(9,068)
Expiring 05/08/24	BARC	CHF	1,085	1,202,088	1,208,469	—	(6,381)
Expiring 05/08/24	BNP	CHF	900	1,001,810	1,002,417	—	(607)
Expiring 05/08/24	BNP	CHF	110	122,070	122,517	—	(447)
Expiring 05/08/24	GSI	CHF	675	752,279	751,812	467	—
Expiring 05/08/24	GSI	CHF	115	128,166	128,086	80	—
Expiring 05/08/24	MSI	CHF	225	249,443	250,604	—	(1,161)
Expiring 05/08/24	MSI	CHF	115	127,550	128,087	—	(537)
Expiring 05/08/24	MSI	CHF	115	128,165	128,087	78	—
Expiring 05/08/24	MSI	CHF	110	121,875	122,518	—	(643)
Expiring 05/23/24	JPM	CHF	751	862,303	838,218	24,085	—
Expiring 06/20/24	JPM	CHF	2,254	2,579,628	2,522,443	57,185	—
Expiring 06/20/24	JPM	CHF	831	924,977	930,076	—	(5,099)
Expiring 06/20/24	JPM	CHF	421	482,139	471,341	10,798	—
Expiring 06/20/24	JPM	CHF	277	318,357	309,454	8,903	—
Expiring 06/20/24	JPM	CHF	268	307,116	299,597	7,519	—
Thai Baht,
Expiring 04/03/24	BARC	THB	37,341	1,038,664	1,023,933	14,731	—
Expiring 04/03/24	BARC	THB	24,948	693,945	684,103	9,842	—
Expiring 04/03/24	UAG	THB	4,440	124,266	121,750	2,516	—
Expiring 05/08/24	BARC	THB	21,061	581,218	579,123	2,095	—
Expiring 05/08/24	BARC	THB	19,138	528,149	526,245	1,904	—
Expiring 06/20/24	JPM	THB	4,475	127,210	123,499	3,711	—
A59

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 06/20/24	JPM	TRY	2,543	$70,120	$71,376	$—	$(1,256)
				$700,686,527	$694,991,291	6,181,818	(486,582)
						$6,523,586	$(3,425,531)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/20/24	Buy	EUR	481	JPY	78,494	$—	$(4,453)	JPM
06/20/24	Buy	EUR	486	SEK	5,570	3,894	—	JPM
06/20/24	Buy	NZD	431	AUD	399	—	(2,990)	JPM
06/20/24	Buy	NZD	431	AUD	399	—	(2,884)	JPM
06/20/24	Buy	SEK	5,461	EUR	481	—	(8,694)	JPM
						$3,894	$(19,021)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
BASF SE	06/20/29	1.000%(Q)	EUR 154	$(4,836)	$(5,201)	$(365)
Continental AG	06/20/29	1.000%(Q)	EUR 421	(4,327)	(4,693)	(366)
Next PLC	06/20/29	1.000%(Q)	EUR 128	(3,056)	(3,281)	(225)
			$(12,219)	$(13,175)	$(956)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alstom SA	06/20/29	1.000%(Q)	EUR	399	1.775%	$(17,104)	$(15,452)	$1,652
Glencore Finance Europe Ltd.	12/20/28	5.000%(Q)	EUR	305	1.084%	51,778	56,822	5,044
Stellantis NV	12/20/28	5.000%(Q)	EUR	292	0.910%	52,887	56,966	4,079
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	125	0.212%	89	290	201
						$87,650	$98,626	$10,976

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx Australia Series 41.V1	06/20/29	1.000%(Q)	1,220	$(19,803)	$(20,514)	$(711)

A60

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)		6,664	0.463%	$125,062	$154,345	$29,283
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)		1,220	0.513%	26,814	27,965	1,151
iTraxx Europe Series 40.V1	12/20/28	1.000%(Q)	EUR	2,902	0.508%	54,536	68,828	14,292
						$206,412	$251,138	$44,726

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	80	*	$(10,178)	$(5,716)	$(4,462)	DB
CMBX.NA.16.AAA	04/17/65	0.500%(M)	1,200	*	(16,041)	(22,295)	6,254	BOA
CMBX.NA.17.BBB	12/15/56	3.000%(M)	700	*	(81,331)	(97,104)	15,773	MSI
					$(107,550)	$(125,115)	$17,565
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A61

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	3,697	12/15/28	2.060%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$4,050	$5,766	$1,716
EUR	3,697	12/15/33	2.170%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(2,719)	(3,729)	(1,010)
	2,271	12/15/28	2.300%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	538	(15,076)	(15,614)
	2,271	12/15/33	2.430%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(517)	18,228	18,745
					$1,352	$5,189	$3,837

Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	1,204	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$15,644	$—	$15,644	MSI
EUR	1,204	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	15,774	—	15,774	MSI
EUR	1,195	02/15/28	2.478%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	20,348	—	20,348	JPM
EUR	1,204	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(22,386)	—	(22,386)	MSI
EUR	1,204	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(24,330)	—	(24,330)	MSI
EUR	1,195	02/15/33	2.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(30,987)	—	(30,987)	JPM
	520	09/15/28	2.595%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,959	—	1,959	JPM
	265	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,121	—	1,121	CITI
	675	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,856	—	2,856	JPM
	635	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,981	—	2,981	CITI
	520	09/15/33	2.630%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(3,352)	—	(3,352)	JPM
	675	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(4,425)	—	(4,425)	JPM
	265	09/15/33	2.635%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(1,825)	—	(1,825)	CITI
	635	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(5,214)	—	(5,214)	CITI
					$(31,836)	$—	$(31,836)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	24,240	02/21/26	3.750%(Q)	3 Month BBSW(2)(Q)/ 4.344%	$(6,338)	$6,081	$12,419
AUD	25,040	02/28/26	3.750%(Q)	3 Month BBSW(1)(Q)/ 4.344%	16,659	(7,210)	(23,869)
AUD	27,390	06/19/26	4.000%(Q)	3 Month BBSW(1)(Q)/ 4.344%	(49,733)	(56,521)	(6,788)
A62

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	360	06/29/26	3.750%(Q)	3 Month BBSW(2)(Q)/ 4.344%	$(857)	$(324)	$533
AUD	2,365	03/20/27	3.940%(Q)	3 Month BBSW(1)(Q)/ 4.344%	(122)	(4,764)	(4,642)
AUD	3,460	06/19/29	4.250%(S)	6 Month BBSW(2)(S)/ 4.499%	24,105	29,145	5,040
AUD	1,608	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.344%	(1,523)	655	2,178
AUD	1,021	09/18/29	3.969%(S)	6 Month BBSW(2)(S)/ 4.499%	(1,229)	628	1,857
AUD	3,730	06/19/34	4.500%(S)	6 Month BBSW(2)(S)/ 4.499%	40,789	55,883	15,094
AUD	514	09/18/34	4.250%(S)	6 Month BBSW(2)(S)/ 4.499%	(1,238)	755	1,993
AUD	1,233	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.499%	(1,393)	1,095	2,488
BRL	4,270	01/02/25	11.488%(T)	1 Day BROIS(2)(T)/ 0.040%	62,190	(6,655)	(68,845)
BRL	3,160	01/02/25	12.060%(T)	1 Day BROIS(2)(T)/ 0.040%	51,106	(247)	(51,353)
BRL	1,750	01/02/25	12.064%(T)	1 Day BROIS(2)(T)/ 0.040%	28,190	2,970	(25,220)
BRL	319	01/02/25	12.713%(T)	1 Day BROIS(1)(T)/ 0.040%	—	(1,074)	(1,074)
BRL	2,050	01/02/25	13.300%(T)	1 Day BROIS(1)(T)/ 0.040%	(43,391)	(10,528)	32,863
BRL	9,950	01/02/26	9.750%(T)	1 Day BROIS(2)(T)/ 0.040%	(545)	(8,648)	(8,103)
BRL	7,040	01/02/26	10.850%(T)	1 Day BROIS(2)(T)/ 0.040%	6,066	4,165	(1,901)
BRL	12,752	01/04/27	8.495%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(217,608)	(217,608)
BRL	1,640	01/04/27	10.286%(T)	1 Day BROIS(1)(T)/ 0.040%	—	941	941
BRL	13,005	01/04/27	11.230%(T)	1 Day BROIS(1)(T)/ 0.040%	14,899	(12,069)	(26,968)
BRL	185	01/04/27	13.030%(T)	1 Day BROIS(1)(T)/ 0.040%	—	(2,116)	(2,116)
BRL	1,434	01/02/29	10.247%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(3,438)	(3,438)
BRL	4,300	01/02/29	10.250%(T)	1 Day BROIS(1)(T)/ 0.040%	(3,207)	7,345	10,552
BRL	1,348	01/02/29	10.265%(T)	1 Day BROIS(2)(T)/ 0.040%	—	3,597	3,597
BRL	1,360	01/02/29	11.500%(T)	1 Day BROIS(1)(T)/ 0.040%	(1,507)	(7,185)	(5,678)
CAD	17,090	02/21/26	3.750%(S)	1 Day CORRA(1)(S)/ 5.050%	(2,242)	1,882	4,124
CAD	30,840	06/19/26	4.250%(S)	1 Day CORRA(2)(S)/ 5.050%	124,096	114,385	(9,711)
CAD	2,552	06/28/26	4.000%(S)	1 Day CORRA(1)(S)/ 5.050%	2,015	(1,356)	(3,371)
CAD	4,560	06/19/29	3.500%(S)	1 Day CORRA(1)(S)/ 5.050%	(28,649)	(9,585)	19,064
CAD	1,435	09/16/29	3.000%(S)	1 Day CORRA(1)(S)/ 5.050%	3,001	905	(2,096)
CAD	1,889	09/18/29	3.313%(S)	1 Day CORRA(1)(S)/ 5.050%	6,404	2,252	(4,152)
CAD	705	03/20/34	3.560%(S)	1 Day CORRA(1)(S)/ 5.050%	(134)	(3,747)	(3,613)
CAD	2,340	06/19/34	3.500%(S)	1 Day CORRA(2)(S)/ 5.050%	23,183	10,220	(12,963)
CAD	448	09/18/34	3.344%(S)	1 Day CORRA(1)(S)/ 5.050%	3,020	1,350	(1,670)
CAD	1,055	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 5.050%	(2,697)	(1,167)	1,530
CHF	53,500	06/19/26	1.000%(A)	3 Month SARON(1)(A)/ 1.500%	25,689	(731)	(26,420)
CHF	4,520	06/19/29	1.250%(A)	3 Month SARON(1)(A)/ 1.500%	(49,564)	(54,246)	(4,682)
CHF	1,760	06/19/34	1.250%(A)	3 Month SARON(2)(A)/ 1.500%	8,802	19,353	10,551
CLP	312,874	06/21/34	5.106%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	824	824
CNH	59,220	06/19/26	2.000%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	11,570	8,548	(3,022)
CNH	144,860	06/19/29	2.000%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	(119,210)	(109,831)	9,379
CNH	163,651	06/20/29	2.130%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	7,749	13,296	5,547
CNH	7,754	06/20/29	2.286%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	3,577	8,431	4,854
EUR	114,000	06/12/24	3.883%(T)	1 Day EuroSTR(2)(T)/ 3.899%	—	1,432	1,432
EUR	560	09/23/24	1.750%(A)	3 Month EURIBOR(1)(Q)/ 3.892%	(1,022)	1,398	2,420
EUR	11,550	02/17/26	2.250%(T)	1 Day EuroSTR(2)(T)/ 3.899%	(2,828)	(32,482)	(29,654)
EUR	12,320	03/19/26	2.820%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(5,896)	(3,780)	2,116
EUR	6,510	06/19/26	3.000%(A)	1 Day EuroSTR(2)(A)/ 3.899%	36,707	33,433	(3,274)
EUR	1,960	06/19/26	3.250%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(8,348)	(11,282)	(2,934)
EUR	1,097	06/28/26	3.000%(A)	6 Month EURIBOR(1)(S)/ 3.851%	615	(1,153)	(1,768)
EUR	3,350	06/19/27	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	13,918	23,678	9,760
EUR	10,820	10/20/27	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	114,211	131,019	16,808
EUR	7,710	04/22/28	2.673%(A)	1 Day EuroSTR(2)(A)/ 3.899%	27,326	103,484	76,158
EUR	7,710	04/22/28	2.852%(A)	3 Month EURIBOR(1)(Q)/ 3.892%	(23,610)	(109,026)	(85,416)
EUR	190	06/19/28	3.000%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(1,807)	(2,623)	(816)
EUR	7,840	04/12/29	2.470%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(2,950)	25,605	28,555
EUR	1,025	06/17/29	2.438%(A)	6 Month EURIBOR(2)(S)/ 3.851%	301	3,284	2,983
EUR	620	06/19/29	3.000%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(9,012)	(12,528)	(3,516)
EUR	626	09/18/29	2.531%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(1,221)	456	1,677
EUR	240	06/19/31	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	5,573	7,433	1,860
EUR	90	06/19/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	2,619	3,505	886
A63

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	13,530	11/10/33	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	$281,702	$321,756	$40,054
EUR	15,480	01/19/34	2.370%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(13,756)	99,577	113,333
EUR	15,480	01/19/34	2.535%(A)	6 Month EURIBOR(1)(S)/ 3.851%	15,216	(123,184)	(138,400)
EUR	3,028	03/21/34	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(1,647)	(30,604)	(28,957)
EUR	7,220	06/19/34	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	271,938	303,106	31,168
EUR	1,520	06/19/34	3.000%(A)	1 Day EuroSTR(2)(A)/ 3.899%	77,974	86,559	8,585
EUR	295	09/18/34	2.563%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(487)	1,177	1,664
EUR	60	06/19/36	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	2,104	2,824	720
EUR	12,830	08/10/37	2.152%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(359,954)	(261,335)	98,619
EUR	6,590	01/25/39	3.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	21,880	86,707	64,827
EUR	300	06/19/39	3.000%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(12,066)	(16,611)	(4,545)
EUR	32,840	08/11/42	1.452%(A)	6 Month EURIBOR(1)(S)/ 3.851%	1,183,028	1,168,685	(14,343)
EUR	15,730	01/25/44	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(17,865)	(113,674)	(95,809)
EUR	19,230	08/12/47	1.051%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(561,719)	(551,274)	10,445
EUR	9,370	01/25/49	2.000%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(1,791)	45,227	47,018
EUR	470	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(651)	(11,387)	(10,736)
EUR	3,220	05/17/53	2.000%(A)	6 Month EURIBOR(1)(S)/ 3.851%	54,027	(2,688)	(56,715)
EUR	7,270	11/10/53	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(306,387)	(372,113)	(65,726)
EUR	1,065	03/16/54	2.090%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(3,750)	(16,012)	(12,262)
EUR	3,000	06/19/54	2.750%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(235,952)	(299,711)	(63,759)
GBP	1,570	06/19/25	4.500%(A)	1 Day SONIA(2)(A)/ 5.191%	(3,890)	(2,189)	1,701
GBP	1,580	06/19/26	4.250%(A)	1 Day SONIA(2)(A)/ 5.191%	(4,856)	1,417	6,273
GBP	1,420	06/19/27	4.000%(A)	1 Day SONIA(2)(A)/ 5.191%	(4,570)	1,452	6,022
GBP	865	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 5.191%	44	(3,939)	(3,983)
GBP	1,270	06/19/29	3.750%(A)	1 Day SONIA(2)(A)/ 5.191%	(4,907)	2,324	7,231
GBP	1,133	06/19/29	3.813%(A)	1 Day SONIA(1)(A)/ 5.191%	(584)	(6,014)	(5,430)
GBP	830	06/17/30	0.308%(A)	1 Day SONIA(2)(A)/ 5.191%	(20,047)	(234,794)	(214,747)
GBP	800	01/27/31	1.000%(A)	1 Day SONIA(2)(A)/ 5.191%	8,180	(100,230)	(108,410)
GBP	310	06/19/33	3.750%(A)	1 Day SONIA(1)(A)/ 5.191%	(999)	(4,164)	(3,165)
GBP	2,857	03/21/34	3.780%(A)	1 Day SONIA(2)(A)/ 5.191%	10,273	41,062	30,789
GBP	271	06/19/34	3.719%(A)	1 Day SONIA(1)(A)/ 5.191%	(118)	(2,802)	(2,684)
GBP	540	06/19/34	3.750%(A)	1 Day SONIA(1)(A)/ 5.191%	(1,888)	(7,321)	(5,433)
GBP	666	06/20/34	3.531%(A)	1 Day SONIA(2)(A)/ 5.191%	(471)	943	1,414
GBP	210	06/19/36	3.750%(A)	1 Day SONIA(1)(A)/ 5.191%	(277)	(2,545)	(2,268)
GBP	220	06/19/39	3.750%(A)	1 Day SONIA(1)(A)/ 5.191%	615	(2,004)	(2,619)
JPY	7,284,000	06/19/29	0.500%(A)	1 Day TONAR(1)(A)/ 0.074%	80,239	112,010	31,771
JPY	137,236	09/16/29	0.719%(A)	1 Day TONAR(2)(A)/ 0.074%	(449)	211	660
JPY	798,310	08/03/33	1.250%(A)	1 Day TONAR(1)(A)/ 0.074%	(19,093)	(36,830)	(17,737)
JPY	411,000	06/19/34	1.000%(A)	1 Day TONAR(1)(A)/ 0.074%	(32,396)	(32,908)	(512)
JPY	40,661	06/19/34	1.094%(A)	1 Day TONAR(2)(A)/ 0.074%	1,266	5,686	4,420
JPY	867,000	08/03/38	1.500%(A)	1 Day TONAR(2)(A)/ 0.074%	(28,472)	(34,639)	(6,167)
KRW	2,262,500	06/19/26	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	(2,757)	(1,993)	764
KRW	1,664,370	06/19/29	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	(2,090)	1,697	3,787
KRW	3,724,950	06/19/34	3.250%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	(13,937)	5,059	18,996
MXN	54,520	06/17/26	9.250%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	(2,382)	(10,400)	(8,018)
MXN	3,745	09/13/28	8.220%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(6,214)	(6,214)
MXN	4,225	12/13/28	8.895%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(178)	(178)
MXN	1,296	12/13/28	8.900%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(39)	(39)
MXN	5,294	06/13/29	8.485%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(2,640)	(2,640)
MXN	26,370	06/13/29	8.500%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.249%	88	12,168	12,080
MXN	1,601	12/07/33	8.858%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	555	555
MXN	850	12/07/33	9.730%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	3,275	3,275
MXN	1,667	03/08/34	8.325%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(2,996)	(2,996)
MXN	4,406	06/07/34	8.495%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(3,052)	(3,052)
MXN	3,229	06/07/34	8.516%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(1,972)	(1,972)
NOK	311,150	06/19/26	4.500%(A)	6 Month NIBOR(2)(S)/ 4.870%	224,141	117,794	(106,347)
NOK	10,892	03/19/29	3.938%(A)	6 Month NIBOR(1)(S)/ 4.870%	(9,227)	(10,314)	(1,087)
NOK	52,283	03/20/29	3.780%(A)	6 Month NIBOR(2)(S)/ 4.870%	13,833	(28,687)	(42,520)
NOK	99,480	06/19/29	4.000%(A)	6 Month NIBOR(2)(S)/ 4.870%	75,230	66,758	(8,472)
A64

AST GLOBAL BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NOK	7,153	09/18/29	3.563%(A)	6 Month NIBOR(2)(S)/ 4.870%	$(1,252)	$(5,636)	$(4,384)
NOK	5,521	03/20/34	3.910%(A)	6 Month NIBOR(2)(S)/ 4.870%	513	7,698	7,185
NOK	3,541	06/19/34	3.688%(A)	6 Month NIBOR(1)(S)/ 4.870%	586	(12)	(598)
NOK	12,710	06/19/34	4.000%(A)	6 Month NIBOR(1)(S)/ 4.870%	(28,180)	(30,205)	(2,025)
NZD	22,540	02/28/26	4.500%(S)	3 Month BBR(2)(Q)/ 5.635%	(19,476)	19,520	38,996
NZD	2,333	06/19/29	4.563%(S)	3 Month BBR(2)(Q)/ 5.635%	(17,297)	(20,826)	(3,529)
NZD	1,369	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.635%	(2,554)	6,398	8,952
NZD	4,492	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 5.635%	(6,402)	(15,543)	(9,141)
NZD	870	06/19/34	4.500%(S)	3 Month BBR(2)(Q)/ 5.635%	2,652	6,763	4,111
NZD	569	06/19/34	4.656%(S)	3 Month BBR(2)(Q)/ 5.635%	(868)	8,683	9,551
PLN	4,720	06/19/26	5.000%(A)	6 Month WIBOR(1)(S)/ 5.860%	4,490	5,414	924
PLN	1,930	06/19/34	4.750%(A)	6 Month WIBOR(2)(S)/ 5.860%	(3,386)	(7,192)	(3,806)
SEK	406,970	06/19/26	3.250%(A)	3 Month STIBOR(2)(Q)/ 4.025%	247,312	148,116	(99,196)
SEK	50,920	03/20/29	2.660%(A)	3 Month STIBOR(1)(Q)/ 4.025%	(19,952)	18,369	38,321
SEK	10,859	06/18/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 4.025%	(241)	902	1,143
SEK	5,574	06/19/29	2.469%(A)	3 Month STIBOR(2)(Q)/ 4.025%	(4,722)	(4,351)	371
SEK	23,870	06/19/34	2.750%(A)	3 Month STIBOR(1)(Q)/ 4.025%	(47,775)	(26,272)	21,503
THB	56,340	06/19/29	2.250%(Q)	1 Day THOR(2)(Q)/ 2.491%	851	5,544	4,693
	9,910	02/18/26	3.750%(A)	1 Day SOFR(1)(A)/ 5.340%	(951)	33,611	34,562
	970	06/20/26	4.000%(A)	1 Day SOFR(1)(A)/ 5.340%	7,424	6,377	(1,047)
	4,896	06/28/26	4.250%(A)	1 Day SOFR(1)(A)/ 5.340%	12,401	7,582	(4,819)
	1,565	03/20/27	4.250%(A)	1 Day SOFR(2)(A)/ 5.340%	(646)	(1,020)	(374)
	4,650	11/28/27	3.731%(A)	1 Day SOFR(2)(A)/ 5.340%	16,167	8,402	(7,765)
	30,190	08/31/28	3.975%(A)	1 Day SOFR(1)(A)/ 5.340%	(7,575)	(10,163)	(2,588)
	1,029	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 5.340%	(1,469)	(3,250)	(1,781)
	11,760	06/20/29	3.750%(A)	1 Day SOFR(2)(A)/ 5.340%	(97,382)	(76,451)	20,931
	1,422	09/18/29	3.906%(A)	1 Day SOFR(1)(A)/ 5.340%	(176)	(6,042)	(5,866)
	8,890	07/28/32	2.680%(A)	1 Day SOFR(1)(A)/ 5.340%	217,769	324,556	106,787
	9,490	10/05/33	4.306%(A)	1 Day SOFR(2)(A)/ 5.340%	193,050	241,036	47,986
	10,020	11/15/33	3.850%(A)	1 Day SOFR(2)(A)/ 5.340%	9,427	39,298	29,871
	120	06/20/34	3.750%(A)	1 Day SOFR(1)(A)/ 5.340%	347	413	66
	342	09/18/34	3.813%(A)	1 Day SOFR(1)(A)/ 5.340%	924	(1,737)	(2,661)
	23,570	07/28/37	2.910%(A)	1 Day SOFR(2)(A)/ 5.340%	(532,261)	(684,101)	(151,840)
	29,780	05/10/38	3.391%(A)	1 Day SOFR(2)(A)/ 5.340%	(418,660)	(401,857)	16,803
	22,980	07/28/47	2.080%(A)	1 Day SOFR(1)(A)/ 5.340%	499,303	645,269	145,966
	27,810	05/11/53	2.564%(A)	1 Day SOFR(1)(A)/ 5.340%	492,052	563,800	71,748
	6,180	11/15/53	3.614%(A)	1 Day SOFR(1)(A)/ 5.340%	(104,948)	(142,614)	(37,666)
	1,580	11/29/53	3.513%(A)	1 Day SOFR(1)(A)/ 5.340%	(25,412)	(25,989)	(577)
	1,484	03/16/54	3.340%(A)	1 Day SOFR(2)(A)/ 5.340%	(1,126)	9,513	10,639
ZAR	2,070	06/19/34	9.750%(Q)	3 Month JIBAR(2)(Q)/ 8.350%	1,574	(816)	(2,390)
					$1,310,581	$731,268	$(579,313)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	920	12/21/31	3.271%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	$(7,110)	$(7)	$(7,103)	BOA
MYR	2,160	03/20/34	4.000%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	3,976	4,175	(199)	JPM
					$(3,134)	$4,168	$(7,302)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A65